As filed with the Securities and Exchange Commission on April 29, 2026

File No. 333-63972

File No. 811-10429

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 34

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 35

__________________

Modern Woodmen of America Variable Annuity Account

(Exact Name of Registered Separate Account)

__________________

Modern Woodmen of America

(Name of Insurance Company)

__________________

1701 1st Avenue

Rock Island, Illinois 61201

309-786-6481

(Address and Telephone Number of Principal Executive Office)

__________________

 Lester L. Bohnert, Esquire

1701 1st Avenue

Rock Island, Illinois 61201

(Name and Address of Agent for Service of Process)

__________________

Copy to:

Thomas E. Bisset, Esquire

Eversheds Sutherland (US) LLP

700 Sixth Street, NW, Suite 700

Washington, D.C. 20001-3980

__________________

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 (“Securities Act”);
☒	on May 1, 2026 pursuant to paragraph (b) of Rule 485;
☐	60 days after filing pursuant to paragraph (a) of Rule 485;
☐	on __________ pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐ New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐ If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☐ Insurance Company relying on Rule 12h-7 under the Exchange Act

☐ Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Securities being offered: Flexible Premium Deferred Variable Annuity Certificates

Modern Woodmen of America Variable Annuity Account

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
VARIABLE ANNUITY CERTIFICATE

PROSPECTUS
May 1, 2026

Modern Woodmen of America, a fraternal benefit society, (the "Society") is offering the individual flexible premium deferred variable annuity certificate (the "Certificate") described in this Prospectus. The Certificate provides for Accumulated Value and annuity payments on a fixed and variable basis. The Society sells the Certificate to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.

The Certificate Holder ("you" or "your") may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of Modern Woodmen of America Variable Annuity Account (the "Account"), each of which invests in various Investment Options. Additional information about the Declared Interest Option and each of the Investment Options in which the Subaccounts invest is provided in Appendix A: Investment Options Available Under the Certificate.

The Certificate is a complex investment and involves risks, including potential loss of principal. The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, and income taxes, including an additional tax if you are younger than age 59 1/2.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission's staff and is available at Investor.gov.

The Certificate may not be available in all jurisdictions. This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

If you are a new investor in the Certificate, you may cancel your Certificate within 30 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer or the refund amount may be different. Upon cancellation, you will receive the greater of the premiums paid or your total Accumulated Value, plus administrative charges and any other charges deducted under the Certificate. You should review this Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

Please note that the Certificates and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested. The Society's obligations under the Certificate are subject to its financial strength and claims paying ability.

The Securities and Exchange Commission has not approved these securities or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Issued By
Modern Woodmen of America
Variable Product Administrative Center:
PO Box 2005
Rock Island, Illinois 61201
1-800-447-9811

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DEFINITIONS

Account: Modern Woodmen of America Variable Annuity Account.

Accumulated Value: The total amount invested under the Certificate, which is the sum of the values of the Certificate in each Subaccount of the Account plus the value of the Certificate in the Declared Interest Option.

Administrative Center: The Society's administrative office at 1701 1st Avenue, Rock Island, Illinois, 61201.

Annuitant: The person whose life determines the annuity benefits payable under the Certificate and whose death determines the death benefit.

Beneficiary: The person (or persons) to whom the Society pays the proceeds on the death of the Annuitant.

Business Day: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day. Each Business Day ends at the close of normal trading on the New York Stock Exchange (generally, 3:00 p.m. central time).

Certificate: The individual flexible premium deferred variable annuity certificate we offer and describe in this Prospectus, which term includes the basic certificate, the certificate application, any supplemental applications, any endorsements or additional benefit riders or agreements, and the Articles of Incorporation and By-Laws of the Society which are in force on the Issue Date.

Certificate Anniversary: The same date in each Certificate Year as the Issue Date.

Certificate Holder: The person who controls the Certificate and who is entitled to exercise all rights and privileges provided in the Certificate.

Certificate Year: A twelve-month period beginning on the Issue Date or on a Certificate Anniversary.

The Code: The Internal Revenue Code of 1986, as amended.

Declared Interest Option: An allocation option under the Certificate funded by the Society's General Account. It is not part of, nor dependent upon, the investment performance of the Account.

Due Proof of Death: Satisfactory documentation provided to the Society verifying proof of death. This documentation may include the following:

(a)  a certified copy of the death certificate;

(b)  a certified copy of a court decree reciting a finding of death;

(c)  the Beneficiary's statement of election;

(d)  a copy of the Beneficiary's Form W-9; or

(e)  any other proof satisfactory to the Society.

Fund: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end, diversified management investment company or unit investment trust in which the Account invests.

General Account: The assets of the Society other than those allocated to the Account or any other separate account of the Society.

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Good Order: This means the actual receipt by us of the instructions relating to a transaction in writing-or when appropriate by telephone-along with all forms, information and supporting legal documentation (including any required consents) we require in order to effect the transaction. To be in "Good Order," instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions.

Investment Option: A Fund, or a separate investment portfolio of a Fund, in which a Subaccount invests.

Issue Date: The date following the day on which the Society receives a properly completed application and an initial premium at the Administrative Center. It is the date set forth on the data page of the Certificate which the Society uses to determine Certificate Years and Certificate Anniversaries.

Money Market Subaccount: The Subaccount that invests in The Federated Hermes Government Money Fund II.

Net Accumulated Value: The Accumulated Value less any applicable Surrender Charge.

Nonqualified Certificate: A Certificate that is not a Qualified Certificate.

Qualified Certificate: A Certificate the Society issues in connection with plans that qualify for special federal income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Code.

Retirement Date: The date when the Society applies the Accumulated Value under a settlement option, if the Annuitant is still living.

SEC: The U.S. Securities and Exchange Commission.

The Society ("we", "us" or "our"): Modern Woodmen of America, a fraternal benefit society.

Subaccount: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

Valuation Period: The period of time over which we determine the change in value of the Subaccounts. Each Valuation Period begins at the close of normal trading of the New York Stock Exchange (generally, 3:00 p.m. central time) on one Business Day and ends at the close of normal trading of the New York Stock Exchange on the next succeeding Business Day.

Written Notice: A written request or notice signed by the Certificate Holder on a form satisfactory to the Society which we receive in Good Order at the Administrative Center.

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OVERVIEW OF THE CERTIFICATE

Purpose. The Certificate is a variable annuity certificate. It provides a means for investing on a tax-deferred basis in the Declared Interest Option and the Investment Options. The Certificate is intended for retirement savings or other long-term investment purposes. The Certificate has various optional features and benefits that may be appropriate for you based on your financial situation and objectives. The Certificate also offers certain death benefit features, which can be used to transfer assets to your beneficiaries.

The Certificate is not intended for people who may need to make early or frequent withdrawals, and may not be appropriate for you if you do not have a long-term investment horizon.

Phases of the Certificate. The Certificate has two phases: the accumulation phase and the annuity phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. To help you accumulate assets during the accumulation phase, you can invest your purchase payments and Accumulated Value in: (1) Investment Options available under the Certificate, each of which has its own investment strategies and risks; investment adviser(s); expense ratio; and performance history; and (2) the Declared Interest Option, which offers a guaranteed interest rate during selected periods. Additional information about the Declared Interest Option and each of the Investment Options in which the Subaccounts invest is provided in Appendix A: Investment Options Available Under the Certificate.

The annuity phase occurs when you or a designated payee begin receiving regular annuity payments from your Certificate. All optional benefits, including death benefits, terminate without value at the start of the annuity phase. Depending on the settlement option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed annuity payments) will be paid to your Beneficiary (or Beneficiaries). In addition, depending on the settlement option you elect, you may be unable to make withdrawals once you enter the annuity phase.

Certificate Features. The following is a brief description of the Certificate's primary features.

●  Accessing your Money. Before you annuitize, you can withdraw money from your Certificate at any time. If you take a withdrawal, you may have to pay a surrender charge and/or income taxes, including an additional tax if you are younger than age 59 1/2.

●  Tax Treatment. You can transfer money among Investment Options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are only subject to tax upon: (1) making a withdrawal; (2) receiving a payment from us; or (3) payment of a death benefit.

●  Death Benefits. The Certificate includes, at no additional cost, a standard death benefit that will pay a death benefit to your Beneficiary (ies) if you die during the accumulation phase. You may also qualify for the Incremental Death Benefit Rider, which may increase the amount of money payable to your designated beneficiaries upon your death.

Additional Services.

●  Dollar Cost Averaging Program. This program allows you to systematically transfer a set amount each month between certain Subaccounts and the Declared Interest Option.

●  Automatic Rebalancing Program. This program directs us to automatically rebalance your Accumulated Value to maintain a particular percentage allocation among the Subaccounts and Declared Interest Option.

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●  Systematic Withdrawal Program. This program allows you to receive regular automatic withdrawals from selected Subaccounts or the Declared Interest Option (either monthly, quarterly, semi-annually or annually) provided that each payment must amount to at least $100.

●  Interest Sweep Program. This program automatically transfers interest earnings from the Declared Interest Option to one or more Subaccounts on your Certificate Anniversary.

Inherited Nonqualified Certificates. We also issue inherited Nonqualified Certificates to beneficiaries under other nonqualified annuity contracts, including Nonqualified Certificates we issued, who are entitled to death benefit proceeds from those contracts for the purpose of taking post-death required distributions under Section 72(s) of the Code. Under an inherited Nonqualified Certificate, the initial premium payment must be received in the form of death benefit proceeds from one or more nonqualified annuity contracts through a tax-free exchange pursuant to Section 1035 of the Code. You cannot make subsequent premium payments under your inherited Nonqualified Certificate.

You must begin taking required minimum distributions under your inherited Nonqualified Certificate, or payments must have started under a prior inherited nonqualified annuity, within one year of the date of death of the decedent (the person whose death triggered your right to receive death benefit proceeds). Surrender charges do not apply to these required minimum distributions. You may not elect any of the settlement options. If your inherited Nonqualified Certificate is in force on the Retirement Date, we will pay you the surrender value of your inherited Nonqualified Certificate as of the Retirement Date in a single lump sum.

Upon the death of the Certificate Holder of an inherited Nonqualified Certificate, we will pay the death benefit in a single lump sum to the Beneficiary.

Depending on the state in which your Certificate is issued, certain features or Benefits of the Certificate may be unavailable or different from those described in this prospectus. A list of important state variations is provided in Appendix C to this prospectus.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CERTIFICATE

Fees, Expenses, and Adjustments				Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	Yes. If you withdraw money from your Certificate within the first eight years after you purchase the Certificate, you may be assessed a surrender charge of up to 8% of the amount withdrawn.
	For example, assuming no gain or loss in the Accumulated Value, if you make a withdrawal in the first Certificate Year, you could pay a surrender charge of up to $8,000 on a $100,000 investment. Your loss will be greater if you also have to pay income taxes, including an additional tax if you are younger than age 59 1/2.			Charges and Deductions— Surrender Charge (Contingent Deferred Sales Charge)
Are There Transaction Charges?	Yes. In addition to surrender charges, you may also be charged for other transactions.
	Transfer Processing Fee. Currently, we do not assess a charge to transfer Accumulated Value among the Subaccounts and between the Subaccounts and the Declared Interest Option for the first 12 transfers during the Certificate Year. However, we reserve the right to charge $25 per transfer in excess of 12 in a single Certificate Year.			Charges and Deductions— Transfer Processing Fee
Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options you choose. Please refer to your Certificate specifications page, the prospectus and the Funds' prospectuses for information about the specific fees you will pay each year based on the options you have elected.

Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Certificate	1.11%(1)	1.11%(1)
	Fund fees and expenses	0.09%(2)	1.12%(2)
(1) We calculate the Base Certificate fee by dividing the total amount we received from the annual administrative charge and mortality and expense risk charge for the last fiscal year by the total average net assets attributable to the Certificates for that year.
(2) As a percentage of Fund assets.

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Fees, Expenses, and Adjustments			Location in Prospectus

Because your Certificate is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Certificate, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Certificate, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,490	Highest Annual Cost: $2,520
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive Investment Option fees and expenses
● No optional benefits
● No sales charges
● No additional purchase payments, transfers, or withdrawals	Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive Investment Option fees and expenses
● No optional benefits
● No sales charges
● No additional purchase payments, transfers, or withdrawals
Risks			Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Certificate, including loss of principal.		Principal Risks of Investing in the Certificate
Is this a Short-Term Investment?	No. This Certificate is not designed for short-term investment and is not appropriate for an investor who needs ready access to cash.
Surrender charges apply for up to eight years after you purchase the Certificate. It will reduce the value of your Certificate if you withdraw money during that time.
You may also have to pay income taxes on amounts withdrawn from the Certificate, including an additional tax if you are younger than age 59 1/2.
	The benefits of tax deferral also means the Certificate is more beneficial to investors with a long time horizon.		Principal Risks of Investing in the Certificate
What Are the Risks Associated with the Investment Options?	● An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Certificate.
● Each Fund and the Declared Interest Option has its own unique risks.
	● You should review the prospectuses for the available Funds before making an investment decision.		Principal Risks of Investing in the Certificate Appendix A: Investment Options Available Under the Certificate

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Risks	Location in Prospectus
What Are the Risks Related to the Insurance Company?

An investment in the Certificate is subject to the risks related to the Society. Any obligations (including under the Declared Interest Option), guarantees, or benefits are subject to the claims-paying ability of the Society. More information about the Society, including its financial strength ratings, is available upon request by calling the Variable Product Administrative Center at 1-866-628-6776 or emailing VPACServices@modern-woodmen.org.

Principal Risks of Investing in the Certificate
Restrictions	Location in Prospectus
Are There Restrictions on the Investment Options?	Yes.
● You may only be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option.
● Each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option.
● The Declared Interest Option may not be available under your Certificate, depending on when your Certificate was issued and the state in which your Certificate was issued.
● You cannot transfer more than 25% of the Declared Interest Option Accumulated Value from the Declared Interest Option at one time, unless the balance after transfer would be less than $1,000.
● Currently, there is no charge when you transfer Accumulated Value among Subaccounts and between the Subaccounts and the Declared Interest Option. However, the Society reserves the right to charge $25 per transfer in excess of 12 in a single Certificate Year.
● The Society reserves the right to remove or substitute Investment Options that are available under the Certificate.
● The Society reserves the right to change the method of crediting interest to the Declared Interest Option, provided such changes do not have the effect of reducing the interest rate below the guaranteed minimum interest rate under the Certificate or shortening the period for which the current interest rate applies to less than a Certificate Year.
● If mandated under applicable law, the Society may be required to reject a premium payment.	The Society, Account and Investment Options—
Investment Options

The Declared Interest Option

The Declared Interest Option—
Transfers from Declared Interest Option

Charges and Deductions—
Transfer Processing Fee

The Society, Account and Investment Options—
Addition, Deletion or Substitution of Investments

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Restrictions	Location in Prospectus
Are There any Restrictions on Contract Benefits?	Yes.
● The Dollar Cost Averaging Program cannot be utilized in combination with the Automatic Rebalancing or Systematic Withdrawal Programs.
● The Interest Sweep Program may not be available under your Certificate, depending on when your Certificate was issued and the state in which your Certificate was issued.
● We reserve the right to discontinue the Interest Sweep Program if your balance in the Declared Interest Option is less than $5,000.
● The Incremental Death Benefit Rider is not available if the Annuitant's age on the Issue Date is 71 or over, and is not available under Certificates issued in Washington.
● Withdrawals may reduce the death benefit by more than the amount withdrawn, and could eliminate the incremental death benefit.
● We may discontinue or modify any of the optional benefits at any time prior to the time you elect.	Description of Annuity Certificate Benefits Available Under the Certificate
Taxes	Location in Prospectus
What Are the Contract's Tax Implications?	● You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Certificate.
● There is no additional tax benefit if you purchase the Certificate through a qualified retirement plan or individual retirement account (IRA).
● Earnings on your Certificate are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% additional tax if you take a withdrawal before age 59 1/2.	Federal Tax Matters

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Conflicts of Interest		Location in Prospectus
How Are Investment Professionals Compensated?	Your registered representative may receive compensation for selling this Certificate to you in the form of commissions. If your registered representative is also a Society insurance agent, they are also eligible for certain cash and non-cash benefits from us. Cash compensation includes bonuses, insurance benefits, and financing arrangements. Non-cash compensation includes conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise, and other similar items. Sales of the Certificates may help the registered representative and/or their managers qualify for such benefits. In addition, registered representatives who meet certain Society productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Certificates, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
	These conflicts of interest may influence your registered representative to offer or recommend this Certificate over another investment.	Distribution of the Certificates
Should I Exchange My Contract?

Some investment professionals may have a financial incentive to offer you a new contract in place of a contract you already own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.

N/A

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FEE TABLES

The following tables describe the fees and expenses that are payable when buying, owning and surrendering or making withdrawals from the Certificate. Please refer to your Certificate specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Certificate, surrender or make withdrawals from the Certificate, or transfer Accumulated Value among the Subaccounts and the Declared Interest Option. State premium taxes may also be deducted.

Transaction Expenses	Guaranteed Maximum Charge	Current Charge
Surrender Charge (as a percentage of amount withdrawn or surrendered)(1)	8%	8%
Transfer Processing Fee(2)	$25	$25

(1)  The surrender charge is only assessed during the first eight Certificate Years. The surrender charge declines 1% annually to 0% in the ninth Certificate Year. You may annually withdraw a maximum of 10% of the Accumulated Value calculated as of the most recent prior Certificate Anniversary without incurring a surrender charge. This amount is not cumulative from Certificate Year to Certificate Year. We may waive this charge under certain circumstances. (See "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.")

(2)  We do not assess transfer processing fees for the first twelve (12) transfers in a Certificate Year, but we may impose a charge of $25 for the thirteenth (13th) and each subsequent transfer during a Certificate Year.

The next table describes the fees and expenses that you will pay each year during the time that you own your Certificate, not including Fund fees and expenses.

Annual Certificate Expenses	Guaranteed Maximum Charge	Current Charge
Administrative Expenses (includes Annual Administrative Charge)(3)	$45	$30
Base Certificate Expenses (as a percentage of average variable Accumulated Value) (includes mortality and expense risk charge)	1.40%	1.40%

(3)  We currently deduct an annual administrative charge of $30 on the Issue Date and on each Certificate Anniversary prior to the Retirement Date and may waive the charge if your initial premium payment, or whenever your Accumulated Value on the most recent Certificate Anniversary, is $50,000 or greater.

The next table shows the minimum and maximum total operating expenses charged by any of the Investment Options that you may pay periodically during the time that you own the Certificate. Expenses shown may change over time and may be higher or lower in the future. A complete list of Investment Options available under the Certificate, including their annual expenses, may be found at the back of this Prospectus.

Annual Investment Option Operating Expenses	Minimum	Maximum
Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)(4)	0.09%	1.12%
Annual Investment Option Operating Expenses After Fee Waiver or Reimbursement(5)	0.09%	1.07%

(4)  Some Investment Options may impose a redemption fee of up to 2% of the amount withdrawn to deter frequent trading activity.

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(5)  The "Annual Investment Option Operating Expenses After Fee Waiver or Reimbursement" line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account fee waiver or expense reimbursement arrangements in place. Those arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.

Examples

The Examples are intended to help you compare the cost of investing in the variable Investment Options with the cost of investing in other annuity contracts that offer variable options. These costs include transaction expenses, the annual expenses, and Investment Option fees and expenses.

The Examples assume all Accumulated Value is allocated to the variable Investment Options. Your costs could differ from those shown below if you invest in the Declared Interest Option.

Each Example assumes that you invest $100,000 in the variable Investment Options for the time periods indicated. Each Example also assumes that your investment has a 5% return each year. The first and second Examples address the costs of investing in a Certificate issued on or after June 1, 2025. The third and fourth Examples address the costs of investing in a Certificate issued before June 1, 2025.

Certificates Issued On or After June 1, 2025

Example 1

The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Annual Investment Options Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.  If you surrender or annuitize your Certificate at the end of the applicable time period(1):
1 Year	3 Years	5 Years	10 Years
$8,976	$12,592	$16,292	$28,207

2.  If you do not surrender or annuitize at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$2,520	$7,749	$13,241	$28,207

Example 2

The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.  If you surrender or annuitize your Certificate at the end of the applicable time period(1):
1 Year	3 Years	5 Years	10 Years
$8,011	$9,619	$11,200	$17,488

2.  If you do not surrender or annuitize at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$1,490	$4,629	$7,992	$17,488

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Certificates Issued Before June 1, 2025

Example 3

The third example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Annual Investment Options Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.  If you surrender your Certificate or you annuitize at the end of the applicable time period and elect fixed settlement option 1:
1 Year	3 Years	5 Years	10 Years
$8,976	$12,592	$16,292	$28,207

2.  If you annuitize at the end of the applicable time period and elect fixed settlement option 2 or 4 with a one-year annuity payment period(2):
1 Year	3 Years	5 Years	10 Years
$8,054	$11,624	$15,275	$28,207

3.  If you do not surrender your Certificate or you annuitize at the end of the applicable time period and elect fixed settlement option 3 or 5, or a variable settlement option:
1 Year	3 Years	5 Years	10 Years
$2,520	$7,749	$13,241	$28,207

Example 4

The fourth example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.  If you surrender your Certificate or you annuitize at the end of the applicable time period and elect fixed settlement option 1:
1 Year	3 Years	5 Years	10 Years
$8,011	$9,619	$11,200	$17,488

2.  If you annuitize at the end of the applicable time period and elect fixed settlement option 2 or 4 with a one-year annuity payment period(2):
1 Year	3 Years	5 Years	10 Years
$7,080	$8,621	$10,131	$17,488

3.  If you do not surrender your Certificate or you annuitize at the end of the applicable time period and elect fixed settlement option 3 or 5, or a variable settlement option:
1 Year	3 Years	5 Years	10 Years
$1,490	$4,629	$7,992	$17,488

(1)  For Certificates issued on or after June 1, 2025 in the State of Florida, we do not apply a surrender charge if you elect to receive a life contingent settlement option, as described in "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Surrender Charge at the Retirement Date." For more information on the calculation of the surrender charge associated with a partial withdrawal or surrender, see "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)".

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(2)  Selection of an annuity payment period with a duration greater than one year would result in lower one-, three-, and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option 2 or 4, the Society will add the number of years for which payments will be made under the annuity payment option selected to the number of Certificate Years since the Issue Date to determine the Certificate Year in which the surrender is deemed to occur for purposes of determining the surrender charge percentage that would apply upon annuitization. For more information on the calculation of the surrender charge on the Retirement Date, see "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Surrender Charge at the Retirement Date." For more information on the calculation of the surrender charge associated with a partial withdrawal or surrender, see "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)."

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PRINCIPAL RISKS OF INVESTING IN THE CERTIFICATE

Unsuitable as Short-Term Savings Vehicle. The Certificate is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Certificate for short-term needs, it may not be the right investment for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial. Withdrawals may reduce the death benefit by more than the amount withdrawn, and could eliminate the incremental death benefit. Please discuss your insurance needs and financial objectives with your registered representative.

Investment Risk. You bear the risk of any decline in the Accumulated Value of your Certificate resulting from the performance of the Investment Option(s) you have chosen. The Accumulated Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Investment Option. This risk could have a significant negative impact on certain benefits and guarantees under the Certificate. The investment risks are described in the prospectuses for the Investment Options.

Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Certificate), and prior to age 59 1/2 an additional tax may apply.

Certificate Changes Risk. The Society reserves the right to add, remove or substitute Investment Options that are available under the Certificate. The Society may also limit transfers in accordance with our policies and procedures to detect and deter frequent transfers. We may discontinue or modify any of the optional benefits at any time prior to the time you elect. We reserve the right to change the method of crediting interest to the Declared Interest Option, provided that such changes do not have the effect of reducing the interest rate for the Certificate Year below the minimum guaranteed interest rate for the Certificate, or shortening the period for which the current interest rate applies to less than a Certificate Year. If mandated under applicable law, the Society may be required to reject a premium payment.

Society Risk. An investment in the Certificate is subject to the risks related to the Society. Any obligations (including under the Declared Interest Option), guarantees, or benefits are subject to the claims-paying ability of the Society. More information about the Society, including its financial strength ratings, is available upon request by calling the Variable Product Administrative Center at 1-866-628-6776 or emailing VPACServices@modern-woodmen.org.

Business Disruption and Cyber Security Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely). These risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Certificate Holder information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments, and the recent military conflict between the United States and Iran). The continuing use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential cyber-attack surfaces. Due to the increasing sophistication of cyber-attacks, such cyber security incidents could occur and persist for an extended period of time without detection.

Systems failures and cyber-attacks affecting us, the Investment Options, intermediaries and other affiliated or third-party service providers may adversely affect us and your Accumulated Value. For instance, systems failures and cyber-attacks may interfere with our processing of Certificate transactions, including the processing of orders with the Investment Options, impact our ability to

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calculate unit values or the Investment Options' ability to calculate share values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Investment Options invest, which may cause the Investment Options underlying your Certificate to lose value. There can be no assurance that we or the Investment Options or our service providers and intermediaries will avoid losses affecting your Certificate due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic, could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. They could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing Certificates and processing of other Certificate-related transactions, including orders from Certificate Holders. Disasters may negatively affect the computer and other systems on which we rely and may interfere with our ability to receive, pickup and process mail, our processing of Certificate-related transactions, impact our ability to calculate Accumulated Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Investment Options invest, which may cause the Investment Options underlying your Certificate to lose value. There can be no assurance that we, the Investment Options or our service providers will avoid losses affecting your Certificate due to a natural disaster.

THE SOCIETY, ACCOUNT AND INVESTMENT OPTIONS

Modern Woodmen of America

The Society was incorporated on May 5, 1884 as a fraternal benefit society in the State of Illinois and is principally engaged in the offering of life insurance and annuity certificates to its members. We are admitted to conduct variable annuity business in 46 states: Alabama, Alaska, Arizona, Arkansas, California, Colorado, Connecticut, Delaware, Florida, Georgia, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Massachusetts, Michigan, Minnesota, Mississippi, Missouri, Montana, Nebraska, Nevada, New Hampshire, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Oregon, Pennsylvania, South Carolina, South Dakota, Tennessee, Texas, Utah, Vermont, Virginia, Washington, West Virginia, Wisconsin and Wyoming. The Society's principal business address is 1701 1st Avenue, Rock Island, Illinois 61201.

It is the Society's objective and purpose to improve the quality of life for its members by bringing together persons of exemplary habits and good moral character into its Chapters and provide for the social, intellectual, moral, financial and physical improvement of its members; to promote fraternal relationships and foster acts of charity and benevolence by and among its members; to provide opportunities for service to others and positive community impact through local volunteer projects; to promote patriotism and responsible citizenship; to encourage and support quality family life through education, fraternal activities, and financial security; and to provide death, disability, annuity, and other benefits, rights, and privileges to its members and their beneficiaries.

We are obligated to pay all amounts promised to you under the Certificate, subject to our financial strength and claims-paying ability.

Modern Woodmen of America Variable Annuity Account

On March 30, 2001, we established the Account pursuant to the laws of the State of Illinois. The Account:

●  will receive and invest premiums paid to it under the Certificate;

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●  will receive and invest premiums for other variable annuity certificates we issue;

●  is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

We own the Account's assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. (The Account's assets are available to cover the general liabilities of the Society only to the extent that the Account's assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. For example, we may transfer assets attributable to our investment in the Account or fees and charges that have been earned.) All assets held in the General Account are subject to the Society's general liabilities from business operations. All obligations arising under the Certificates are general corporate obligations of the Society.

The income, gains and losses (realized and unrealized) from the assets of the Account reflect the Account's own investment experience and not the investment experience of our other assets, and are, in accordance with the Certificates, credited to or charged against the Account without regard to our other income, gains, or losses.

Investment Options

There are currently 61 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objective(s) and separately determines the income and losses for that Investment Option. There is a risk of loss of the entire amount invested. While you may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option.

The investment objective(s) and policies of certain Investment Options are similar to the investment objective(s) and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios.

There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

Please refer to Appendix A for the name, investment objective(s), investment adviser and sub-adviser, current expenses and performance information for each Investment Option. There is no assurance that any Investment Option will achieve its stated objective(s). You should also read the prospectus for each Investment Option, which must accompany or precede this Prospectus, for more detailed information, including a description of risks and expenses. You may obtain a free copy of the prospectus for each Investment Option by contacting us at the Administrative Center at 1-866-628-6776.

Note: If you received a summary prospectus for an Investment Option, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Fund prospectus.

The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that are not affiliated with the Society; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to Certificate Holders arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that are not affiliated with the Society. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly

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arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Certificate Holders, we will take appropriate action on our own, which may include withdrawing the Account's investment in that Fund. (See the Fund prospectuses for more detail.)

We select the Investment Options offered through this Certificate based on several criteria, including asset class coverage, the strength of the investment adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Option's investment adviser or an affiliate will make payments to us or our affiliates. We review the Investment Options periodically and may remove an Investment Option or limit its availability to new premiums and/or transfers of Accumulated Value if we determine that the Investment Option no longer meets one or more of the selection criteria, and/or if the Investment Option has not attracted significant allocations from Certificate Holders.

We do not provide any investment advice and do not recommend or endorse any particular Investment Option. Accumulated Value allocated to a Subaccount will vary based on the investment experience of the corresponding Investment Option in which the Subaccount invests. You bear the risk of any decline in the Accumulated Value of your Certificate resulting from the performance of the Investment Option you have chosen. There is a risk of loss of the entire amount invested.

We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. The amounts we currently receive on an annual basis range from 0.00% to 0.25% of the annual average assets we hold in the Investment Options. In addition, MWA Financial Services, Inc., the principal underwriter of the Certificates, receives 12b-1 fees deducted from certain portfolio assets attributable to the Certificate for providing distribution and shareholder support services to some Investment Options. The 12b-1 fees are deducted from the assets of the Investment Option and decrease the Investment Option's investment return. The Society and its affiliates may profit from these payments.

Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.

Volatility Management Strategies

Investment Options that utilize a volatility management strategy are designed to reduce the overall volatility of the Investment Option and provide you with risk-adjusted returns over time. During rising markets, the volatility management strategy, however, could result in your Accumulated Value rising less than would have been the case had you been invested in an Investment Option that does not utilize a volatility management strategy. Conversely, investing in an Investment Option that features a volatility management strategy may be helpful in a declining market when high market volatility triggers a reduction in the Investment Option's equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Accumulated Value may decline less than would have been the case had you not been invested in an Investment Option that features a volatility management strategy.

Please further note that Investment Options may utilize volatility management techniques that differ from each other. Please see the Investment Options' prospectuses for more information about the Investment Options' objective and strategies.

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Addition, Deletion or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

We also reserve the right to establish additional Subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new Subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new Subaccounts available to existing Certificate Holders on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, investment conditions or regulatory requirements warrant.

In the event of any such substitution, deletion or change, we may make appropriate changes in this and other Certificates to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current Subaccounts that are being substituted for or deleted, you may surrender the portion of the Accumulated Value funded by such Subaccount without paying the associated surrender charge. You may also transfer the portion of the Accumulated Value affected without paying a transfer charge.

If we deem it to be in the best interest of persons having voting rights with regard to the Subaccounts under the Certificates, we may:

●  operate the Account as a management investment company under the 1940 Act;

●  deregister the Account under that Act in the event such registration is no longer required; or

●  combine the Account with our other separate accounts.

In addition, we may, when permitted by law, restrict or eliminate these voting rights under the Certificate.

THE DECLARED INTEREST OPTION

You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Certificate Year, subject to a minimum guaranteed interest rate. The minimum guaranteed interest rate varies based on the state and time period the Certificate was issued in. Please refer to Appendix C for the Certificate issue state and period, the term, and the minimum guaranteed interest rate of the Declared Interest Option.

For Certificates issued on or after January 1, 2012 in the following states, however, the minimum guaranteed interest rate is set forth in the Certificate: Alabama, Arizona, Arkansas, California, Colorado, Connecticut, Florida, Georgia, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Michigan, Minnesota, Mississippi, Missouri, Nebraska, Nevada, New Hampshire, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Pennsylvania, South Dakota, Tennessee, Texas, Vermont, Virginia, West Virginia, Wisconsin and Wyoming (each, an "Original Certificate State"). In addition, for Certificates issued on or after March 1, 2012 in the following states, the minimum guaranteed interest rate is also set forth in the

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Certificate: Delaware, Massachusetts, Montana, Oregon, South Carolina and Utah (each, a "New Certificate State"). For Certificates issued on or after January 1, 2012 in Original Certificate States and Certificates issued on or after March 1, 2012 in New Certificate States, the minimum guaranteed rate of interest set forth in the Certificate will not be less than 1%. For all other Certificates, the minimum guaranteed interest rate is 3%.

The Declared Interest Option is not available for Certificates issued in Oregon, South Carolina, and Utah prior to March 1, 2012. Certificates issued in Washington prior to February 1, 2009 also do not have the Declared Interest Option available. A registered representative can provide information on the availability of the Declared Interest Option.

The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the "1933 Act"), and neither the Declared Interest Option nor the Society's General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Society's General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of your Accumulated Value allocated to the Declared Interest Option (the "Declared Interest Option accumulated value") will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Society's general liabilities from business operations. To the extent that the Society is required to pay you amounts in addition to your Accumulated Value under any guarantees under the Certificate, including the death benefit, such amounts will come from the General Account. Thus, those guarantees are subject to the Society's financial strength and claims paying ability and the risk that the Society may default on the guarantees. You should be aware that General Account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance contracts and financial products as well, and we also pay our obligations under these products from assets in our General Account. The financial statements contained in the Statement of Additional Information include a further discussion of the risks inherent within the investments of the General Account.

As a fraternal benefit society, the Society, in effect, is owned by its members; thus its members bear responsibility for certain liabilities of the Society. In that regard, if the Society's reserves pertaining to the Certificates should be impaired, as provided in your Certificate and under Section 300.1 of the Illinois Insurance Code for Fraternal Benefit Societies, to the extent you have allocated or transferred amounts to the Declared Interest Option, you may be held responsible for a portion of the deficiency as the board of directors of the Society in its discretion may determine. If you do not satisfy such deficiency, we will apply that amount as a debt against your Certificate and it will accrue interest at an annual rate of 5%, or you may consent to an equivalent reduction in member benefits.

Minimum Guaranteed and Current Interest Rates

The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%, except for Certificates issued in Original Certificate States on or after January 1, 2012 and Certificates issued in New Certificate States on or after March 1, 2012 where the Declared Interest Option accumulated value is guaranteed to accumulate at the minimum effective annual interest rate set forth in the Certificate. See "THE DECLARED INTEREST OPTION" for a list of Original Certificate and New Certificate States. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the

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minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined at the sole discretion of the Society. You, therefore, assume the risk that interest credited may not exceed the guaranteed rate.

Occasionally, we establish new current interest rates for the Declared Interest Option. You can obtain the current rate by calling the Variable Product Administrative Center at 1-866-628-6776. The rate applicable to your Certificate is the rate in effect on your most recent Certificate Anniversary. This rate will remain unchanged until your next Certificate Anniversary (i.e., for your entire Certificate Year). During each Certificate Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the interest rate for the Certificate Year below the minimum guaranteed interest rate for the Certificate, or shortening the period for which the current interest rate applies to less than a Certificate Year. The Society's right to change the method of crediting interest for Accumulated Value held in the Declared Interest Option will not affect the guaranteed minimum interest rate under the Certificate.

Calculation of Declared Interest Option Accumulated Value. The Declared Interest Option accumulated value is equal to:

●  amounts allocated and transferred to the Declared Interest Option, plus

●  interest credited, less

●  amounts deducted, transferred or withdrawn.

Transfers from Declared Interest Option

You may make an unlimited number of transfers from the Declared Interest Option to any or all of the Subaccounts in each Certificate Year. The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be less than $1,000, you may transfer the entire amount.

BENEFITS AVAILABLE UNDER THE CERTIFICATE

Certain standard features or benefits are available under the Certificate for no additional charge. The purposes and restrictions of each of these benefits are briefly summarized in the following table. Some of the benefits in the table below may have been discussed in the above sections.

Benefit	Purpose	Fee	Restrictions/Limitations
Automatic Rebalancing Program	Automatically transfers amounts to maintain a particular percentage allocation among the Subaccounts and Declared Interest Option	None	● Maximum number of Investment Options which you may select at any one time is 10, including the Declared Interest Option.
● Cannot be utilized in combination with the dollar cost averaging program.
● Transferring all assets to the Declared Interest Option will terminate any automatic rebalancing instructions.

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Benefit	Purpose	Fee	Restrictions/Limitations
Dollar Cost Averaging Program	Systematically transfers a set amount each month from the source account or the Declared Interest Option to other available Investment Options over a period of time	None	● You must place at least $1,000 in a single "source account" (either the Declared Interest Option or the Money Market Subaccount).
● Minimum amount of each transfer is $100.
● Maximum number of Investment Options which you may select at any one time is 10, including the Declared Interest Option.
● Terminates when monies in the source account are depleted.
● Cannot be utilized in combination with automatic rebalancing or systematic withdrawal programs.
Systematic Withdrawal Program	Automatically withdraws a specific amount of Accumulated Value from selected Subaccounts or the Declared Interest Option	None	● Minimum amount which you may withdraw is $100.
● Maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000. We may deny an automatic partial withdrawal request that would reasonably cause the Accumulated Value to be less than $2,000 within one year.
● Cannot be utilized in combination with dollar cost averaging program.
Interest Sweep Program	Automatically transfers interest earnings from the Declared Interest Option to one or more Subaccounts on your Certificate Anniversary	None	● Must have at least $5,000 in the Declared Interest Option to establish the program.
● Maximum number of Subaccounts to receive interest earnings at any one time is 10.
● Not available for Certificates issued in Oregon, South Carolina, and Utah prior to March 1, 2012.
● Not available for Certificates issued in Washington prior to February 1, 2009.

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Benefit	Purpose	Fee	Restrictions/Limitations
Death Benefit	Before the Retirement Date, upon the Annuitant's death, we will pay a death benefit to the Beneficiary in one sum within five years of the deceased Annuitant's death.	None	● If original Annuitant's age on the Issue Date was less than 76, we determine the death benefit as of the date we receive Due Proof of Death and the death benefit equals the greatest of:
● sum of premiums paid, less the sum of all partial withdrawal reductions;
● Accumulated Value; or
● Performance Enhanced Death Benefit (PEDB) amount.
● If original Annuitant's age on the Issue Date was 76 or older, we determine the death benefit as of the date we receive Due Proof of Death and the death benefit equals the greater of:
● sum of the premiums paid, less the sum of all partial withdrawal reductions, or
● Accumulated Value.
Incremental Death Benefit Rider	Provides a death benefit that is in addition to the death benefit available under the Certificate	None	● Not available if the Annuitant's age on the Issue Date is 71 or over.
● No incremental death benefit is paid if market decline results in the Accumulated Value being less than premium payments minus any partial withdrawal reductions.
● No incremental death benefit is paid if the sum of all premium payments minus the sum of all partial withdrawal reductions is equal to or less than zero.
● Not available in Washington.

Transfer and Withdrawal Options

You may elect the following options on your initial application or at a later date by completing the applicable request form and returning it to the Administrative Center. The options selected will remain in effect until we receive a written termination request from you at the Administrative Center.

We may terminate the automatic rebalancing, dollar cost averaging, interest sweep and systematic withdrawal privileges at any time.

The Society does not provide investment advisory services in making automatic rebalancing, dollar cost averaging, interest sweep or systematic withdrawal privileges or any other service or feature available under the Certificate.

Automatic Rebalancing Program. We offer an asset rebalancing program under which we will automatically transfer amounts to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option quarterly, semi-annually or annually, to match your Certificate's then-effective premium allocation

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instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

●  Under the asset rebalancing program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

●  This feature is free and is not considered in the twelve free transfers permitted during a Certificate Year.

●  This feature cannot be utilized in combination with the dollar cost averaging program.

Transferring all assets to the Declared Interest Option (DIO) will terminate any automatic rebalancing instructions. Automatic rebalancing can be subsequently requested when premiums are allocated to at least two investment options. Automatic rebalancing cannot be set up if premiums are only allocated to one investment option.

Dollar Cost Averaging Program. You may elect to participate in a dollar cost averaging program. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

To participate in the dollar cost averaging program, you must place at least $1,000 in a single "source account" (either the Declared Interest Option or the Money Market Subaccount). Each month, we will automatically transfer equal amounts from the source account to your designated "target accounts."

●  The minimum amount of each transfer is $100.

●  Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

●  You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

●  We will terminate this option when monies in the source account are depleted, or upon receipt of a Written Notice at the Administrative Center.

●  Transfers due to this feature are counted towards the twelve free transfers permitted during a Certificate Year. All transfers made on the same date count as one transfer.

●  This feature is free and cannot be utilized in combination with the automatic rebalancing or systematic withdrawal programs.

Systematic Withdrawal Program. You may elect to receive automatic partial withdrawals.

●  You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

●  You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).

●  The minimum amount which you may withdraw is $100.

●  The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000. We reserve the right to deny an automatic partial

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withdrawal request that would reasonably cause the Accumulated Value to be less than $2,000 within one year. Any automatic partial withdrawal which would cause the remaining Accumulated Value to be less than $2,000 may be treated as a Surrender of your Certificate.

●  In each Certificate Year you may annually withdraw a maximum of 10% of Accumulated Value calculated as of the most recent prior Certificate Anniversary without incurring a surrender charge. See "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge."

●  Withdrawals in excess of 10% of Accumulated Value as of the most recent Certificate Anniversary are subject to a surrender charge.

●  Distributions will take place on the same date each month on the specified date, or on the next Business Day.

●  You may change the amount and frequency upon Written Notice to the Administrative Center.

●  This feature cannot be utilized in combination with the dollar cost averaging program.

●  There is no charge for electing the systematic withdrawal program.

Interest Sweep Program. You may elect to participate in an interest sweep program. The interest sweep program is designed to automatically transfer interest earnings from the Declared Interest Option to one or more Subaccounts on your Certificate Anniversary.

●  You must have at least $5,000 in the Declared Interest Option to establish the interest sweep program.

●  The maximum number of Subaccounts which you may select to receive interest earnings at any one time is ten. If you do not specify the allocation of interest earnings among the Subaccounts, we will transfer interest earnings to the designated Subaccounts in accordance with your then-effective premium allocation instructions.

●  We will terminate this option upon receipt of a written request at the Administrative Center.

●  This feature is free and is not considered in the twelve free transfers permitted during a Certificate Year.

●  We reserve the right to discontinue the interest sweep program if your balance in the Declared Interest Option is less than $5,000.

●  For Certificates issued in Oregon, South Carolina, and Utah prior to March 1, 2012, the interest sweep program is not available. For Certificates issued in Washington prior to February 1, 2009, the interest sweep program is also not available.

Death Benefit Before the Retirement Date

Death of Certificate Holder. If a Certificate Holder who is the Annuitant dies prior to the Retirement Date, we will pay the death benefit to the Beneficiary in one sum within five years of the deceased Certificate Holder's death. If a Certificate Holder who is not the Annuitant dies before the Retirement Date, then any surviving Certificate Holder will become the new Certificate Holder. If there is no surviving Certificate Holder, ownership of the Certificate passes to the deceased Certificate Holder's estate.

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For a Nonqualified Certificate, the surviving Certificate Holder or new Certificate Holder is afforded the following options:

1.  If the sole surviving Certificate Holder or the sole new Certificate Holder is the spouse (as defined under federal law) of the deceased Certificate Holder, he or she may elect, within 60 days after we receive Due Proof of Death, to continue the Certificate as the new Certificate Holder. If such an election is made, the death benefit will not be paid at that time. The death benefit will become payable upon the death of the new Certificate Holder. Additionally, such election will not otherwise modify the terms of the original Certificate or any provisions thereof, including, but not limited to death benefit calculations and rider availability, which are based on the issue age of the original Certificate Holder.

2.  If the surviving Certificate Holder or the new Certificate Holder is not the spouse of the deceased Certificate Holder:

(a)  he or she may elect to receive the Net Accumulated Value in a single sum within 5 years of the deceased Certificate Holder's death, or

(b)  he or she may elect to receive the Net Accumulated Value paid out under one of the annuity settlement options, with payments beginning within one year after the date of the deceased Certificate Holder's death and with payments being made over the lifetime of the Certificate Holder, or over a period that does not exceed the life expectancy of the Certificate Holder.

The surviving Certificate Holder or the new Certificate Holder must choose either payment option (a) or (b) above before the Society will pay the Net Accumulated Value.

Under either of these options, surviving Certificate Holders or new Certificate Holders may exercise all rights and privileges from the date of the deceased Certificate Holder's death until the date that the Net Accumulated Value is paid.

In the case of a non-natural Certificate Holder, the death of the Annuitant shall be treated as the death of the Certificate Holder.

In the case of an inherited Nonqualified Certificate, upon the death of the Certificate Holder we will pay the death benefit in a single lump sum to the Beneficiary.

Other rules apply to a Qualified Certificate. See "FEDERAL TAX MATTERS."

Death of an Annuitant. If the Annuitant dies before the Retirement Date, we will pay the death benefit under the Certificate to the Beneficiary. In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries other than the first Beneficiary to submit instructions for the distribution of proceeds may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit pursuant to Section 22 of the Society's By-Laws.

If the original Annuitant's age on the Issue Date was less than 76, we will determine the death benefit as of the date we receive Due Proof of Death and the death benefit will equal the greatest of:

●  the sum of the premiums paid, less the sum of all partial withdrawal reductions (defined below);

●  the Accumulated Value; or

●  the Performance Enhanced Death Benefit (PEDB) amount.

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On dates we calculate the PEDB amount, the PEDB amount will be based on the Accumulated Value under the Certificate. We may reduce the PEDB amount by the amount of any partial withdrawal reduction. The PEDB amount will be equal to zero on the Issue Date if we have not received your initial premium payment. At the time you make your initial premium payment, the PEDB amount will equal the initial premium payment. We will calculate the PEDB amount: (1) on each Certificate Anniversary; (2) at the time you make a premium payment or partial withdrawal; and (3) on the date we receive due proof of the Annuitant's date of death. After your initial premium payment, the PEDB amount on each calculation date will equal the greater of: (1) the PEDB amount last calculated plus premiums less any partial withdrawal reductions; or (2) the then current Accumulated Value.

We will continue to recalculate the PEDB amount on each Certificate Anniversary until the Certificate Anniversary immediately prior to the Annuitant's 91st birthday. All subsequent PEDB amounts will be increased by additional premium payments or decreased by partial withdrawal reductions only.

If the original Annuitant's age on the Issue Date was 76 or older, the death benefit will be determined as of the date we receive Due Proof of Death and is equal to the greater of:

●  the sum of the premiums paid, less the sum of all partial withdrawal reductions (defined below), or

●  the Accumulated Value.

A partial withdrawal reduction is defined as (a) multiplied by the ratio of (b) divided by (c) where:

(a)  is the death benefit immediately prior to withdrawal;

(b)  is the amount of the partial withdrawal; and

(c)  is the Accumulated Value immediately prior to withdrawal.

We will pay the death benefit to the Beneficiary in a lump sum within 5 years of the Annuitant's death unless the Certificate Holder or Beneficiary elects a settlement option. We do not pay a death benefit if the Annuitant dies after the Retirement Date.

If the Annuitant who is also a Certificate Holder dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to a settlement option if:

●  payments under the option begin within 1 year of the Annuitant's death, and

●  payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

If the Certificate Holder's spouse is the sole designated Beneficiary, he or she may elect, within 60 days after we receive Due Proof of Death, to continue the Certificate as the new Certificate Holder.

Other rules may apply to a Qualified Certificate.

Incremental Death Benefit Rider. The Incremental Death Benefit Rider provides a death benefit that is in addition to the death benefit payable under your Certificate. (This rider is not available in the State of Washington.) The death benefit under the Incremental Death Benefit Rider becomes payable only when the death benefit under the Certificate becomes payable. There is no charge for this rider. The rider is not in effect if the Annuitant's age on the Issue Date is 71 or over.

If the Annuitant's age on the Issue Date is less than 71, the Incremental Death Benefit Rider, on the date we receive Due Proof of Death, will be equal to 40% of (a) minus (b), where:

(a)  is the Accumulated Value; and

(b)  is the sum of all premium payments less the sum of all partial withdrawal reductions (described above).

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The incremental death benefit cannot exceed 50% of (b) and will never be less than zero.

This rider does not guarantee that any amounts will become payable at death. Market declines that result in the Accumulated Value being less than the premium payments received minus any partial withdrawal reductions will result in no incremental death benefit being paid. No incremental death benefit is paid if the sum of all premium payments minus the sum of all partial withdrawal reductions is equal to or less than zero.

Example

The following example demonstrates how the incremental death benefit works. It is based on hypothetical values and is not reflective of past or future performance of the Investment Options in the Certificate. We have identified "gain" as the difference between the Accumulated Value and the sum of all premium payments less the sum of all partial withdrawal reductions.

Date	Total Premiums Paid	Accumulated Value	Gain	Death Benefit	Incremental Death Benefit
5/1/2026	$100,000	$100,000	$0	$100,000	$0
5/1/2046	$100,000	$450,000	$350,000	$450,000	$50,000

If we receive Due Proof of Death on May 1, 2046, and there were no partial withdrawals made prior to the Annuitant's death, the incremental death benefit will equal $50,000. This amount is determined by multiplying the "gain" in the Certificate ($350,000) by 40%, which is $140,000; however, because the incremental death benefit cannot exceed 50% of the total premiums paid ($100,000), the incremental death benefit in this example is $50,000.

DESCRIPTION OF ANNUITY CERTIFICATE

Issuance of a Certificate

You must complete an application in order to purchase a Certificate, which can be obtained through a licensed representative of the Society, who is also a registered representative of MWA Financial Services, Inc. ("MWAFS"). Your Issue Date will be the date following the day the properly completed application and the initial premium are received at the Administrative Center if we receive your properly completed Certificate application and premium payment at the Administrative Center before 3:00 p.m. central time. If received on or after 3:00 p.m. central time on a Business Day, we deem receipt to occur on the following Business Day. See "DESCRIPTION OF ANNUITY CERTIFICATE—Allocation of Premiums" for our procedures upon receipt of an incomplete application. The Society sells Qualified Certificates for retirement plans that qualify for special federal tax treatment under the Code, and also sells Nonqualified Certificates. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Certificate; therefore, you should consider whether the features and benefits unique to the Certificate are appropriate for your needs prior to purchasing a Qualified Certificate. We apply a maximum issue age of 85 for Annuitants.

The Society also issues inherited Nonqualified Certificates to beneficiaries who are entitled to death benefit proceeds from one or more nonqualified annuity contracts, including Nonqualified Certificates we issued, for the purpose of taking post-death required distributions in accordance with Section 72(s) of the Code. Your Accumulated Value under the inherited Nonqualified Certificate on the date we issue the Certificate will equal the amount of the death benefit proceeds you allocate to the Certificate. You may allocate Accumulated Value among the Subaccounts and the Declared Interest Option subject to the restrictions described in this prospectus. You must begin taking required minimum distributions under your inherited Nonqualified Certificate, or payments must have started under a prior inherited nonqualified annuity, within one year of the

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date of death of the decedent (the person whose death triggered your right to receive death benefit proceeds). Surrender charges do not apply to the required minimum distributions. You may not elect any of the settlement options. If your inherited Nonqualified Certificate is in force on the Retirement Date, we will pay you the surrender value of your inherited Nonqualified Certificate as of the Retirement Date in a single lump sum.

The Annuitant is the owner and person having control of the Certificate, unless another owner is named. During the Annuitant's lifetime, the person having control of the Certificate may exercise all of the rights and receive all of the benefits provided by the Certificate without the consent of any other person.

If the issue age is 15 or less, the applicant for the Certificate, or the applicant's duly appointed successor, shall have control of the Certificate but may not assign it. During the period after the Annuitant attains age 16 and before the Annuitant attains age 21, control of the Certificate will pass to the Annuitant: (a) upon the death of such applicant; or (b) upon receipt of a written request by such applicant in a form satisfactory to the Society. When the Annuitant attains age 21, control of the Certificate shall automatically pass to the Annuitant.

Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to the Administrative Center on a timely basis.

Depending on the state in which your Certificate is issued, certain features or Benefits of the Certificate may be unavailable or different from those described in this prospectus. A list of important state variations is provided in Appendix C to this prospectus.

Premiums

The minimum initial premium amount the Society will accept is $1,000. We may waive the minimum initial premium amount for certain Qualified Certificates or premium collection methods. You may make minimum subsequent premium payments of $50 or more at any time during the Annuitant's lifetime and before the Retirement Date.

Under inherited Nonqualified Certificates, the initial premium payment must be received in the form of death benefit proceeds from a nonqualified annuity contract through a tax-free exchange pursuant to Section 1035 of the Code. Subsequent premium payments are not permitted under inherited Nonqualified Certificates.

You may elect to receive premium reminder notices based on annual, semi-annual or quarterly payments. You may change the amount of the premium and frequency of the notice at any time. Also, under the automatic payment plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. You should forward all premium payments to the Administrative Center.

If mandated under applicable law, the Society may be required to reject a premium payment. The Society may also be required to provide additional information about you and your Certificate to government regulators.

Free-Look Period

We provide for an initial "free-look" period during which time you have the right to return the Certificate within 30 days after you receive it. If you return the Certificate, it will become void and you will receive the greater of:

●  premiums paid, or

●  the Accumulated Value on the date we receive the returned Certificate at the Administrative Center, plus administrative charges and any other charges deducted under the Certificate.

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For Certificates issued in California, you will receive your Accumulated Value upon your exercise of your right to return the Certificate which may be less than the premiums you paid. However, if you allocated all or a portion of your initial premium payment to the Money Market Subaccount or the Declared Interest Option, upon exercise of your right to return the Certificate, you will receive at least the amount of premium allocated to the Money Market Subaccount or the Declared Interest Option, respectively.

For Certificates issued in Idaho, you will receive any premiums paid for the Certificate upon exercise of your right to return the Certificate.

Allocation of Premiums

No later than the next Business Day following receipt at the Administrative Center of your properly completed Certificate application and initial premium payment, we will allocate the initial premium to the Subaccounts and the Declared Interest Option in accordance with the Premium Allocation percentages shown in the application. We deem receipt to occur on a Business Day if we receive your properly completed Certificate application and premium payment at the Administrative Center before 3:00 p.m. central time. If received on or after 3:00 p.m. central time on a Business Day, we deem receipt to occur on the following Business Day. If your application is not properly completed, we reserve the right to retain your initial premium for up to five Business Days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.

You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option; however, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. (You must invest a minimum of 1% in each Investment Option. The Society may, in its sole discretion, raise the minimum allocation requirement to 10% at any time. All percentages must be in whole numbers.)

●  We will allocate subsequent premiums in the same manner at the end of the Valuation Period when we receive them at the Administrative Center, unless the allocation percentages are changed. We must receive a premium payment at the Administrative Center by 3:00 p.m. central time on a Business Day for the premium to be allocated that Business Day and credited with Subaccount unit values determined as of that time. Premiums received at or after 3:00 p.m. central time on a Business Day will be allocated on the following Business Day and credited with Subaccount unit values determined as of the close of that Business Day (3:00 p.m. central time).

●  We will allocate subsequent premium payments in accordance with the premium allocation percentages shown in the application until we receive new allocation instructions from you. You may change your allocation instructions at any time by sending Written Notice to the Administrative Center. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the new allocation instructions in effect. Changing your allocation instructions will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option.

●  You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation instructions.

Because the Accumulated Values in each Subaccount will vary with that Subaccount's investment performance, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

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Variable Accumulated Value

The variable Accumulated Value of your Certificate will reflect the investment performance of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Society does not guarantee a minimum variable Accumulated Value, and, because your Certificate's variable Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Calculation of Variable Accumulated Value. Your Certificate's variable Accumulated Value is determined at the end of each Valuation Period and is the aggregate of the values in each of the Subaccounts under your Certificate. These values are determined by multiplying each Subaccount's unit value by the number of units allocated to that Subaccount.

Determination of Number of Units. The amounts allocated to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subaccount in your Certificate is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the Valuation Period, we will increase the number of units in each Subaccount by:

●  any premiums paid, and

●  any amounts transferred from another Subaccount or the Declared Interest Option.

We will decrease the number of units in each Subaccount by:

●  any amounts withdrawn,

●  applicable charges assessed, and

●  any amounts transferred to another Subaccount or the Declared Interest Option.

Determination of Unit Value. We have set the unit value for each Subaccount's first Valuation Period at $10. We calculate the unit value for a Subaccount for each subsequent Valuation Period by dividing (a) by (b) where:

(a)  is the net result of:

1.  the value of the net assets in the Subaccount at the end of the preceding Valuation Period; plus

2.  the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period; minus

3.  the capital losses, realized or unrealized, charged against the Subaccount during the current Valuation Period; minus

4.  any amount charged for taxes or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; minus

5.  the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

(b)  is the number of units outstanding at the end of the preceding Valuation Period.

Transfer Privilege

You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date. We will process all transfers

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based on the net asset value next determined after we receive your Written Notice at the Administrative Center.

●  The minimum amount of each transfer is $100 or the entire amount in that Subaccount or Declared Interest Option, if less.

●  Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option.

●  If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

●  The Society does not assess the transfer processing fees for the first twelve transfers during a Certificate Year.

●  The Society may assess a transfer processing fee of $25 for the 13th and each subsequent transfer during a Certificate Year.

We process transfers at the unit values next determined after we receive your request in Good Order at the Administrative Center. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time on a Business Day, we will process the transfer at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time on a Business Day, we will process the transfer at the unit values calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the end of the transmission.

●  We allow an unlimited number of transfers among or between the available Subaccounts or the Declared Interest Option, subject to our limitations on frequent transfer activity. (See "THE DECLARED INTEREST OPTION—Transfers from Declared Interest Option" and "Description of Annuity Certificate—Transfer Privilege—Additional Limitations on Transfers").

All transfer requests received in a Valuation Period will be considered to be one transfer, regardless of the number of Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made. For Certificates issued prior to June 1, 2025, the transfer processing fee may be paid in cash, if preferred.

You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. Call 1-866-628-6776 to make a telephone transfer. We reserve the right to suspend telephone transfer privileges at any time.

We will employ reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.

CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider's or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should send a Written Notice to the Administrative Center.

Additional Limitations on Transfers. When you make a request to transfer Accumulated Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, a Certificate Holder who makes frequent transfers among the Subaccounts available under this Certificate causes frequent purchases and redemptions of shares of the Investment Options.

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Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option's portfolio securities and the reflection of that change in the Investment Option's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent purchases and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option's portfolio management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

For the reasons discussed, frequent transfers by a Certificate Holder between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Certificate Holders and other persons who may have material rights under the Certificate (e.g., Beneficiaries). We endeavor to protect long-term Certificate Holders by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Certificate, and have no arrangements in place to permit any Certificate Holder to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this Certificate.

We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Certificate Holders. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Certificates that we believe are related (e.g., two Certificates with the same Certificate Holder or owned by spouses or by different partnerships or corporations that are under common control). We do not apply our policies and procedures to discourage use of the dollar cost averaging, asset rebalancing or interest sweep programs.

If transfer activity violates our established parameters, we may apply restrictions that we reasonably believe will prevent any disadvantage to other Certificate Holders and persons with material rights under a Certificate. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Certificate Holders who violate these parameters. If we impose any restrictions on your transfer activity we will notify you in writing. The restrictions that we may impose would be to discontinue your telephone transfer privileges and to require you to make all transfer requests in writing through the U.S. Postal Service. Notwithstanding this, because our policies and procedures are discretionary and may differ among variable insurance contracts and separate accounts it is possible that some Certificate Holders may engage in frequent transfer activity while others may bear the harm associated with such activity.

Please note that the limits and restrictions described here are subject to the Society's ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Certificate Holders (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers among the Subaccounts available under this Certificate, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Certificate Holders or intermediaries acting on behalf of Certificate Holders. Moreover, because our procedures to detect frequent transfer activity may not detect such activity before it occurs, some frequent transfer activity may occur before we are able to restrict the activity. Our ability to discourage and restrict frequent transfer activity may also be limited by the provisions of the Certificate.

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We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity that may adversely affect other Certificate Holders, other persons with material rights under the Certificate, or Investment Option shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Certificate Holders engaging in frequent transfer activity among the Subaccounts under the Certificate. In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option's policies and procedures require it to restrict or refuse transactions by the Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment Options describe any such policies and procedures. Such policies and procedures may provide for imposition of a redemption fee and upon request from the Fund require us to provide transaction information to the Fund and to restrict or prohibit transfers and other transactions that involve the purchase of shares of an Investment Option(s).

The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Certificate Holders should be aware that we may not have the contractual obligation or the operational capacity to monitor Certificate Holders' transfer requests and apply the frequent trading policies and procedures of the respective Investment Options that would be affected by the transfers. Accordingly, Certificate Holders and other persons who have material rights under the Certificate should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.

Certificate Holders and other persons with material rights under the Certificate also should be aware that the purchase and redemption orders received by the Investment Options generally are "omnibus" orders from intermediaries such as retirement plans or insurance company separate accounts funding variable annuity contracts or variable insurance policies ("variable contracts"). The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable contracts. The omnibus nature of these orders may limit the Investment Options' ability to detect and to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the retirement plans and/or insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If any of these companies' policies and procedures fails to successfully discourage frequent transfer activity, it will affect other insurance companies which own the Investment Option shares, as well as the contract owners of all of the insurance companies, including the Society, whose Subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Certificate Holders engaged in frequent transfer activity, the Investment Option may reject the entire omnibus order and thereby interfere with the Society's ability to satisfy its contractual obligations to Certificate Holders.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Certificate Holders.

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In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds in the future and provide information about your transaction activity to the Funds.

Partial Withdrawals and Surrenders

Partial Withdrawals. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date.

●  The minimum amount which you may partially withdraw is $500.

●  If your partial withdrawal reduces your Accumulated Value to less than $2,000, it may be treated as a full surrender of the Certificate.

We will process your partial withdrawal based on the net asset value next determined after we receive Written Notice at the Administrative Center. This means that if we receive your Written Notice for partial withdrawal prior to 3:00 p.m. central time on a Business Day, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your Written Notice for partial withdrawal at or after 3:00 p.m. central time on a Business Day, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time on the following Business Day. You may annually withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. Any applicable surrender charge will be deducted from your Accumulated Value. (See "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.")

For inherited Nonqualified Certificates, you must begin taking required minimum distributions (as determined under Section 72(s) of the Code), or payments must have started under a prior inherited nonqualified annuity, within one year of the date of death of the decedent (the person whose death triggered your right to receive death benefit proceeds). If you do not select a payment date or if you select a payment date that is beyond one year from the date of the death of the decedent, we will process your required minimum distributions as required by applicable law. Surrender charges do not apply to these required minimum distributions.

Except for inherited Nonqualified Certificates, you may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we may make the partial withdrawal from each Subaccount or the Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at the Administrative Center.

Should your partial withdrawal result in a full surrender of your Certificate, we will contact you or your registered representative, prior to processing, to explain the consequences of the withdrawal and confirm your Written Notice.

Minimum Accumulated Value. Certificates issued on or after June 1, 2025 will terminate if the Accumulated Value decreases to $0 for any reason.

Surrender. You may surrender your Certificate upon Written Notice on or before the Retirement Date. We will determine your Net Accumulated Value based on the net asset value next determined after we receive your Written Notice and your Certificate at the Administrative Center. This means that if we receive your Written Notice to surrender the Certificate prior to 3:00 p.m. central time on a Business Day, we will calculate the Net Accumulated Value for your Certificate as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender the Certificate at or after 3:00 p.m. central time on a Business Day, we will calculate the Net Accumulated Value of your Certificate as of 3:00 p.m. central time on the following Business Day.

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You may choose to have the Net Accumulated Value distributed to you as follows:

●  under a settlement option; or

●  in a lump sum.

If you do not choose a payment option, we will distribute the Net Accumulated Value to you in a lump sum payment.

Facsimile Requests. You may request a partial withdrawal from or surrender of your Certificate via facsimile.

●  Facsimile requests must be directed to 1-309-558-3151 at the Administrative Center. We are not liable for the timely processing of any misrouted facsimile request.

●  A request must identify your name and Certificate number. We may require your address or social security number be provided for verification purposes.

●  We will compare your signature to your original Certificate application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization to be provided. You should be able to obtain a signature guarantee from your bank, broker, credit union (if authorized under state law) or savings association. A notary public cannot provide a signature guarantee.

●  Upon satisfactory receipt of transaction instructions, your partial withdrawal or surrender will be effective as of the end of the Valuation Period during which we receive the request at the Administrative Center. We treat facsimile requests as having been received based upon the time noted at the end of the transmission.

●  A separate confirmation letter will be sent to you upon completion of the transaction.

●  We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage, or expense from complying with facsimile requests we reasonably believe to be authentic.

CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a Written Notice to the Administrative Center. We are not liable for any processing delays related to a failure of the telephone system.

●  We reserve the right to deny any transaction request made by facsimile.

We may terminate this privilege at any time.

Surrender and Partial Withdrawal Restrictions. Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. You may realize adverse federal income tax consequences, including a 10% additional tax, upon utilization of these features. See "FEDERAL TAX MATTERS—Taxation of Annuities" and "—Taxation of Qualified Plans."

Abandoned Property Requirements

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit

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proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change. Please call 1-800-447-9811 to make such changes.

Proceeds on the Retirement Date

You select the Retirement Date. There is no minimum Annuitant age for the Retirement Date.

You may change the Retirement Date at any time before distribution payments begin, subject to these limitations:

●  we must receive Written Notice at the Administrative Center;

●  the requested Retirement Date must be a date that is at least 30 days after receipt of the Written Notice; and

●  the requested Retirement Date must be no later than any date required by law.

On the Retirement Date, we will apply the proceeds under a life income annuity settlement option with ten years guaranteed (120 payments), unless you choose to have the proceeds paid under another option. If you die before 120 payments have been received, we will make any remaining payments to the Beneficiary. There is no death benefit payable if the Annuitant dies after the Retirement Date.

For Certificates issued before June 1, 2025, the Certificates are eligible for either fixed or variable settlement options. You will receive payments on a fixed basis unless you elect to receive payments on a variable basis before payments commence. If you elect to receive a fixed or variable life contingent settlement option, then we will not assess a surrender charge. If you elect to receive fixed annuity payments under Option 2 (Income for a Fixed Period) or Option 4 (Income of a Fixed Amount), then we assess a surrender charge by adding the number of years for which payments will be made to the number of Certificate Years that your Certificate has been in force to determine what the charge will be. If Option 1 or a lump sum payment is chosen, we will pay the Accumulated Value less any applicable surrender charge on the Retirement Date.

For Certificates issued on or after June 1, 2025, the Certificates are eligible for fixed settlement options only. We will apply the Accumulated Value less any applicable surrender charge on the Retirement Date to the fixed settlement option you elect. For Certificates issued on or after June 1, 2025 in the State of Florida, we do not apply a surrender charge if you elect to receive a life contingent settlement option.

See "SETTLEMENT OPTIONS" for more information about the settlement options available under your Certificate. Surrender charges may be assessed in connection with the settlement option you choose. (See "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Surrender Charge at the Retirement Date")

Payments

We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a Written Notice at the Administrative Center. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:

●  the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

●  the SEC permits by an order the postponement for the protection of Certificate Holders; or

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●  the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account's net assets not reasonably practicable.

If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

If, under SEC rules, the Federated Hermes Government Money Fund II suspends payments of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender or death benefit from the Money Market Subaccount until the Fund is liquidated.

We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at a rate equal to the minimum rate guaranteed in the Certificate (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received in Good Order.

If mandated under applicable law, we may be required to block a Certificate Holder's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator. We may be required to provide additional information about you and your Certificate to government regulators.

Modification

You may modify your Certificate only if one of our officers agrees in writing to such modification. Upon notification to you, we may modify your Certificate if:

●  necessary to make your Certificate or the Account comply with any law or regulation issued by a governmental agency to which the Society is subject;

●  necessary to assure continued qualification of your Certificate under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

●  necessary to reflect a change in the operation of the Account; or

●  the modification provides additional Subaccount and/or fixed accumulation options.

We will make the appropriate endorsement to your Certificate in the event of most such modifications.

Reports to Certificate Holders

We will mail to you, at least annually, a report containing the Accumulated Value of your Certificate (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.

Inquiries

You may contact the Society at the Administrative Center if you have any questions regarding your Certificate.

Change of Address

We confirm all Certificate Holder change of address requests by sending a confirmation to both the old and new addresses.

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CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

Charge for Partial Withdrawal or Surrender. We apply a charge if you make a partial withdrawal from or surrender your Certificate during the first eight Certificate Years.

Certificate Year in Which Withdrawal Occurs	Charge as Percentage of Amount Withdrawn
1	8%
2	7
3	6
4	5
5	4

Certificate Year in Which Withdrawal Occurs	Charge as Percentage of Amount Withdrawn
6	3
7	2
8	1
9 and after	0

If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Society; conversely, if the amount of such charges proves more than enough, the Society will retain the excess. In no event will the total surrender charges assessed under a Certificate exceed 9% of the total premiums paid under that Certificate.

If the Certificate is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Net Accumulated Value. For a partial withdrawal, the surrender charge may, at the election of the Certificate Holder, be deducted from the Accumulated Value remaining after the amount requested is withdrawn or be deducted from the amount of the withdrawal requested.

Amounts Not Subject to Surrender Charge. In each Certificate Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge (the "10% withdrawal privilege"). Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated Value as of the most recent prior Certificate Anniversary through a single or multiple withdrawal(s) in a Certificate Year. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Certificate Year. Surrender charges do not apply to required minimum distributions under an inherited Nonqualified Certificate.

Surrender Charge at the Retirement Date. Depending upon when we issued the Certificate and the settlement option you elect, we may waive all or a portion of any otherwise applicable surrender charge against your Accumulated Value at the Retirement Date. For Certificates issued prior to June 1, 2025, we reduce the surrender charge at the Retirement Date as follows: (i) if you elect to receive a life contingent settlement option at the Retirement Date, we do not apply a surrender charge; or (ii) if you elect fixed annuity payments under payment options 2 or 4, we add the fixed number of years for which payments will be made under the payment option to the number of Certificate Years since the Issue Date to determine the Certificate Year in which the surrender occurs for purposes of determining the surrender charge that will apply based on the Table of Surrender Charges.

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For Certificates issued on or after June 1, 2025, except for Certificates issued in the State of Florida, we will apply the surrender charge at the Retirement Date based on the Table of Surrender Charges regardless of the settlement option you elect. However, for Certificates issued on or after June 1, 2025 in the State of Florida, we do not apply a surrender charge if you elect to receive a life contingent settlement option.

Waiver of Surrender Charge. You may surrender this Certificate without incurring a surrender charge after the first Certificate Year if the Annuitant is terminally ill, stays in a qualified nursing center for 90 consecutive days, or is required to satisfy minimum distribution requirements in accordance with the Code, and as defined in your Certificate. We must receive Written Notice, before the Retirement Date, at the Administrative Center in order to activate this waiver. This waiver is not available in all states.

Annual Administrative Charge

We apply an annual administrative charge of $30 on the Issue Date and on each Certificate Anniversary prior to the Retirement Date. We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Certificate. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Investment Option's value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

We currently waive the annual administrative charge:

●  on the Issue Date if your initial premium payment is $50,000 or greater, or

●  if the Accumulated Value is $50,000 or greater on each subsequent Certificate Anniversary.

We may terminate this waiver at any time.

We guarantee that the annual administrative charge will not exceed $45. We may realize a profit from this charge.

Transfer Processing Fee

We do not assess the transfer processing fees for the first twelve transfers during a Certificate Year, but may assess a $25 charge for the thirteenth and each subsequent transfer in a Certificate Year.

We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made. For Certificates issued prior to June 1, 2025, the transfer processing fee may be paid in cash, if preferred. We may realize a profit from this fee.

Mortality and Expense Risk Charge

We apply a daily mortality and expense risk charge at an annual rate of 1.40% (daily rate of 0.0038091%) (approximately 1.01% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Society for assuming mortality and expense risks. This charge is included in the base Certificate expenses listed in the Fee Tables.

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Certificate were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Annuitant dies before the Retirement Date. The expense risk we assume is that the annual administrative and transfer processing fees may be insufficient to cover actual future expenses.

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We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.

Investment Option Expenses

The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option.

Taxes

Currently, we do not charge for any federal, state or local taxes which may be incurred by the Society and be attributable to the Account or the Certificates. We reserve the right, however, to make such a charge in the future.

SETTLEMENT OPTIONS

The accumulation phase of your Certificate ends on the Retirement Date you select (see "DESCRIPTION OF ANNUITY CERTIFICATE—Proceeds on the Retirement Date"). At that time, your proceeds will be applied under a settlement option, unless you elect to receive this amount in a single sum. The proceeds are the amount we apply to a settlement option. The amount of proceeds will equal either: (1) the Net Accumulated Value if you are surrendering your Certificate; (2) the death benefit if the Annuitant dies; or (3) the amount of any partial withdrawal you apply to a settlement option. Although tax consequences may vary depending on the settlement option elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. Once the investment in your Certificate has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. For some Qualified Certificates, the investment in the Certificate can be zero.

Prior to the Retirement Date, you may elect to have your proceeds applied under a settlement option, or a Beneficiary can have the death benefit applied under a settlement option. In either case, the Certificate must be surrendered for a lump sum payment to be made, or for a supplemental contract to be issued for the settlement option. The supplemental contract will show the rights and benefits of the payee(s) under the settlement option selected. For Qualified Certificates, please note that not all settlement options will satisfy required minimum distribution rules for every Beneficiary. For inherited Nonqualified Certificates, you may not elect any of the settlement options; the surrender value of your Certificate as of the Retirement Date will be paid to you in a single sum.

For Certificates issued prior to June 1, 2025, you can choose whether to apply any portion of your proceeds to provide either fixed annuity payments, variable annuity payments, or a combination of both. If you elect to receive variable annuity payments, then you also must select the Subaccounts to which we will apply your proceeds. For Certificates issued on or after June 1, 2025, you can choose to apply any portion of your proceeds to the fixed annuity payment options.

The annuity payment date is the date you select as of which we compute annuity payments. We compute the first annuity payment as of the initial annuity payment date you select. All subsequent annuity payments are computed as of annuity payment dates. These dates will be the same day of the month as the initial annuity payment date or the first Business Day thereafter if the same day of a subsequent month as the initial annuity payment date is not a Business Day.

Monthly annuity payments will be computed as of the same day each month as the initial annuity payment date. Quarterly annuity payments will be computed as of the same day in the 3rd, 6th, 9th, and 12th month following the initial annuity payment date and on the same days of such

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months in each successive year. Semi-annual annuity payment dates will be computed as of the same day in the 6th and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Annual annuity payments will be computed as of the same day in each year as the initial annuity payment date. If you do not select a payment frequency, we will make monthly payments. Your choice of payment frequency and payout period will affect the amount of each payment. Increasing the frequency of payments or increasing the payout period will reduce the amount of each payment.

Description of Settlement Options

Fixed Settlement Options:

Option 1—Deposit at Interest. The proceeds are left with the Society to earn a set interest rate. For Certificates issued prior to December 1, 2020, the rate of interest will not be less than a minimum annual interest rate of 3%. For Certificates issued on or after December 1, 2020, the rate of interest will not be less than a minimum annual interest rate of 1%. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

Option 2—Income For a Fixed Period. The proceeds are paid in equal installments for a fixed number of years from one to 30 years.

Option 3—Life Income with Guaranteed Period. The proceeds are paid in equal amounts (at intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for a specified number of years. The number of years may be 10 years, 20 years or the period required for the total payments to equal the proceeds applied.

Option 4—Income of a Fixed Amount. The proceeds are paid in equal installments (at intervals elected by the payee) for a specific amount and will continue until all the proceeds plus interest are exhausted. For Certificates issued prior to December 1, 2020, proceeds will be credited at the rate of interest of 3% per year. For Certificates issued on or after December 1, 2020, proceeds will be credited at the rate of interest of 1% per year.

Option 5—Joint and Survivor Life Income. The proceeds are paid in equal monthly installments while two joint payees live. When one payee dies, future payments equal to two-thirds of the initial payment will be made to the survivor for his or her lifetime.

Fixed settlement options 1, 2 and 4 may not, in all cases, satisfy the minimum required distribution rules for Qualified Certificates. Please consult your tax adviser.

Variable Settlement Options (not available for Certificates issued on or after June 1, 2025):

Option A—Life Income with Guaranteed Period. The proceeds are paid (at intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for 10 or 20 years.

Option B—Joint and Survivor Life Income. The proceeds are paid in monthly installments while two joint payees live. When one payee dies, future payments will be made to the survivor for his or her lifetime.

Alternate Settlement Options:

The Society may make available alternate settlement options.

If you have a Qualified Certificate, not all settlement options will satisfy required minimum distribution rules, particularly as those rules apply to your designated Beneficiary after your death. For deaths occurring on or after January 1, 2020, subject to certain exceptions most non-spouse Beneficiaries must now complete distributions within ten years of the death in order to satisfy required minimum distribution rules. Consult a tax adviser before selecting a settlement option.

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Election of Settlement Options and Annuity Payments

While the Annuitant is living, you may elect, revoke or change a settlement option at any time before the Retirement Date. Upon an Annuitant's death, if a settlement option is not in effect or if payment will be made in one lump sum under an existing option, the Beneficiary may elect one of the options.

We will initiate an election, revocation or change of a settlement option upon receipt of your Written Notice at the Administrative Center.

We have provided a brief description of the available settlement options above. The term "effective date" means the date as of which the proceeds are applied to a settlement option. The term "payee" means a person who is entitled to receive payment under a settlement option.

Fixed Annuity Payments. Fixed annuity payments are periodic payments we make to the designated payee. We calculate the amount of each fixed annuity payment based on:

●  the settlement option selected;

●  the payee's age and sex;

●  the dollar amount of proceeds being applied to a settlement option, and

●  the applicable settlement option rates.

For Certificates issued prior to December 1, 2020, we use a minimum annual interest rate of 3% to compute fixed annuity payments. For Certificates issued on or after December 1, 2020, we use a minimum annual interest rate of 1% to compute fixed annuity payments.

We may, in our sole discretion, make fixed annuity payments based on a higher annual interest rate, which may be changed by the Society.

We reserve the right to refuse the election of a settlement option, and to make a lump sum payment to the payee if:

(1)  the total proceeds would be less than $5,000;

(2)  the amount of each payment would be less than $50; or

(3)  the payee is an assignee, estate, trustee, partnership, corporation, or association.

Under Option 1, the proceeds earn a set interest rate and the payee may elect to receive some or all of the interest in periodic payments. Under Option 4, proceeds are paid in amounts and at intervals specified by the payee. For each other settlement option, we determine the dollar amount of the first fixed annuity payment by multiplying the dollar amount of proceeds being applied to purchase fixed annuity payments by the settlement option rate for the selected settlement option. Subsequent fixed annuity payments are of the same dollar amount unless we make payments based on an interest rate different from the interest rate we use to compute the first payment. A payee may elect to withdraw any unpaid balance of proceeds under Options 1 or 4, or may elect to receive the commuted value of any remaining payments under Option 2. Options 3 and 5 have no withdrawal rights. For Certificates issued prior to December 1, 2020, reserves and net single premiums for fixed settlement options involving life contingencies are based on the "Annuity 2000" individual annuity mortality table with interest at 3% per year. For Certificates issued on or after December 1, 2020, net single premiums for fixed settlement options involving life contingencies are based on the "Annuity 2000" individual annuity mortality table with interest at 1% per year. For Certificates issued on or after December 1, 2020 in Oregon, unisex settlement option factors will be used when required by law and are based on an 80% female/20% male blend of the Annuity 2000 individual annuity mortality table. Reserves are based on the prevailing mortality table(s) and interest rate(s). For Certificates issued on or after May 1, 2026 in Massachusetts, net single premiums for fixed settlement options involving life contingencies will use a unisex blend of 71.2% of the female rates and 17.8% of the male rates.

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Variable Annuity Payments. Variable annuity payments are periodic payments we make to the designated payee, the amount of which varies from one annuity payment date to the next as a function of the investment performance of the Subaccounts selected to support such payments. The payee may elect to receive variable annuity payments only under Options A and B. We determine the dollar amount of the first variable annuity payment by multiplying the dollar amount of proceeds being applied to purchase variable annuity payments on the effective date by the settlement option rate for the selected settlement option. Therefore, the dollar amount of the first variable annuity payment will depend on:

●  the settlement option selected;

●  the payee's age and sex;

●  the dollar amount of proceeds being applied to a settlement option; and

●  the assumed interest rate used.

We calculate the dollar amount of the initial variable annuity payment attributable to each Subaccount by multiplying the dollar amount of proceeds to be allocated to that Subaccount on the effective date (as of 3:00 p.m. central time on a Business Day) by the settlement option rate for the selected settlement option. The dollar value of the total initial variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

An "annuity unit" is a measuring unit we use to monitor the value of the variable annuity payments. We determine the number of annuity units attributable to a Subaccount by dividing the initial variable annuity payment attributable to that Subaccount by the annuity unit value (described below) for that Subaccount for the Valuation Period ending on the effective date or during which the effective date falls if no Valuation Period ends on such date. The number of annuity units attributable to each Subaccount remains constant unless there is a transfer of annuity units (see "Variable Settlement Options—Transfer of Annuity Units" below).

We calculate the dollar amount of each subsequent variable annuity payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending as of the annuity payment date. The dollar value of each subsequent variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

The annuity unit value of each Subaccount for its first Valuation Period was set at $1.00. The annuity unit value for each subsequent Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a)  is the annuity unit value for the immediately preceding Valuation Period;

(b)  is the net investment factor for that Valuation Period (described below); and

(c)  is the daily assumed interest factor for each day in that Valuation Period. The assumed interest rate we use for variable annuity settlement options is 5% per year. The daily assumed interest factor derived from an assumed interest rate of 5% per year is 0.9998663.

We calculate the net investment factor for each Subaccount for each Valuation Period by dividing (x) by (y) and subtracting (z) from the result where:

(x)  is the net result of:

1.  the value of the net assets in the Subaccount as of the end of the current Valuation Period; PLUS

2.  the amount of investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the current Valuation Period; MINUS

3.  the amount of capital losses, realized or unrealized, charged against the net assets of the Subaccount during the current Valuation Period;

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(y)  is the net asset value of the Subaccount for the immediately preceding Valuation Period; and

(z)  is the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

If the annualized net investment return of a Subaccount for an annuity payment period is equal to the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. If the annualized net investment return of a Subaccount for an annuity payment period exceeds the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will be greater than the payment for the prior period. To the extent that such annualized net investment return is less than the assumed interest rate, the payment for that period will be less than the payment for the prior period.

For variable annuity payments, we reserve the right to:

(1)  refuse the election of a settlement option if total proceeds are less than $5,000;

(2)  refuse to make payments of less than $50 each; or

(3)  refuse the election of a settlement option if the payee is an assignee, estate, trustee, partnership, corporation or association.

Variable Settlement Options—Transfer of Annuity Units. By making a written or telephone request to us at any time after the effective date, the payee may transfer the dollar value of a designated number of annuity units of a particular Subaccount for an equivalent dollar amount of annuity units of another Subaccount. The transfer request will take effect as of the end of the Valuation Period when we receive the request in Good Order. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time on a Business Day, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time on a Business Day, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the end of the transmission.

On the date of the transfer, the dollar amount of a variable annuity payment generated from the annuity units of either Subaccount would be the same. The payee may transfer the dollar amount of annuity units of one Subaccount for annuity units of another Subaccount an unlimited number of times. We only permit such transfers between the Subaccounts.

Variable Settlement Options—Surrenders. By Written Notice, a payee may make a full surrender of the remaining term certain payments in a variable settlement option and receive the surrender value. We do not allow any partial withdrawals of the dollar amounts allocated to a variable settlement option. The surrender value is equal to the commuted value of remaining term certain payments in a variable settlement option.

The commuted value is the present value of the remaining stream of term certain payments in the guarantee period of a variable settlement option, computed using the assumed interest rate and the annuity unit value(s) calculated as of the date we receive your surrender request in Good Order. This means that if we receive your Written Notice to surrender prior to 3:00 p.m. central time on a Business Day, we will calculate the annuity unit values as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender at or after 3:00 p.m. central time on a Business Day, we will calculate the annuity unit values as of 3:00 p.m. central time on the following Business Day. We assume that each payment under a variable settlement option would be equal to the sum of the number of annuity units in each Subaccount multiplied by the

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applicable annuity unit value for each Subaccount as of the end of the Valuation Period on the payment date selected.

Please refer to APPENDIX B for more information on variable annuity payments.

YIELDS AND TOTAL RETURNS

We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option's total operating expenses. (See the accompanying Investment Option prospectuses.)

The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment. The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52 weeks and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one- five- and ten-year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Certificate charges which were in effect at inception of the Subaccounts.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. The standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated your Certificate at the end of each period indicated).

In addition to standardized average annual total return, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a surrender charge. In addition, the Society may disclose cumulative total return for Certificates funded by Subaccounts.

Each Investment Option's yield and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized

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performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Thomson Reuters Lipper ("Lipper") and the Morningstar Annuity Intelligence ("MAI") are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by MAI compare only variable annuity issuers. The performance analyses prepared by Lipper and MAI each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, MAI prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.

We may also report other information, including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio's investment experience is positive.

FEDERAL TAX MATTERS

The following discussion is general and is not intended as tax advice.

Introduction

This discussion is based on the Society's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

A Certificate may be purchased on a nonqualified basis ("Nonqualified Certificate") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Certificate"). A Qualified Certificate is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the "Code"). The effect of federal income taxes on amounts held under a Certificate or annuity payments, and on the economic benefit to the Certificate Holder, the Annuitant or the Beneficiary depends on the type of retirement plan, and the tax and employment status of the individual concerned. In addition, an individual must satisfy certain requirements in connection with:

●  purchasing a Qualified Certificate with proceeds from a tax-qualified plan, and

●  receiving distributions from a Qualified Certificate in order to continue to receive favorable tax treatment.

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Therefore, purchasers of Qualified Certificates are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Certificates are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Tax Status of the Certificate

The Society believes that the Certificate will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Certificate, either in the form of annuity payments or in some other form. The following Code requirements must be met in order to be subject to annuity contract treatment for tax purposes:

Diversification Requirements. Section 817(h) of the Code provides that separate account investments must be "adequately diversified" in accordance with Treasury regulations in order for Nonqualified Certificates to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. We do not have control over the Funds or their investments. Nonetheless, the Society believes that each Investment Option in which the Account owns shares will meet the diversification requirements.

Certificate Holder Control. In some circumstances, variable annuity Holders who retain excessive control over the investment of the underlying separate account used to support their Certificates may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the Certificates, we believe that the Certificate Holder should not be treated as the owner of the assets of the Account. We reserve the right to modify the Certificate to bring it into conformity with applicable standards should such modification be necessary to prevent a Certificate Holder from being treated as the owner of the underlying assets of the Account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Nonqualified Certificate to provide that:

●  if any Certificate Holder dies on or after the Retirement Date but before the interest in the Certificate has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Certificate Holder's death; and

●  if any Certificate Holder dies prior to the Retirement Date, the interest in the Certificate will be distributed within five years after the date of the Certificate Holder's death.

These requirements will be considered satisfied as to any portion of a Certificate Holder's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Certificate Holder's death. A Certificate Holder's designated Beneficiary is the person named by such Certificate Holder as a Beneficiary and to whom control of the Certificate passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Certificate Holder, the Certificate may be continued with the surviving spouse as the new Certificate Holder. Note: The right of a spouse to continue the Certificate, and all Certificate provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriage must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal

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marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Nonqualified Certificates contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Society intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Certificates.

Taxation of Annuities

The following discussion assumes that the Certificates will qualify as annuity contracts for federal income tax purposes.

In General. Section 72 of the Code governs taxation of annuities in general. The Society believes that a Certificate Holder who is a natural person is not taxed on increases in the value of a Certificate until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of certain Qualified Certificates, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or settlement option) is taxable as ordinary income.

Non-Natural Certificate Holder. A non-natural Certificate Holder of an annuity contract generally must include any increase in the excess of cash value over the "investment in the contract" as income during the taxable year. However, there are some exceptions to this rule. Certain Certificates will generally be treated as held by a natural person if:

●  the nominal Certificate Holder is a trust or other entity which holds the Certificate as an agent for a natural person (but not in the case of certain nonqualified deferred compensation arrangements);

●  the Certificate is acquired by an estate of a decedent by reason of the death of the decedent;

●  the Certificate is issued in connection with certain Qualified Plans;

●  the Certificate is purchased by an employer upon the termination of certain Qualified Plans;

●  the Certificate is used in connection with a structured settlement agreement; or

●  the Certificate is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

A prospective Certificate Holder that is not a natural person should discuss these exceptions with their tax adviser.

The following discussion generally applies to Certificates owned by natural persons.

Partial Withdrawals and Complete Surrenders. Under Section 72(e) of the Code, if a partial withdrawal is taken from a Qualified Certificate, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Certificate which was not excluded from the individual's gross income. For Qualified Certificates issued in connection with qualified plans, the investment in the contract can be zero. Special tax rules may be available for certain distributions from Qualified Certificates, and special rules apply to distributions from Roth IRAs.

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Under Section 72(e) of the Code, if a partial withdrawal is taken from a Nonqualified Certificate (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the Certificate at that time. Any additional amount withdrawn is not taxable.

In the case of a surrender under a Qualified or Nonqualified Certificate, the amount received generally will be taxable only to the extent it exceeds the investment in the contract.

Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity Certificate for another and the Certificate received is treated as a new Certificate for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions and prospective Certificate Holders wishing to take advantage of Section 1035 should consult their tax adviser.

Annuity Payments. Although tax consequences may vary depending on the settlement option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Certificate because of the death of the Certificate Holder. Generally, such amounts are includible in the income of the recipient as follows:

●  if distributed in a lump sum, they are taxed in the same manner as a surrender of the Certificate, or

●  if distributed under a settlement option, they are taxed in the same way as annuity payments.

For these purposes, the investment in the contract remains the amount of any purchase payments which were not excluded from gross income.

Additional Tax on Certain Withdrawals. In the case of a distribution from a Nonqualified Certificate, a 10% additional federal tax may be imposed. However, generally, there is no additional tax applied on distributions:

●  made on or after the taxpayer reaches age 59 1/2;

●  made on or after the death of the holder (or if the holder is not an individual, the death of the Annuitant);

●  attributable to the taxpayer becoming disabled (as defined in Section 72(m)(7) of the Code);

●  as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary;

●  made under certain annuities issued in connection with structured settlement agreements;

●  made under an annuity contract that is purchased with a single premium when the Retirement Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period.

Other taxes may apply to certain distributions under a Qualified Certificate. Certificate Holders should consult their tax adviser.

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Account Charges. It is possible that the Internal Revenue Service may take a position that any charges or deemed charges for certain benefits should be treated as taxable distributions to you. In particular, the Internal Revenue Service could take the position that any deemed charges associated with the Incremental Death Benefit Rider constitute a taxable withdrawal, which might also be subject to an additional tax if the withdrawal occurs prior to your reaching age 59 1/2. Although we do not believe that these amounts, if any, should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting any benefit under the Certificate.

Transfers, Assignments or Exchanges of a Certificate

Certain tax consequences may result upon:

●  a transfer of control of a Certificate,

●  a pledge of a Certificate as collateral for a loan,

●  the designation of a payee or other Beneficiary who is not also the Certificate Holder,

●  the selection of certain Retirement Dates, or

●  the exchange of a Certificate.

A Certificate Holder contemplating any of these actions should consult their tax adviser. Such transfer, assignments or exchanges in many cases will not be permitted under Qualified Certificates.

Withholding

Generally, distributions from a Certificate are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Certificate Holder's tax status. The Certificate Holder generally can elect not to have withholding apply.

Eligible rollover distributions from Section 401(a) plans, Section 403(a) annuities and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An "eligible rollover distribution" is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if: (i) the employee (or employee's spouse or former spouse as Beneficiary or alternate payee) chooses a "direct rollover" from the plan to a tax-qualified plan, IRA, Roth IRA, or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions; or (ii) non-spouse Beneficiary chooses a "direct rollover" from the plan to an IRA established by the direct rollover.

Multiple Certificates

All nonqualified deferred annuity Certificates entered into after October 21, 1988 that are issued by the Society (or its affiliates) to the same Certificate Holder during any calendar year are treated as one annuity Certificate for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% additional tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity Certificates purchased by the same Certificate Holder. Accordingly, a Certificate Holder should consult a competent tax adviser before purchasing more than one annuity Certificate.

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Taxation of Qualified Plans

The Certificates are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

●  contributions in excess of specified limits;

●  distributions prior to age 59 1/2 (subject to certain exceptions);

●  distributions that do not conform to specified commencement and minimum distribution rules; and

●  other specified circumstances.

Therefore, no attempt is made to provide more than general information about the use of the Certificates with the various types of qualified retirement plans. Certificate Holders, plan participants and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Certificate, but the Society shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Certificate, unless the Society consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Certificate administration procedures. Certificate Holders, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Certificates comply with applicable law.

For qualified plans under Section 401(a), 403(a) and 403(b), Section 401(a)(9) of the Code requires that distributions generally must commence no later than the Required Beginning Date, which is defined in Section 401(a)(9)(C)(i) as April 1 of the calendar year following the calendar year in which the Annuitant (or plan participant) (i) reaches their "applicable age" as defined in Section 401(a)(9)(C)(v) or (ii) retires, and must be made in a specified form or manner. If the individual attains (i) age 70 1/2 before 2020, the applicable age is 70 1/2; (ii) age 72 during or after 2020 but before 2023, the applicable age is 72; (iii) age 72 during or after 2023 and age 73 before 2033, the applicable age is 73; or (iv) age 74 after 2032, the applicable age is 75. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Annuitant (or plan participant) reaches their applicable age regardless of when he or she retires. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Annuitant (or plan participant) reaches their applicable age. For Roth IRAs under Section 408A, distributions are not required during the Annuitant's (or plan participant's) lifetime. If you are attempting to satisfy these rules through partial withdrawals before the Retirement Date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser on how these minimum required distribution provisions apply to your situation.

Brief descriptions follow of the various types of qualified retirement plans available in connection with a Certificate. The Society will amend the Certificate as necessary to conform it to the requirements of the Code.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Certificates to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Certificate is assigned or transferred to any individual as a means to provide

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benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Certificate. Employers intending to use the Certificate with such plans should seek competent advice.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Certificate for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code for the year or 100% of the amount of compensation includible in the Annuitant's gross income for the year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% additional tax. Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual's IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.

SEP IRAs. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAs. Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching, or non-elective, contribution on behalf of contributing employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% additional tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. Such conversions are subject to a 10% additional tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% additional tax may apply to distributions made:

●  before age 59 1/2 (subject to certain exceptions), or

●  during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

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Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual's IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.

Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Certificate that will provide an annuity for the employee's retirement. These premiums may be subject to FICA (social security) tax. Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of:

●  elective contributions made in years beginning after December 31, 1988;

●  earnings on those contributions; and

●  earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon:

●  death of the employee,

●  attainment of age 59 1/2,

●  severance from employment,

●  disability, or

●  financial hardship.

Effective for plan years beginning in 2024, distributions of elective contributions, qualified non-elective contributions, qualified matching contributions, and gains attributable to such contributions may be made on account of hardship. Under prior tax law provisions, distributions on account of hardship generally were limited to amounts attributable to elective contributions.

If your Certificate was issued in connection with a qualified plan under Section 403(b) of the Code, we generally are required to confirm, with your plan sponsor or otherwise, that surrenders, partial withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Certificate, and transactions under the Certificate and any other contracts or accounts you have under the qualified plan under Section 403(b) of the Code among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Death Benefits. The Performance Enhanced Death Benefit or Incremental Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or tax-sheltered annuity. Because these death benefits may exceed this limitation, employers using the Certificate in connection with such plans should consult their tax adviser.

Restrictions under Qualified Certificates. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Certificates or under the terms of the plans in respect of which Qualified Certificates are issued. Please note that for deaths occurring on or after January 1, 2020, most non-spouse designated Beneficiaries will have to take post-death distributions within ten years. Certain exceptions apply to "eligible designated beneficiaries" which include disabled and chronically ill individuals, individuals who are ten or

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less years younger than the deceased individual, and children who have not reached the age of majority. Consult a tax adviser if you may be affected by these changes.

Possible Charge for the Society's Taxes

The Society currently makes no charge against the Accumulated Value for any federal, state or local taxes that may be incurred by the Society and be attributable to the Subaccounts or the Certificates. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Society determines to be properly attributable to the Subaccounts or to the Certificates.

Other Tax Consequences

As noted above, the foregoing comments about the federal tax consequences under these Certificates are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Certificate could change by legislation or otherwise.

Federal Estate, Gift and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified tax adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Medicare Tax. Distribution from nonqualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

Definition of "Spouse." The Certificate provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise. All Certificate provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriage must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

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DISTRIBUTION OF THE CERTIFICATES

We have entered into a distribution agreement with our affiliate, MWA Financial Services, Inc. ("MWAFS") for the distribution and sale of the Certificates. MWAFS may sell the Certificates through its registered representatives.

MWAFS may receive a 0.25% fee from the following Investment Options in the form of 12b-1 fees based on Certificate assets allocated to the Investment Option: American Funds IS Asset Allocation Fund—Class 2, American Funds IS Capital World Bond Fund®—Class 2, American Funds IS Growth Fund—Class 2 and American Funds IS Growth-Income Fund—Class 2; BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Share Class; Fidelity® VIP Balanced Portfolio—Service Class 2, Fidelity® VIP Energy Portfolio—Service Class 2, Fidelity® VIP High Income Portfolio—Service Class 2, Fidelity® VIP Mid Cap Portfolio—Service Class 2 and Fidelity® VIP Strategic Income Portfolio—Service Class 2; and Franklin DynaTech VIP Fund—Class 2, Franklin Income VIP Fund—Class 2, Franklin Small Cap Value VIP Fund—Class 2 and Franklin Strategic Income VIP Fund—Class 2. 12b-1 class shares of these Investment Options have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows the Investment Options to pay fees out of Investment Option assets to those who sell and distribute Investment Option shares.

We pay commissions to MWAFS for the sale of the Certificates by its registered representatives. The maximum commissions payable will be 4.3% of the premiums paid under a Certificate during the first Certificate Year and 3% of the premiums paid in the second and subsequent Certificate Years, except that an additional commission of up to 0.30% may be paid in the third and subsequent Certificate Years based upon the Accumulated Value at the end of the prior Certificate Year.

MWAFS passes through commissions it receives to its registered representatives and does not retain any override as distributor for the Certificates. However, under the distribution agreement with MWAFS, we pay the following sales expenses: manager and registered representative compensation; registered representative training allowances; deferred compensation and insurance benefits of registered representatives; advertising expenses; and all other expenses of distributing the Certificates.

Proceeds from the Surrender Charge on the Certificates are retained by us and used to defray the expenses we incur in paying for distribution-related services under the distribution agreement, such as the payment of commissions.

Because registered representatives of MWAFS are also insurance agents of the Society, they and their managers are eligible for various cash benefits such as bonuses, insurance benefits and financing arrangements and non-cash compensation programs that we may provide jointly with MWAFS. These programs include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, subject to applicable regulatory requirements. Sales of the Certificates may help registered representatives and/or their managers qualify for such benefits. In addition, MWAFS registered representatives who meet certain Society productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Certificates, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

See "DISTRIBUTION OF THE CERTIFICATES" in the Statement of Additional Information for more information concerning compensation paid for the sale of the Certificates.

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Under the BrokerCheck Program, Financial Industry Regulatory Authority ("FINRA") provides certain information regarding the disciplinary history of member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. FINRA's BrokerCheck Hotline telephone number is 1-800-289-9999 and their Web site address is www.finra.org. An investor brochure is available that includes information describing FINRA BrokerCheck.

Investor concerns may be directed to MWA Financial Services, Inc. at 1701 1st Avenue, Rock Island, IL 61201 or by calling our toll-free number at 1-866-628-6776.

LEGAL PROCEEDINGS

The Society, like other insurers, is involved in lawsuits. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Society believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account, the ability of MWA Financial Services, Inc. to perform its contract with the Society or the ability of the Society to meet its obligations under the Certificate.

VOTING RIGHTS

To the extent required by law, the Society will vote Fund shares held in the Account at regular and special shareholder meetings of the Funds, in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and, as a result, the Society determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

The number of votes you have the right to instruct will be calculated separately for each Subaccount to which you have allocated or transferred Accumulated Value or proceeds, and may include fractional votes. The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value or proceeds in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.

The number of votes of an Investment Option that are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited prior to such meeting in accordance with procedures established by each Fund.

The Society will vote Fund shares attributable to Certificates as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Certificates) in proportion to the voting instructions received with respect to all Certificates participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast on a matter. Proportional voting may result in a small number of Certificate Holders or contract owners determining the outcome of a vote.

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ADMINISTRATIVE SERVICES AGREEMENT

The Certificates are administered by se2, LLC ("se2"), a Kansas limited liability company having its principal offices at 5801 SW 6th Avenue, Topeka, Kansas 66636-0001, pursuant to an administrative services agreement between the Society and se2. Se2 also maintains records of transactions relating to the Certificates and provides other services.

FINANCIAL STATEMENTS

The statutory-basis balance sheets of the Society as of December 31, 2025 and 2024, and the related statutory-basis statements of operations, changes in surplus and cash flow for each of the three years in the period ended December 31, 2025, are contained in the Statement of Additional Information. The audited financial statements included herein have been audited by Ernst & Young LLP, independent auditor, for the periods indicated in their report. Likewise, the statements of assets and liabilities of the Account as of December 31, 2025, and the related statements of operations and changes in net assets for the periods indicated thereon as disclosed in the financial statements, are contained in the Statement of Additional Information. The audited financial statements included herein have been audited by Ernst & Young LLP, an independent registered public accounting firm, for the periods indicated in their report.

The Society's statutory-basis financial statements should be considered only as bearing on the Society's ability to meet its obligations under the Certificates. They should not be considered as bearing on the investment performance of the assets held in the Account.

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APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE

Variable Investment Options

The following is a list of the variable Investment Options available under the Certificate. More information about the Investment Options is available in the prospectuses for the Investment Options, which may be amended from time and time and can be found online at https://www.modernwoodmen.org/our-products/annuities/variable-annuity-documents. You can also request this information at no cost by calling the Variable Product Administrative Center at 1-866-628-6776 or sending an email request to VPACServices@modern-woodmen.org.

The current expenses and performance information below reflects fees and expenses of the Investment Options, but do not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Option's past performance is not necessarily an indication of future performance.
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term	American Funds Insurance Series (IS) American Funds IS Asset Allocation Fund—Class 2 Adviser: Capital Research and Management Company	0.54%	15.85%	8.97%	9.77%
Provide a level of current income that exceeds the average yield on U.S. stocks generally and provide a growing stream of income over the years. To provide growth of capital as a secondary objective	American Funds Insurance Series (IS) American Funds IS Capital Income Builder®—Class 1 Adviser: Capital Research and Management Company	0.27%*	20.69%	9.36%	7.84%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund's investments.	American Funds Insurance Series (IS) American Funds IS Capital World Bond Fund®—Class 2 Adviser: Capital Research and Management Company	0.73%	9.39%	-2.50%	1.23%
Long-term growth of capital while providing current income	American Funds Insurance Series (IS) American Funds IS Capital World Growth and Income Fund®—Class 1 Adviser: Capital Research and Management Company	0.41%*	25.16%	10.56%	11.30%
Long-term growth of capital	American Funds Insurance Series (IS) American Funds IS SMALLCAP World Fund®—Class 1 (formerly Global Small Capitalization Fund) Adviser: Capital Research and Management Company	0.65%*	14.89%	0.73%	7.50%
Growth of capital	American Funds Insurance Series (IS) American Funds IS Growth Fund—Class 2 Adviser: Capital Research and Management Company	0.58%	20.24%	13.37%	17.97%
Long-term growth of capital and income	American Funds Insurance Series (IS) American Funds IS Growth-Income Fund—Class 2 Adviser: Capital Research and Management Company	0.53%	18.06%	13.90%	13.92%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series (IS) American Funds IS Managed Risk Growth Fund—Class P1(1) Adviser: Capital Research and Management Company Sub-Adviser: Milliman Financial Risk Management LLC	0.68%	13.63%	8.22%	12.03%
Long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series (IS) American Funds IS Managed Risk Growth-Income Fund—Class P1(1) Adviser: Capital Research and Management Company Sub-Adviser: Milliman Financial Risk Management LLC	0.63%	11.45%	7.97%	9.26%
Long-term capital appreciation	American Funds Insurance Series (IS) American Funds IS New World Fund®—Class 1 Adviser: Capital Research and Management Company	0.57%*	28.60%	5.59%	9.53%
Provide as high a level of current income as is consistent with the preservation of capital	American Funds Insurance Series (IS) American Funds IS The Bond Fund of America®—Class 1 Adviser: Capital Research and Management Company	0.22%*	7.40%	0.10%	2.61%
Long-term capital appreciation	BNY Mellon BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Share Class Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Newton Investment Management Limited	0.91%	15.67%	11.65%	13.27%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Long-term capital growth consistent with preservation of capital with current income as a secondary goal	BNY Mellon BNY Mellon Variable Investment Fund: Appreciation Portfolio—Initial Share Class Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Fayez Sarofim & Co.	0.85%	10.07%	9.37%	12.92%
Long-term capital growth, current income and growth of income consistent with reasonable investment risk	BNY Mellon BNY Mellon Variable Investment Fund: Growth and Income Portfolio—Initial Share Class Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Newton Investment Management North America, LLC	0.70%*	16.83%	14.22%	14.66%
Capital growth	BNY Mellon BNY Mellon Variable Investment Fund: Small Cap Portfolio—Initial Share Class (formerly Opportunistic Small Cap Portfolio) Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Newton Investment Management North America, LLC	0.83%	10.99%	4.26%	7.83%
Investment results that correspond to investment performance of U.S. common stocks, as represented by NASDAQ 100® Index	Calvert Variable Trust, Inc. CVT NASDAQ 100 Index Portfolio—Class I Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.49%*	20.39%	14.73%	19.09%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Investment results that correspond to investment performance of U.S. common stocks, as represented by Russell 2000® Index	Calvert Variable Trust, Inc. CVT Russell 2000 Small Cap Index Portfolio—Class I Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.40%*	12.45%	5.83%	9.32%
Investment results that correspond to total return performance of U.S. common stocks, as represented by S&P MidCap 400® Index	Calvert Variable Trust, Inc. CVT S&P MidCap 400 Index Portfolio—Class I Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.33%*	7.14%	8.77%	10.37%
Current income consistent with stability of principal and liquidity	Federated Hermes Insurance Series Fund Federated Hermes Government Money Fund II—Service Share Class(2) Adviser: Federated Investment Management Company Sub-Adviser: Federated Advisory Services Company (FASC)	0.63%*	3.73%	2.80%	1.73%
High current income and moderate capital appreciation	Federated Hermes Insurance Series Fund Federated Hermes Managed Volatility Fund II—Primary Shares(1) Adviser: Federated Advisory Services Company (FASC), an affiliate of the Co-Advisers, Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA)	0.97%*	6.93%	6.54%	6.84%
Current income	Federated Hermes Insurance Series Fund Federated Hermes Quality Bond Fund II—Primary Shares Adviser: Federated Investment Management Company Sub-Adviser: Federated Advisory Services Company (FASC)	0.74%*	7.08%	1.10%	2.99%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Income and capital growth consistent with reasonable risk	Fidelity® Variable Insurance Products Funds Fidelity® VIP Balanced Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.66%	14.96%	9.24%	10.84%
Long-term capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP ContrafundSM Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.54%	21.52%	15.37%	15.78%
Capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Energy Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.85%	10.34%	23.86%	7.69%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
	Fidelity® Variable Insurance Products Funds
High total return with a secondary objective of principal preservation as each portfolio approaches its target date and beyond	Fidelity® VIP Freedom 2015 PortfolioSM—Initial Class	0.41%	11.87%	3.99%	6.60%
	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	0.44%	13.33%	4.84%	7.38%
	Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class	0.46%	14.59%	5.52%	8.02%
	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	0.49%	15.52%	6.25%	8.88%
	Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class	0.53%	16.69%	7.55%	10.00%
	Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	0.57%	18.79%	9.01%	10.87%
	Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class	0.60%	19.83%	9.44%	11.09%
	Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class	0.60%	19.79%	9.43%	11.08%
	Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class	0.60%	19.85%	9.43%	NA
	Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class	0.60%	19.83%	9.44%	NA
	Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class	0.60%	19.86%	9.43%	NA
	Adviser: Fidelity® Management & Research Company LLC (FMR)
Capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Growth Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.55%	14.92%	13.70%	17.45%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
High total return through a combination of current income and capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Growth & Income Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.47%	21.50%	16.11%	13.84%
High level of current income, while also considering growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP High Income Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	1.06%*	10.31%	4.00%	5.34%
Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity® Variable Insurance Products Funds Fidelity® VIP Index 500 Portfolio— Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: Geode Capital Management, LLC (Geode)	0.09%	17.78%	14.31%	14.70%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Long-term growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP Mid Cap Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.80%	11.49%	9.83%	10.31%
Long-term growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP Overseas Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity® Management & Research (Japan) Limited (FMR Japan), FIL Investment Advisors (FIA), and FIL Investment Advisors (UK) Limited (FIA (UK))	0.72%	20.39%	6.62%	7.93%
Above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity® Variable Insurance Products Funds Fidelity® VIP Real Estate Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.60%	3.10%	4.23%	3.87%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
High level of current income and may also seek capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Strategic Income Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity® Management & Research (Japan) Limited (FMR Japan), FIL Investment Advisors (FIA), and FIL Investment Advisors (UK) Limited (FIA (UK))	0.88%	8.58%	2.79%	4.40%
Capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Technology Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.56%	23.36%	16.83%	23.76%
Capital appreciation	Franklin Templeton Variable Insurance Products Trust Franklin DynaTech VIP Fund—Class 2 Adviser: Franklin Advisers, Inc.	0.88%	18.13%	9.09%	14.08%
Maximize income while maintaining prospects for capital appreciation	Franklin Templeton Variable Insurance Products Trust Franklin Income VIP Fund—Class 2 Adviser: Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Long-term capital appreciation with preservation of capital as an important consideration	Franklin Templeton Variable Insurance Products Trust Franklin Rising Dividends VIP Fund—Class 1 Adviser: Franklin Advisers, Inc.	0.64%	12.05%	9.77%	12.37%
Long-term total return	Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Value VIP Fund—Class 2 Adviser: Franklin Mutual Advisers, LLC	0.91%*	7.65%	8.86%	9.81%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust Franklin Small-Mid Cap Growth VIP Fund—Class 1 Adviser: Franklin Advisers, Inc.	0.84%	2.70%	1.27%	10.16%
High level of current income with capital appreciation over the long term as a secondary goal	Franklin Templeton Variable Insurance Products Trust Franklin Strategic Income VIP Fund—Class 2 Adviser: Franklin Advisers, Inc.	1.07%*	7.24%	1.92%	3.10%
Capital growth	Lincoln Variable Insurance Products Trust LVIP American Century Capital Appreciation Fund—Standard Class II Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.79%*	6.72%	5.16%	11.47%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Long-term capital growth with income as a secondary objective	Lincoln Variable Insurance Products Trust LVIP American Century Mid Cap Value Fund—Standard Class II Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.86%*	8.99%	8.89%	9.12%
Long-term capital growth	Lincoln Variable Insurance Products Trust LVIP American Century Ultra® Fund—Standard Class II Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.75%*	12.84%	11.68%	17.16%
Capital appreciation with secondary goal of achieving current income by investing primarily in equity securities	Lincoln Variable Insurance Products Trust LVIP JPMorgan Mid Cap Value Fund—Standard Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.74%	4.72%	9.63%	8.77%
Capital growth over the long term	Lincoln Variable Insurance Products Trust LVIP JPMorgan Small Cap Core Fund—Standard Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.77%	10.27%	6.40%	8.95%
Long-term capital growth by investing primarily in the common stocks of growth companies	T. Rowe Price Equity Series, Inc. All-Cap Opportunities Portfolio Adviser: T. Rowe Price Associates, Inc.	0.80%*	16.30%	12.22%	16.93%

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2025)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
High level of dividend income and long-term capital growth primarily through investments in stocks	T. Rowe Price Equity Series, Inc. Equity Income Portfolio Adviser: T. Rowe Price Associates, Inc.	0.74%	14.36%	11.17%	10.51%
Long-term capital appreciation	T. Rowe Price Equity Series, Inc. Health Sciences Portfolio Adviser: T. Rowe Price Associates, Inc.	0.86%	18.10%	4.12%	8.97%
Long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth	T. Rowe Price Equity Series, Inc. Mid-Cap Growth Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Investment Management, Inc.	0.84%*	3.55%	3.84%	9.81%
Highest total return over time consistent with an emphasis on both capital appreciation and income	T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Hong Kong Limited, T. Rowe Price Investment Management, Inc. and T. Rowe Price International Ltd.	0.85%*	14.50%	5.50%	7.84%
Long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies	T. Rowe Price International Series, Inc. International Stock Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price International Ltd. (Price International)	0.95%*	18.41%	3.92%	7.10%

*  These Investment Options and their investment advisers have entered into fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.

(1)  The Investment Option includes a volatility management strategy as part of the Investment Option's investment objective and/or principal investment strategy. See "Volatility Management Strategies" contained herein.

(2)  You could lose money by investing in the Federated Hermes Government Money Fund II. Although the Federated Hermes Government Money Fund II seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Federated Hermes Government Money Fund II is not insured or guaranteed by the

Federal Deposit Insurance Corporation or any other government agency. The Federated Hermes Government Money Fund II's sponsor has no legal obligation to provide financial support to the Federated Hermes Government Money Fund II, and you should not expect that the sponsor will provide financial support to the Federated Hermes Government Money Fund II at any time. The yield of the Fund may become very low during periods of low interest rates. After deduction of Separate Account Annual Expenses, the yield of the Subaccount that invests in the Fund could be negative. If the yield of the Subaccount becomes negative, Accumulated Value invested in the Subaccount may decline.

The Declared Interest Option

The following describes the Declared Interest Option currently available under the Certificate. We may change the features of the Declared Interest Option as described in the prospectus, and we may offer new fixed options in the future. We will provide you with notice in writing before doing so. Please refer to "The Declared Interest Option" in the prospectus for more information about the Declared Interest Option.

Certificate Issue State and Period	Term(4)	Minimum Guaranteed Interest Rate
Certificates issued in Original Certificate States on or after January 1, 2012(1)	1 Year	1%
Certificates issued in New Certificate States on or after March 1, 2012(2)	1 Year	1%
All other Certificates(3)	1 Year	3%

(1)  Original Certificate States include Alabama, Arizona, Arkansas, California, Colorado, Connecticut, Florida, Georgia, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Michigan, Minnesota, Mississippi, Missouri, Nebraska, Nevada, New Hampshire, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Pennsylvania, South Dakota, Tennessee, Texas, Vermont, Virginia, West Virginia, Wisconsin, and Wyoming.

(2)  New Certificate States include Delaware, Massachusetts, Montana, Oregon, South Carolina, and Utah.

(3)  The Declared Interest Option is not available for Certificates issued in Oregon, South Carolina, and Utah prior to March 1, 2012 or Certificates issued in Washington prior to February 1, 2009.

(4)  This column refers to the duration of a current interest rate applicable to your Certificate. The current interest rate will remain unchanged for an entire Certificate Year.

APPENDIX B

Calculating Variable Annuity Payments

The following chart has been prepared to show how investment performance could affect variable annuity payments over time. It illustrates the variable annuity payments under a supplemental contract issued in consideration of proceeds from a Nonqualified Certificate. The chart illustrates certain variable annuity payments under five hypothetical rate of return scenarios. Of course, the illustrations merely represent what such payments might be under a hypothetical supplemental contract issued for proceeds from a hypothetical Certificate.

What the Chart Illustrates. The chart illustrates the first monthly payment in each of 25 years under a hypothetical variable payment supplemental contract issued in consideration of proceeds from a hypothetical Nonqualified Certificate assuming a different hypothetical rate of return for a single Subaccount supporting the supplemental contract. The chart assumes that the first monthly payment in the initial year shown is $1,000.

Hypothetical Rates of Return. The variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%, 3.53%, 7.06%, 9.53% and 12.00%. Net of all expenses, these constant returns are: -2.06%, 1.47%, 5.00%, 7.47% and 9.94%. The first variable annuity payment for each year reflects the 5% assumed interest rate net of all expenses for the Subaccount (and the underlying Funds) pro-rated for the month shown. Fund management fees and operating expenses are assumed to be at an annual rate of 0.66% of their average daily net assets. The mortality and expense risk charge is assumed to be at an annual rate of 1.40% of the illustrated Subaccount's average daily net assets.

The first monthly variable annuity payments depicted in the chart are based on hypothetical supplemental contracts and hypothetical investment results and are not projections or indications of future results. The Society does not guarantee or even suggest that any Subaccount, Certificate or supplemental contract issued by it would generate these or similar monthly payments for any period of time. The chart is for illustration purposes only and does not represent future variable annuity payments or future investment returns. The first variable annuity payment in each year under an actual supplemental contract issued in connection with an actual Certificate will be more or less than those shown if the actual returns of the Subaccount(s) selected by the Certificate Holder are different from the hypothetical returns. Because a Subaccount's investment return will fluctuate over time, variable annuity payments actually received by a payee will be more or less than those shown in this illustration. Also, in an actual case, the total amount of variable annuity payments ultimately received will depend upon the settlement option selected and the life of the payee. See the Prospectus section titled "SETTLEMENT OPTIONS—Election of Settlement Options and Annuity Payments."

Assumptions on Which the Hypothetical Supplemental Contract and Certificate are Based. The chart reflects a hypothetical supplemental contract and Certificate. These, in turn, are based on the following assumptions:

●  The hypothetical Certificate is a Nonqualified Certificate

●  The supplemental contract is issued in consideration of proceeds from the hypothetical Certificate

●  The proceeds applied under the supplemental contract represent the entire Net Accumulated Value of the Certificate and are allocated to a single Subaccount

●  The single Subaccount has annual constant rates of return before fees and expenses of 0.00%, 3.53%, 7.06%, 9.53% and 12.00%

●  Assumed interest rate is 5% per year

●  The payee elects to receive monthly variable annuity payments

●  The proceeds applied to the purchase of annuity units as of the effective date of the supplemental contract under the annuity settlement option selected result in an initial variable annuity payment of $1,000

For a discussion of how a Certificate Holder or payee may elect to receive monthly, quarterly, semiannual or annual variable annuity payments, see "SETTLEMENT OPTIONS."

Assumed Interest Rate. Among the most important factors that determine the amount of each variable annuity payment is the assumed interest rate. Under supplemental contracts available as of the date of this Prospectus, the assumed interest rate is 5%. Variable annuity payments will increase in size from one annuity payment date to the next if the annualized net rate of return during that time is greater than the assumed interest rate, and will decrease if the annualized net rate of return over the same period is less than the assumed interest rate. The assumed interest rate is an important component of the annuity unit value. For a detailed discussion of the assumed interest rate and annuity unit value, see "SETTLEMENT OPTIONS."

The $1,000 Initial Monthly Variable Annuity Payment. The hypothetical supplemental contract has an initial monthly variable annuity payment of $1,000. The dollar amount of the first variable annuity payment under an actual supplemental contract will depend upon:

●  the amount of proceeds applied

●  the annuity settlement option selected

●  the settlement option rates in the supplemental contract on the effective date

●  the assumed interest rate under the supplemental contract on the effective date

●  the age of the payee

●  in most cases, the sex of the payee

For each column in the chart, the entire proceeds are allocated to a Subaccount having a constant rate of return as shown at the top of the column. However, under an actual supplemental contract, proceeds are often allocated among several Subaccounts. The dollar amount of the first variable annuity payment attributable to each Subaccount is determined under an actual supplemental contract by dividing the dollar value of the proceeds applied to that Subaccount as of the effective date by $1,000, and multiplying the result by the annuity purchase rate in the supplemental contract for the settlement option selected. The amount of the first variable annuity payment is the sum of the first payments attributable to each Subaccount to which proceeds were allocated. For a detailed discussion of how the first variable annuity payment is determined, see "SETTLEMENT OPTIONS." For comparison purposes, hypothetical monthly fixed annuity payments are shown in the column using a 5% net assumed interest rate.

Initial Monthly Payments for Each Year Shown,
Assuming a Constant Rate of Return under Alternative Investment Scenarios

Contract Year	0.00% Gross -2.06% Net	3.53% Gross 1.47% Net	7.06% Gross 5.00% Net	9.53% Gross 7.47% Net	12.00% Gross 9.94% Net
1	$1,000	$1,000	$1,000	$1,000	$1,000
2	933	966	1,000	1,024	1,047
3	870	934	1,000	1,048	1,096
4	812	902	1,000	1,072	1,148
5	757	872	1,000	1,097	1,202
6	706	843	1,000	1,123	1,258
7	659	814	1,000	1,150	1,318
8	614	787	1,000	1,177	1,380
9	573	761	1,000	1,204	1,445
10	534	735	1,000	1,233	1,513
11	499	710	1,000	1,262	1,584
12	465	686	1,000	1,291	1,658
13	434	663	1,000	1,322	1,736
14	405	641	1,000	1,353	1,818
15	377	620	1,000	1,385	1,903
16	352	599	1,000	1,417	1,993
17	328	579	1,000	1,451	2,087
18	306	559	1,000	1,485	2,185
19	286	540	1,000	1,520	2,288
20	266	522	1,000	1,555	2,395
21	249	505	1,000	1,592	2,508
22	232	488	1,000	1,629	2,626
23	216	471	1,000	1,668	2,750
24	202	455	1,000	1,707	2,879
25	188	440	1,000	1,747	3,014

APPENDIX C: STATE VARIATIONS

The Prospectus provides a general description of the Certificate, but certain features or benefits of the Certificate may be unavailable or different from those described in the body of the Prospectus based on the state in which the Certificate was issued. The following is a summary of important state variations you should be aware of.

STATE	LOCATION IN PROSPECTUS	VARIATION
Alabama	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Alaska	DESCRIPTION OF ANNUITY CERTIFICATE—Issuance of a Certificate	The Certificate is not available for purchase.
Arizona	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Arkansas	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

California	DESCRIPTION OF ANNUITY CERTIFICATE—Free-Look Period

You will receive your Accumulated Value upon your exercise of your right to return the Certificate which may be less than the premiums you paid. However, if you allocated all or a portion of your initial premium payment to the Money Market Subaccount or the Declared Interest Option, upon exercise of your right to return the Certificate, you will receive at least the amount of premium allocated to the Money Market Subaccount or the Declared Interest Option, respectively.

THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

STATE	LOCATION IN PROSPECTUS	VARIATION
Colorado	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Connecticut	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Delaware	THE DECLARED INTEREST OPTION

For Certificates issued on or after March 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before March 1, 2012, the minimum guaranteed interest rate is 3%.

Florida	CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Surrender Charge at the Retirement Date	For Certificates issued on or after June 1, 2025, we do not apply a surrender charge if you elect to receive a life contingent settlement option.
THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Georgia	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Idaho	DESCRIPTION OF ANNUITY CERTIFICATE—Free-Look Period	You will receive any premiums paid for the Certificate upon exercise of your right to return the Certificate.
THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

STATE	LOCATION IN PROSPECTUS	VARIATION
Illinois	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Indiana	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Iowa	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Kansas	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Kentucky	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Louisiana	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

	DESCRIPTION OF ANNUITY CERTIFICATE—Partial Withdrawals and Surrenders—Minimum Accumulated Value	Certificates issued prior to May 1, 2026 will not terminate if the Accumulated Value decreases to $0.

STATE	LOCATION IN PROSPECTUS	VARIATION
Louisiana (continued)	DESCRIPTION OF ANNUITY CERTIFICATE—Proceeds on the Retirement Date; SETTLEMENT OPTIONS

For Certificates issued prior to May 1, 2026, you can choose whether to apply any portion of your proceeds to provide either fixed annuity payments, variable annuity payments, or a combination of both. You will receive payments on a fixed basis unless you elect to receive payments on a variable basis before payments commence. If you elect to receive variable annuity payments, then you also must select the Subaccounts to which we will apply your proceeds.

CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Surrender Charge at the Retirement Date; SETTLEMENT OPTIONS

For Certificates issued prior to May 1, 2026, we reduce the surrender charge at the Retirement Date as follows: (i) if you elect to receive a fixed or variable life contingent settlement option, we do not apply a surrender charge; or (ii) if you elect fixed annuity payments under Option 2 (Income for a Fixed Period) or Option 4 (Income of a Fixed Amount), then we add the fixed number of years for which payments will be made under the payment option to the number of Certificate Years since the Issue Date to determine the Certificate Year in which the surrender occurs for purposes of determining the surrender charge that will apply based on the Table of Surrender Charges. If Option 1 or a lump sum payment is chosen, we will pay the Accumulated Value less any applicable surrender charge on the Retirement Date.

	CHARGES AND DEDUCTIONS—Transfer Processing Fee	For Certificates issued prior to May 1, 2026, the transfer processing fee may be paid in cash, if preferred.
Maine	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Maryland	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

STATE	LOCATION IN PROSPECTUS	VARIATION
Massachusetts	THE DECLARED INTEREST OPTION

For Certificates issued on or after March 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before March 1, 2012, the minimum guaranteed interest rate is 3%.

	DESCRIPTION OF ANNUITY CERTIFICATE—Partial Withdrawals and Surrenders—Minimum Accumulated Value	Certificates issued prior to May 1, 2026 will not terminate if the Accumulated Value decreases to $0.
DESCRIPTION OF ANNUITY CERTIFICATE—Proceeds on the Retirement Date; SETTLEMENT OPTIONS

For Certificates issued prior to May 1, 2026, you can choose whether to apply any portion of your proceeds to provide either fixed annuity payments, variable annuity payments, or a combination of both. You will receive payments on a fixed basis unless you elect to receive payments on a variable basis before payments commence. If you elect to receive variable annuity payments, then you also must select the Subaccounts to which we will apply your proceeds.

CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Surrender Charge at the Retirement Date; SETTLEMENT OPTIONS

For Certificates issued prior to May 1, 2026, we reduce the surrender charge at the Retirement Date as follows: (i) if you elect to receive a fixed or variable life contingent settlement option, we do not apply a surrender charge; or (ii) if you elect fixed annuity payments under Option 2 (Income for a Fixed Period) or Option 4 (Income of a Fixed Amount), then we add the fixed number of years for which payments will be made under the payment option to the number of Certificate Years since the Issue Date to determine the Certificate Year in which the surrender occurs for purposes of determining the surrender charge that will apply based on the Table of Surrender Charges. If Option 1 or a lump sum payment is chosen, we will pay the Accumulated Value less any applicable surrender charge on the Retirement Date.

	CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Waiver of Surrender Charge	Eligibility for waiver of surrender charge does not include stays in a qualified nursing center for 90 consecutive days.

STATE	LOCATION IN PROSPECTUS	VARIATION
Massachusetts (continued)	CHARGES AND DEDUCTIONS—Transfer Processing Fee	For Certificates issued prior to May 1, 2026, the transfer processing fee may be paid in cash, if preferred.
SETTLEMENT OPTIONS—Election of Settlement Options and Annuity Payments

For Certificates issued on or after May 1, 2026, net single premiums for fixed settlement options involving life contingencies are based on the Annuity 2000 individual annuity mortality table, using a unisex blend of 71.2% of the female rates and 17.8% of the male rates.

	ADDITIONAL CERTIFICATE PROVISIONS—Misstatement of Age or Sex in the Statement of Additional Information	For Certificates issued on or after May 1, 2026 in Massachusetts, we will only correct for misstated age.
Michigan	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Minnesota	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Mississippi	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Missouri	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Montana	THE DECLARED INTEREST OPTION

For Certificates issued on or after March 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before March 1, 2012, the minimum guaranteed interest rate is 3%.

STATE	LOCATION IN PROSPECTUS	VARIATION
Montana (continued)	DESCRIPTION OF ANNUITY CERTIFICATE—Partial Withdrawals and Surrenders—Minimum Accumulated Value	Certificates issued prior to May 1, 2026 will not terminate if the Accumulated Value decreases to $0.
DESCRIPTION OF ANNUITY CERTIFICATE—Proceeds on the Retirement Date; SETTLEMENT OPTIONS

For Certificates issued prior to May 1, 2026, you can choose whether to apply any portion of your proceeds to provide either fixed annuity payments, variable annuity payments, or a combination of both. You will receive payments on a fixed basis unless you elect to receive payments on a variable basis before payments commence. If you elect to receive variable annuity payments, then you also must select the Subaccounts to which we will apply your proceeds.

CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Surrender Charge at the Retirement Date; SETTLEMENT OPTIONS

For Certificates issued prior to May 1, 2026, we reduce the surrender charge at the Retirement Date as follows: (i) if you elect to receive a fixed or variable life contingent settlement option, we do not apply a surrender charge; or (ii) if you elect fixed annuity payments under Option 2 (Income for a Fixed Period) or Option 4 (Income of a Fixed Amount), then we add the fixed number of years for which payments will be made under the payment option to the number of Certificate Years since the Issue Date to determine the Certificate Year in which the surrender occurs for purposes of determining the surrender charge that will apply based on the Table of Surrender Charges. If Option 1 or a lump sum payment is chosen, we will pay the Accumulated Value less any applicable surrender charge on the Retirement Date.

	CHARGES AND DEDUCTIONS—Transfer Processing Fee	For Certificates issued prior to May 1, 2026, the transfer processing fee may be paid in cash, if preferred.
	ADDITIONAL CERTIFICATE PROVISIONS—Misstatement of Age or Sex in the Statement of Additional Information	For Certificates issued in Montana, we will only correct for misstated age.

STATE	LOCATION IN PROSPECTUS	VARIATION
Nebraska	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Nevada	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

New Hampshire	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

New Mexico	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

North Carolina	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

North Dakota	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Ohio	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

STATE	LOCATION IN PROSPECTUS	VARIATION
Oklahoma	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Oregon	THE DECLARED INTEREST OPTION	The Declared Interest Option is not available for Certificates issued prior to March 1, 2012.
	THE DECLARED INTEREST OPTION	For Certificates issued on or after March 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%.
	BENEFITS AVAILABLE UNDER THE CERTIFICATE—Transfer and Withdrawal Options—Interest Sweep Program	The Interest Sweep Program is not available for Certificates issued prior to March 1, 2012.
SETTLEMENT OPTIONS—Election of Settlement Options and Annuity Payments

For Certificates issued on or after December 1, 2020, unisex settlement option factors will be used when required by law and are based on an 80% female/20% male blend of the Annuity 2000 individual annuity mortality table.

Pennsylvania	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

	CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Waiver of Surrender Charge	The waiver of surrender charge is not available.
South Carolina	THE DECLARED INTEREST OPTION	The Declared Interest Option is not available for Certificates issued prior to March 1, 2012.
	THE DECLARED INTEREST OPTION	For Certificates issued on or after March 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%.

STATE	LOCATION IN PROSPECTUS	VARIATION
South Carolina (continued)	BENEFITS AVAILABLE UNDER THE CERTIFICATE—Transfer and Withdrawal Options—Interest Sweep Program	The Interest Sweep Program is not available for Certificates issued prior to March 1, 2012.
South Dakota	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Tennessee	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Texas	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

	CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Waiver of Surrender Charge	Eligibility for waiver of surrender charge does not include the Annuitant being terminally ill.
Utah	THE DECLARED INTEREST OPTION	The Declared Interest Option is not available for Certificates issued prior to March 1, 2012.
	THE DECLARED INTEREST OPTION	For Certificates issued on or after March 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%.
	BENEFITS AVAILABLE UNDER THE CERTIFICATE—Transfer and Withdrawal Options—Interest Sweep Program	The Interest Sweep Program is not available for Certificates issued prior to March 1, 2012.

STATE	LOCATION IN PROSPECTUS	VARIATION
Vermont	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Virginia	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Washington	THE DECLARED INTEREST OPTION	The Declared Interest Option is not available for Certificates issued prior to February 1, 2009.
	BENEFITS AVAILABLE UNDER THE CERTIFICATE—Transfer and Withdrawal Options—Interest Sweep Program	The Interest Sweep Program is not available for Certificates issued prior to February 1, 2009.
	BENEFITS AVAILABLE UNDER THE CERTIFICATE—Death Benefit Before the Retirement Date—Incremental Death Benefit Rider	The Incremental Death Benefit Rider is not available.
West Virginia	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Wisconsin	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

Wyoming	THE DECLARED INTEREST OPTION

For Certificates issued on or after January 1, 2012, the minimum guaranteed interest rate is set forth in your Certificate, but will not be less than 1%. For Certificates issued before January 1, 2012, the minimum guaranteed interest rate is 3%.

(This page has been left blank intentionally.)

You may find additional information about your Certificate and the Account in the Statement of Additional Information (SAI), dated the same as this Prospectus. To obtain a free copy of this SAI, please contact us at the address or phone number shown on the cover of this Prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference, which means that it is legally a part of this Prospectus.

The SEC maintains a website (http://www.sec.gov) that contains the reports and other information about the Society. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000020022

STATEMENT OF ADDITIONAL INFORMATION

MODERN WOODMEN OF AMERICA

Variable Product Administrative Center:

PO Box 2005

Rock Island, Illinois 61201

1-800-447-9811

MODERN WOODMEN OF AMERICA VARIABLE ANNUITY ACCOUNT

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CERTIFICATE

This Statement of Additional Information (“SAI”) contains additional information to the Prospectus for the flexible premium deferred variable annuity certificate (the “Certificate”) offered by Modern Woodmen of America (the “Society”). Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus.

This is not a prospectus. You may obtain a copy of the Prospectus dated May 1, 2026 by writing or calling our Administrative Center at the address or phone number shown above.

This SAI does not incorporate by reference any information.

May 1, 2026

GENERAL INFORMATION AND HISTORY

Modern Woodmen of America (the “Society”) was incorporated on May 5, 1884 as a fraternal benefit society in the State of Illinois and is principally engaged in the offering of life insurance and annuity certificates to its members. We are admitted to conduct variable annuity business in 46 states: Alabama, Alaska, Arizona, Arkansas, California, Colorado, Connecticut, Delaware, Florida, Georgia, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Massachusetts, Michigan, Minnesota, Mississippi, Missouri, Montana, Nebraska, Nevada, New Hampshire, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Oregon, Pennsylvania, South Carolina, South Dakota, Tennessee, Texas, Utah, Vermont, Virginia, Washington, West Virginia, Wisconsin and Wyoming. The Society's principal business address is 1701 1st Avenue, Rock Island, Illinois 61201.

On March 30, 2001, we established the Modern Woodmen of America Variable Annuity Account (the “Account”) pursuant to the laws of the State of Illinois. The Account receives and invests premiums paid to it under the Certificate and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

ADDITIONAL CERTIFICATE PROVISIONS

The Certificate

The Certificate includes the basic Certificate, the application, any endorsement or additional benefit riders, all other attached papers and the Articles of Incorporation and By-Laws of the Society which are in force on the Issue Date. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Certificate unless it is contained in the application.

Incontestability

We will not contest the Certificate from its Issue Date.

Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, we will pay that amount which the premiums actually paid would have purchased at the correct age and sex. For Certificates issued in Montana, and on or after May 1, 2026 in Massachusetts, we will only correct for misstated age.

CALCULATION OF YIELDS AND TOTAL RETURNS

The Society may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed in accordance with the standards defined by the SEC, or be accompanied by performance data computed in such manner.

Money Market Subaccount Yields

Advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a specific seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Certificate with a balance of 1 Subaccount unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

The net change in account value reflects:

-	net income from the Investment Option attributable to the hypothetical account, and

-	charges and deductions imposed under the Certificate attributable to the hypothetical account.

1

The charges and deductions include per unit charges for the hypothetical account for:

-	the annual administrative charge and

-	the mortality and expense risk charge.

For purposes of calculating current yields for a Certificate, an average per unit administrative charge is used based on the $30 administrative charge deducted at the beginning of each Certificate Year. Current yields and effective yields will be calculated according to the SEC prescribed formulas set forth below:

Current Yield = ((NCS – ES)/UV) X (365/7)

Where:

NCS	=	the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.

ES	=	per unit expenses attributable to the hypothetical account for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.

Effective Yield = (1 + ((NCS – ES)/UV)) 365/7 – 1
Where:

NCS	=	the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.

ES	=	per unit expenses attributable to the hypothetical account for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.

The yield for the Money Market Subaccount will be lower than the yield for the Investment Option due to the charges and deductions imposed under the Certificate.

The current and effective yields of the Money Market Subaccount normally fluctuate on a daily basis and should not act as an indication or representation of future yields or rates of return.

The actual yield is affected by:

-	changes in interest rates on Money Market securities,

-	the average portfolio maturity of the Money Market Investment Option,

-	the quality of portfolio securities held by this Investment Option, and

-	the operating expenses of the Money Market Investment Option.

Yields may also be presented for other periods of time.

Other Subaccount Yields

Advertisements and sales literature may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Certificate for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.

2

The yield is calculated according to the SEC prescribed formula set forth below:

Yield	=	2 X ((((NI – ES)/(U X UV)) + 1)[6] – 1)

Where:

NI	=	net investment income of the Investment Option for the 30-day or one-month period attributable to the shares owned by the Subaccount.

ES	=	expenses of the Subaccount for the 30-day or one-month period.

U	=	the average daily number of accumulation units outstanding during the period.

UV	=	the unit value at the close of the last day in the 30-day or one-month period.

The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Certificate.

The yield for each Subaccount normally will fluctuate over time and should not act as an indication or representation of future yields or rates of return. A Subaccount’s actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.

The surrender charge is not considered in the yield calculation.

Average Annual Total Returns

Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one-, five- and ten- year periods. Average annual total returns may also be disclosed for other periods of time.

Average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.

Adjusted historic average annual total returns are calculated based on the assumption that the Subaccounts were in existence during the stated periods with the level of Certificate charges which were in effect at the inception of each Subaccount. For purposes of calculating average annual total return, an average annual administrative charge per dollar of Certificate value is used. The calculation also assumes surrender of the Certificate at the end of the period. The total return will then be calculated according to the SEC prescribed formula set forth below:

TR	=	(ERV/P)1/N – 1

Where:

TR	=	the average annual total return net of Subaccount recurring charges.

ERV	=	the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

P	=	a hypothetical initial payment of $1,000.

N	=	the number of years in the period.

Investment Option Performance.    Each Subaccount may also advertise the performance of the corresponding Investment Option in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Investment Option in which the Subaccount invests may pre-date the effective date of the Subaccount being offered in the Certificate.

The actual Subaccount total return information and the Investment Option total return information will vary because of the method used to deduct the mortality and expense risk charge from the returns. For Subaccount total return information, the mortality and expense risk charge is calculated based on the daily net assets multiplied by a daily factor and reduced on a daily basis. For Investment Option total return information, the mortality and expense risk charge is calculated as a single charge applied at the end of the period on an annualized basis.

3

Other Total Returns

Advertisements and sales literature may also quote average annual total returns which do not reflect the surrender charge. These figures are calculated in the same manner as average annual total returns described above, however, the surrender charge is not taken into account at the end of the period.

We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

CTR	=	(ERV/P) – 1

Where:

CTR	=	The cumulative total return net of Subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical single payment of $1,000.

Effect of the Administrative Charge on Performance Data

We apply an annual administrative charge of $30 on the Issue Date and on each Certificate Anniversary prior to the Retirement Date. This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount’s value bears to the total Accumulated Value. For purposes of reflecting the administrative charge in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on the average value of all Certificates in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

DISTRIBUTION OF THE CERTIFICATES

MWA Financial Services, Inc. (“MWAFS”) is responsible for distributing the Certificates pursuant to a distribution agreement with us. MWAFS serves as principal underwriter for the Certificates. MWAFS, an Illinois corporation organized in 2001 and a wholly-owned subsidiary of the Society, is located at 1701 1st Avenue, Rock Island, Illinois.

MWAFS is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA.

We offer the Certificates to the public on a continuous basis. We anticipate continuing to offer the Certificates, but reserve the right to discontinue the offering. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Certificate. Commissions paid on the Certificate, including other incentives or payments, are not charged directly to the Certificate Holders or the Account.

MWAFS will sell the Certificate through its registered representatives, who must be licensed as insurance agents and appointed by the Society.

MWAFS received sales compensation with respect to the Certificates in the following amounts during the periods indicated.

Fiscal year	Aggregate Amount of Commissions Paid to MWAFS*	Aggregate Amount of Commissions Retained by MWAFS After Payments to its Registered Representatives
2025	$10,874,802	$0
2024	$10,048,072	$0
2023	$ 8,852,047	$ 976,860

* Includes sales compensation paid to sales representatives of MWAFS.

MWAFS passes through commissions it receives and does not retain any override as distributor for the Certificates. However, under the distribution agreement with MWAFS, we pay the following sales expenses: manager and registered representative compensation; registered representative training allowances; deferred compensation and insurance benefits of registered representatives; advertising expenses; and all other expenses of distributing the Certificates.

4

 ADMINISTRATIVE SERVICES AGREEMENT

The Certificates are administered by se2, LLC (“se2”), a Kansas limited liability company having its principal offices at 5801 SW 6th Avenue, Topeka, Kansas 66636-0001, pursuant to an administrative services agreement between the Society and se2. Se2 also maintains records of transactions relating to the Certificates and provides other services. Se2, LLC (“se2”) billed the Society $1,013,456, $984,570, and $911,853 for services performed in 2025, 2024, and 2023, respectively. The Society compensates se2 based on the number of Certificates for which se2 provides administrative services and reimburses se2 for certain administrative expenses.

LEGAL MATTERS

All matters relating to Illinois law pertaining to the Certificates, including the validity of the Certificates and the Society’s authority to issue the Certificates, have been passed upon by Lester L. Bohnert, Esquire, General Counsel and Director of the Society. Eversheds Sutherland (US) LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS

The Society’s statutory-basis balance sheets as of December 31, 2025 and 2024, and the related statutory-basis statements of operations, changes in surplus and cash flow for each of the three years in the period ended December 31, 2025, appearing in this Prospectus and Registration Statement, have been audited by Ernst & Young LLP, independent auditor, 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309 as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The Account’s statements of assets and liabilities as of December 31, 2025, and the related statements of operations and changes in net assets for the periods indicated thereon, as disclosed in the financial statements, appearing in this Prospectus and Registration Statement, have also been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

 OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Certificate discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Certificate and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

The Society’s statutory-basis financial statements should be considered only as bearing on the Society’s ability to meet its obligations under the Certificates. They should not be considered as bearing on the investment performance of the assets held in the Account.

5

Modern Woodmen
FRATERNAL FINANCIAL

Touching lives. Securing futures.®

Financial Statements

Modern Woodmen of America Variable Annuity Account

Financial Statements

Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Modern Woodmen of America and Contract Owners of Modern Woodmen of America Variable Annuity Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise the Modern Woodmen of America Variable Annuity Account (“Variable Account” or “Account”), as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the periods listed in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations for the year then ended and changes in its net assets for each of the periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Account’s auditor since 2001.

/s/ Ernst & Young LLP

Des Moines, IA

April 24, 2026

1

Appendix

Subaccounts comprising Modern Woodmen of America Separate Account

Subaccounts for years ended 2025 and 2024

Asset Allocation

Capital Income Builder

Capital World Bond

Capital World Growth and Income

Global Small Capitalization

Growth

Growth-Income

Managed Risk Growth

Managed Risk Growth-Income

New World

The Bond Fund of America

Appreciation

Growth and Income

Small Cap

Sustainable U.S. Equity

NASDAQ 100 Index

Russell 2000 Small Cap Index

S&P MidCap 400 Index

Quality Bond

Government Money

Managed Volatility

Balanced

Contrafund

Energy

Freedom 2015

Freedom 2020

Freedom 2025

Freedom 2030

Freedom 2035

Freedom 2040

Freedom 2045

Freedom 2050

Freedom 2055

Freedom 2060

Freedom 2065

Growth

Growth & Income

High Income

Index 500

Mid-Cap

2

Overseas

Real Estate

Strategic Income

Technology

DynaTech

Income

Rising Dividends

Small Cap Value

Small-Mid Cap Growth

Strategic Income

American Century Capital Appreciation

American Century Mid Cap Value

American Century Ultra

JPMorgan Mid Cap Value

JPMorgan Small Cap Core

All-Cap Opportunities

Equity Income

Health Sciences

Mid-Cap Growth

Moderate Allocation Portfolio

International Stock

3

Modern Woodmen of America Variable Annuity Account
Statement of Assets and Liabilities
December 31, 2025

	American Funds Insurance Series*

	Asset	Capital Income	Capital	Capital World	Global Small			Managed Risk	Managed Risk
	Allocation	Builder	World Bond	Growth and Inc	Capitalization	Growth	Growth-Income	Growth	Growth-Income	New World
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in shares of mutual funds, at fair value	$9,674,568	$13,576,793	$5,239,963	$31,752,520	$12,827,296	$146,798,801	$67,651,776	$8,078,956	$6,512,691	$11,366,704
Total assets	9,674,568	13,576,793	5,239,963	31,752,520	12,827,296	146,798,801	67,651,776	8,078,956	6,512,691	11,366,704

Liabilities	–	–	–	–	–	–	–	–	–	–
Net assets	$9,674,568	$13,576,793	$5,239,963	$31,752,520	$12,827,296	$146,798,801	$67,651,776	$8,078,956	$6,512,691	$11,366,704

Net assets
Accumulation units	$9,674,568	$13,576,793	$5,239,963	$31,752,520	$12,827,296	$146,798,801	$67,651,776	$8,078,956	$6,512,691	$11,366,704
Contracts in annuitization period	–	–	–	–	–	–	–	–	–	–
Total net assets	$9,674,568	$13,576,793	$5,239,963	$31,752,520	$12,827,296	$146,798,801	$67,651,776	$8,078,956	$6,512,691	$11,366,704

Investments in shares of mutual funds, at cost	$8,908,135	$10,911,420	$5,712,384	$25,154,507	$13,539,007	$108,484,816	$56,580,079	$7,231,270	$5,808,323	$9,687,712
Shares of mutual funds owned	357,655.01	936,976.75	518,295.02	1,721,937.07	631,575.40	1,057,628.25	1,020,696.68	566,546.67	433,890.12	350,067.89

Accumulation units outstanding	698,286.44	781,326.08	560,673.93	1,355,579.60	774,715.47	3,255,717.06	2,196,385.46	309,283.11	328,594.60	579,453.23
Accumulation unit value	$13.85	$17.38	$9.35	$23.42	$16.56	$45.09	$30.80	$26.12	$19.82	$19.62

Annuitized units outstanding	–	–	–	–	–	–	–	–	–	–
Annuitized unit value	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–

* Fund family name provided for clarity.  Please see Note 1.

See accompanying notes.

4

Modern Woodmen of America Variable Annuity Account
Statement of Assets and Liabilities (continued)
December 31, 2025

	American Funds				BNY Mellon Sustainable				Federated Hermes
	Insurance				U.S. Equity				Insurance Series
	Series*	BNY Mellon Variable Investment Fund*			Portfolio, Inc.*	Calvert Variable Trust, Inc.*			Fund*
							Russell 2000
	The Bond Fund		Growth and		Sustainable	NASDAQ	Small Cap	S&P MidCap	Quality
	of America	Appreciation	Income	Small Cap	U.S. Equity	100 Index	Index	400 Index	Bond
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in shares of mutual funds, at fair value	$17,162,370	$7,879,775	$8,422,176	$23,328,275	$5,478,280	$145,117,181	$40,227,259	$31,789,911	$23,964,658
Total assets	17,162,370	7,879,775	8,422,176	23,328,275	5,478,280	145,117,181	40,227,259	31,789,911	23,964,658

Liabilities	–	–	–	–	–	–	–	–	–
Net assets	$17,162,370	$7,879,775	$8,422,176	$23,328,275	$5,478,280	$145,117,181	$40,227,259	$31,789,911	$23,964,658

Net assets
Accumulation units	$17,162,370	$7,879,775	$8,422,176	$23,328,275	$5,478,280	$145,092,474	$40,224,380	$31,789,911	$23,964,658
Contracts in annuitization period	–	–	–	–	–	24,707	2,879	–	–
Total net assets	$17,162,370	$7,879,775	$8,422,176	$23,328,275	$5,478,280	$145,117,181	$40,227,259	$31,789,911	$23,964,658

Investments in shares of mutual funds, at cost	$17,041,506	$8,273,021	$6,856,712	$20,790,604	$4,171,550	$81,029,111	$35,136,663	$29,159,294	$24,190,895
Shares of mutual funds owned	1,802,769.97	234,029.55	211,718.86	486,005.74	95,908.27	732,989.10	443,911.49	249,469.60	2,265,090.53

Accumulation units outstanding	1,799,515.97	129,405.29	132,796.76	811,990.40	83,346.68	925,483.24	839,761.53	517,259.64	1,929,428.04
Accumulation unit value	$9.54	$60.89	$63.42	$28.73	$65.73	$156.77	$47.90	$61.46	$12.42

Annuitized units outstanding	–	–	–	–	–	157.59	60.10	–	–
Annuitized unit value	$–	$–	$–	$–	$–	$156.77	$47.90	$–	$–

* Fund family name provided for clarity.  Please see Note 1.

See accompanying notes.

5

Modern Woodmen of America Variable Annuity Account
Statement of Assets and Liabilities (continued)
December 31, 2025

	Federated Hermes
	Insurance Series Fund*		Fidelity® Variable Insurance Products Funds*

	Government	Managed				Freedom	Freedom	Freedom	Freedom	Freedom
	Money	Volatility	Balanced	Contrafund	Energy	2015	2020	2025	2030	2035
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in shares of mutual funds, at fair value	$8,418,347	$12,633,553	$10,209,726	$146,672,645	$10,953,671	$1,268,512	$7,012,235	$12,618,642	$26,858,444	$17,217,171
Total assets	8,418,347	12,633,553	10,209,726	146,672,645	10,953,671	1,268,512	7,012,235	12,618,642	26,858,444	17,217,171

Liabilities	–	–	–	–	–	–	–	–	–	–
Net assets	$8,418,347	$12,633,553	$10,209,726	$146,672,645	$10,953,671	$1,268,512	$7,012,235	$12,618,642	$26,858,444	$17,217,171

Net assets
Accumulation units	$8,418,347	$12,633,553	$10,209,726	$146,672,645	$10,953,671	$1,268,512	$7,012,235	$12,618,642	$26,858,444	$17,217,171
Contracts in annuitization period	–	–	–	–	–	–	–	–	–	–
Total net assets	$8,418,347	$12,633,553	$10,209,726	$146,672,645	$10,953,671	$1,268,512	$7,012,235	$12,618,642	$26,858,444	$17,217,171

Investments in shares of mutual funds, at cost	$8,418,347	$11,911,638	$8,783,413	$115,716,534	$9,697,233	$1,236,661	$7,154,674	$11,590,370	$23,672,157	$14,797,771
Shares of mutual funds owned	8,418,346.85	1,214,764.75	401,168.01	2,449,033.98	404,194.50	105,885.80	528,826.18	731,515.50	1,519,142.78	570,861.11

Accumulation units outstanding	842,658.80	368,460.19	731,620.93	1,530,473.90	829,926.98	54,399.90	272,036.02	441,905.00	890,090.73	813,541.63
Accumulation unit value	$9.99	$34.29	$13.95	$95.83	$13.20	$23.32	$25.78	$28.56	$30.17	$21.16

Annuitized units outstanding	–	–	–	–	–	–	–	–	–	–
Annuitized unit value	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–

* Fund family name provided for clarity.  Please see Note 1.

See accompanying notes.

6

Modern Woodmen of America Variable Annuity Account
Statement of Assets and Liabilities (continued)
December 31, 2025

		Fidelity® Variable Insurance Products Funds*

	Freedom	Freedom	Freedom	Freedom	Freedom	Freedom		Growth	High	Index
	2040	2045	2050	2055	2060	2065	Growth	& Income	Income	500	Mid-Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in shares of mutual funds, at fair value	$9,903,953	$7,198,450	$8,492,909	$1,597,148	$514,736	$575,353	$68,276,349	$21,356,436	$27,358,970	$143,581,234	$32,508,663
Total assets	9,903,953	7,198,450	8,492,909	1,597,148	514,736	575,353	68,276,349	21,356,436	27,358,970	143,581,234	32,508,663

Liabilities	–	–	–	–	–	–	–	–	–	–	–
Net assets	$9,903,953	$7,198,450	$8,492,909	$1,597,148	$514,736	$575,353	$68,276,349	$21,356,436	$27,358,970	$143,581,234	$32,508,663

Net assets
Accumulation units	$9,903,953	$7,198,450	$8,492,909	$1,597,148	$514,736	$575,353	$68,276,349	$21,356,436	$27,348,873	$143,581,234	$32,508,663
Contracts in annuitization period	–	–	–	–	–	–	–	–	10,097	–	–
Total net assets	$9,903,953	$7,198,450	$8,492,909	$1,597,148	$514,736	$575,353	$68,276,349	$21,356,436	$27,358,970	$143,581,234	$32,508,663

Investments in shares of mutual funds, at cost	$8,174,540	$5,869,527	$6,962,779	$1,414,979	$434,653	$498,949	$65,921,035	$16,928,177	$28,613,419	$81,155,768	$32,206,124
Shares of mutual funds owned	332,570.61	234,630.04	306,824.76	102,578.55	33,819.69	37,902.05	698,693.71	640,372.89	5,934,700.73	217,504.48	924,329.34

Accumulation units outstanding	432,227.91	308,078.79	363,729.85	114,766.26	36,953.32	41,323.19	604,316.23	340,782.67	862,499.09	2,037,834.24	478,075.91
Accumulation unit value	$22.91	$23.37	$23.35	$13.92	$13.93	$13.92	$112.98	$62.67	$31.71	$70.46	$68.00

Annuitized units outstanding	–	–	–	–	–	–	–	–	318.43	–	–
Annuitized unit value	$–	$–	$–	$–	$–	$–	$–	$–	$31.71	$–	$–

* Fund family name provided for clarity.  Please see Note 1.

See accompanying notes.

7

Modern Woodmen of America Variable Annuity Account
Statement of Assets and Liabilities (continued)
December 31, 2025

	Fidelity® Variable Insurance Products Funds*				Franklin Templeton Variable Insurance Products Trust*

		Real	Strategic				Rising	Small Cap	Small-Mid
	Overseas	Estate	Income	Technology	DynaTech	Income	Dividends	Value	Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in shares of mutual funds, at fair value	$12,671,225	$13,270,513	$1,994,290	$28,507,267	$24,829,053	$19,742,105	$18,257,209	$4,287,654	$4,522,510
Total assets	12,671,225	13,270,513	1,994,290	28,507,267	24,829,053	19,742,105	18,257,209	4,287,654	4,522,510

Liabilities	–	–	–	–
Net assets	$12,671,225	$13,270,513	$1,994,290	$28,507,267	$24,829,053	$19,742,105	$18,257,209	$4,287,654	$4,522,510

Net assets
Accumulation units	$12,671,225	$13,265,216	$1,994,290	$28,507,267	$24,829,053	$19,742,105	$18,257,209	$4,287,654	$4,522,510
Contracts in annuitization period	–	5,297	–	–	–	–	–	–	–
Total net assets	$12,671,225	$13,270,513	$1,994,290	$28,507,267	$24,829,053	$19,742,105	$18,257,209	$4,287,654	$4,522,510

Investments in shares of mutual funds, at cost	$11,455,253	$13,543,924	$1,909,325	$21,754,624	$16,155,203	$18,837,824	$17,860,756	$3,972,297	$4,036,152
Shares of mutual funds owned	460,436.95	743,862.81	180,152.67	599,648.03	3,773,412.24	1,302,249.65	615,965.21	309,131.48	242,493.85

Accumulation units outstanding	321,235.09	770,064.82	187,057.41	1,449,064.04	1,780,482.31	1,526,943.69	1,243,914.63	349,092.17	482,283.30
Accumulation unit value	$39.45	$17.23	$10.66	$19.67	$13.95	$12.93	$14.68	$12.28	$9.38

Annuitized units outstanding	–	307.51	–	–	–	–	–	–	–
Annuitized unit value	$–	$17.23	$–	$–	$–	$–	$–	$–	$–

* Fund family name provided for clarity.  Please see Note 1.

See accompanying notes.

8

Modern Woodmen of America Variable Annuity Account
Statement of Assets and Liabilities (continued)
December 31, 2025

	Franklin Templeton
	Variable Insurance	Lincoln Variable
	Products Trust*	Insurance Products Trust*					T. Rowe Price Equity Series, Inc.*
		American Century	American	American		JPMorgan
	Strategic	Capital	Century	Century	JPMorgan	Small Cap	All-Cap	Equity	Health
	Income	Appreciation	Mid Cap Value	Ultra	Mid Cap Value	Core	Opportunities	Income	Sciences
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investments in shares of mutual funds, at fair value	$1,796,647	$23,278,330	$13,487,954	$28,782,696	$24,153,320	$30,631,463	$99,288,065	$21,038,745	$33,359,184
Total assets	1,796,647	23,278,330	13,487,954	28,782,696	24,153,320	30,631,463	99,288,065	21,038,745	33,359,184

Liabilities		–	–	–	–	–	–	–	–
Net assets	$1,796,647	$23,278,330	$13,487,954	$28,782,696	$24,153,320	$30,631,463	$99,288,065	$21,038,745	$33,359,184

Net assets
Accumulation units	$1,796,647	$23,278,330	$13,487,954	$28,782,696	$24,153,320	$30,631,463	$99,288,065	$21,038,745	$33,359,184
Contracts in annuitization period	–	–	–	–	–	–	–	–	–
Total net assets	$1,796,647	$23,278,330	$13,487,954	$28,782,696	$24,153,320	$30,631,463	$99,288,065	$21,038,745	$33,359,184

Investments in shares of mutual funds, at cost	$1,746,741	$23,369,490	$14,171,910	$23,060,953	$27,219,335	$28,714,493	$91,612,665	$20,032,827	$30,945,666
Shares of mutual funds owned	196,785.02	1,535,509.87	697,087.93	913,852.44	2,680,128.69	1,395,765.19	2,503,481.22	727,732.43	570,535.04

Accumulation units outstanding	175,093.14	419,663.40	326,751.99	361,085.75	386,717.95	511,384.51	774,393.97	492,971.24	1,635,950.71
Accumulation unit value	$10.26	$55.47	$41.28	$79.71	$62.46	$59.90	$128.21	$42.68	$20.39

Annuitized units outstanding	–	–	–	–	–	–	–	–	–
Annuitized unit value	$–	$–	$–	$–	$–	$–	$–	$–	$–

* Fund family name provided for clarity.  Please see Note 1.

See accompanying notes.

9

Modern Woodmen of America Variable Annuity Account
Statement of Assets and Liabilities (continued)
December 31, 2025

			T. Rowe Price
	T. Rowe Price		International
	Equity Series, Inc.*		Series, Inc.*

	Mid-Cap	Moderate	International
	Growth	Allocation Portfolio	Stock
	Subaccount	Subaccount	Subaccount
Assets
Investments in shares of mutual funds, at fair value	$99,348,874	$41,673,217	$9,578,001
Total assets	99,348,874	41,673,217	9,578,001

Liabilities	–	–	–
Net assets	$99,348,874	$41,673,217	$9,578,001

Net assets
Accumulation units	$99,330,510	$41,673,217	$9,575,199
Contracts in annuitization period	18,364	–	2,802
Total net assets	$99,348,874	$41,673,217	$9,578,001

Investments in shares of mutual funds, at cost	$109,520,969	$39,258,563	$9,104,424
Shares of mutual funds owned	3,791,941.76	1,857,923.17	602,390.01

Accumulation units outstanding	1,056,185.94	1,098,730.62	343,057.90
Accumulation unit value	$94.05	$37.93	$27.91

Annuitized units outstanding	195.27	–	100.38
Annuitized unit value	$94.05	$–	$27.91

* Fund family name provided for clarity.  Please see Note 1.

See accompanying notes.

10

Modern Woodmen of America Variable Annuity Account

Statement of Operations

December 31, 2025

	American Funds Insurance Series*
		Capital	Capital	Capital	Global
	Asset	Income	World	World Growth	Small		Growth-	Managed	Managed Risk	New
	Allocation	Builder	Bond	and Income	Capitalization	Growth	Income	Risk Growth	Growth-Income	World
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Income:
Dividends	$226,307	$395,750	$152,098	$478,378	$64,034	$1,422,496	$1,136,813	$138,080	$147,191	$170,813
Expenses:
Mortality and expense risk	(111,639)	(167,769)	(72,374)	(396,734)	(170,715)	(1,726,513)	(842,645)	(104,028)	(88,416)	(139,554)
Net investment income (loss)	114,668	227,981	79,724	81,644	(106,681)	(304,017)	294,168	34,052	58,775	31,259

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(53,049)	392,718	(218,488)	381,185	(470,203)	2,003,521	1,087,940	(21,717)	66,137	329,903
Realized gain distributions	493,932	–	–	1,023,147	256,334	8,365,490	9,414,023	302,552	242,085	362,134
Total realized gain (loss) on investments	440,883	392,718	(218,488)	1,404,332	(213,869)	10,369,011	10,501,963	280,835	308,222	692,037

Change in unrealized appreciation/(depreciation) of investments	537,884	1,453,282	531,493	4,566,708	1,867,889	11,515,894	(1,371,836)	555,311	257,506	1,632,577
Net increase (decrease) in net assets from operations	$1,093,435	$2,073,981	$392,729	$6,052,684	$1,547,339	$21,580,888	$9,424,295	$870,198	$624,503	$2,355,873

* Fund family name provided for clarity.  Please see Note 1.

See accompanying notes.

11

Modern Woodmen of America Variable Annuity Account

Statement of Operations (continued)

December 31, 2025

	American Funds				BNY Mellon Sustainable				Federated Hermes
	Insurance	BNY Mellon Variable			U.S. Equity				Insurance
	Series*	Investment Fund*			Portfolio, Inc.*	Calvert Variable Trust, Inc.*			Series Fund*
	The Bond						Russell 2000
	Fund of		Growth and		Sustainable	NASDAQ	Small Cap	S&P MidCap	Quality
	America	Appreciation	Income	Small Cap	U.S. Equity	100 Index	Index	400 Index	Bond
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Income:
Dividends	$779,056	$28,519	$132,388	$148,613	$3,051	$382,976	$888,871	$856,123	$868,845
Expenses:
Mortality and expense risk	(269,042)	(108,058)	(113,602)	(311,143)	(72,358)	(1,796,535)	(520,250)	(418,573)	(344,428)
Net investment income (loss)	510,014	(79,539)	18,786	(162,530)	(69,307)	(1,413,559)	368,621	437,550	524,417

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(107,182)	(145,896)	328,022	(398,918)	227,837	4,743,240	(52,826)	259,251	(518,815)
Realized gain distributions	–	1,168,275	578,374	–	438,755	2,108,376	1,626,098	1,486,630	–
Total realized gain (loss) on investments	(107,182)	1,022,379	906,396	(398,918)	666,592	6,851,616	1,573,272	1,745,881	(518,815)

Change in unrealized appreciation/(depreciation) of investments	735,619	(292,997)	267,794	2,608,563	80,177	17,309,413	2,050,389	(461,476)	1,339,341
Net increase (decrease) in net assets from operations	$1,138,451	$649,843	$1,192,976	$2,047,115	$677,462	$22,747,470	$3,992,282	$1,721,955	$1,344,943

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

12

Modern Woodmen of America Variable Annuity Account

Statement of Operations (continued)

December 31, 2025

	Federated Hermes
	Insurance Series Fund*		Fidelity® Variable Insurance Products Funds*

	Government	Managed				Freedom	Freedom	Freedom	Freedom	Freedom	Freedom
	Money	Volatility	Balanced	Contrafund	Energy	2015	2020	2025	2030	2035	2040
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Income:
Dividends	$350,930	$550,718	$148,412	$429,139	$211,397	$40,197	$193,903	$333,054	$648,096	$391,050	$192,607
Expenses:
Mortality and expense risk	(132,621)	(176,715)	(122,048)	(1,808,263)	(150,863)	(19,411)	(94,453)	(180,819)	(364,296)	(225,513)	(128,783)
Net investment income (loss)	218,309	374,003	26,364	(1,379,124)	60,534	20,786	99,450	152,235	283,800	165,537	63,824

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	–	(108,753)	77,818	3,276,211	446,439	(94,065)	(39,083)	395,924	366,764	357,219	246,305
Realized gain distributions	–	50,640	418,040	21,275,576	–	54,773	350,739	441,551	1,132,829	835,918	592,949
Total realized gain (loss) on investments	–	(58,113)	495,858	24,551,787	446,439	(39,292)	311,656	837,475	1,499,593	1,193,137	839,254

Change in unrealized appreciation/(depreciation) of investments	–	354,077	610,155	688,853	405,968	157,866	341,307	593,240	1,611,826	908,818	566,035
Net increase (decrease) in net assets from operations	$218,309	$669,967	$1,132,377	$23,861,516	$912,941	$139,360	$752,413	$1,582,950	$3,395,219	$2,267,492	$1,469,113

* Fund family name provided for clarity.  Please see Note 1.

See accompanying notes.

13

Modern Woodmen of America Variable Annuity Account

Statement of Operations (continued)

December 31, 2025

	Fidelity® Variable Insurance Products Funds*

	Freedom	Freedom	Freedom	Freedom	Freedom		Growth &		Index
	2045	2050	2055	2060	2065	Growth	Income	High Income	500	Mid-Cap	Overseas
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Income:
Dividends	$119,191	$138,984	$23,874	$8,961	$9,238	$286,024	$380,845	$1,777,656	$1,704,494	$244,825	$196,510
Expenses:
Mortality and expense risk	(89,881)	(107,229)	(13,204)	(6,010)	(6,721)	(853,841)	(265,450)	(378,650)	(1,779,693)	(429,056)	(168,749)
Net investment income (loss)	29,310	31,755	10,670	2,951	2,517	(567,817)	115,395	1,399,006	(75,199)	(184,231)	27,761

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	68,865	107,940	8,260	906	22,200	1,504,245	973,095	(381,700)	4,709,889	91,007	481,657
Realized gain distributions	392,470	468,730	47,176	26,549	27,798	8,170,545	1,766,743	–	466,253	3,512,147	1,092,517
Total realized gain (loss) on investments	461,335	576,670	55,436	27,455	49,998	9,674,790	2,739,838	(381,700)	5,176,142	3,603,154	1,574,174

Change in unrealized appreciation/(depreciation) of investments	586,768	670,595	91,019	41,597	37,123	(1,353,241)	675,554	1,272,623	14,545,222	(436,800)	403,071
Net increase (decrease) in net assets from operations	$1,077,413	$1,279,020	$157,125	$72,003	$89,638	$7,753,732	$3,530,787	$2,289,929	$19,646,165	$2,982,123	$2,005,006

* Fund family name provided for clarity. Please see Note 1.

See accompanying notes.

14

Modern Woodmen of America Variable Annuity Account

Statement of Operations (continued)

December 31, 2025

	Fidelity® Variable Insurance									Lincoln Variable
	Products Funds*			Franklin Templeton Variable Insurance Products Trust*						Insurance Products Trust*
										American	American
	Real	Strategic				Rising	Small Cap	Small-Mid	Strategic	Century Capital	Century Mid
	Estate	Income	Techonology	DynaTech	Income	Dividends	Value	Cap Growth	Income	Appreciation	Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Income:
Dividends	$276,395	$73,208	$556,170	$–	$944,136	$207,551	$80,054	$–	$94,912	$801,986	$600,292
Expenses:
Mortality and expense risk	(195,073)	(28,139)	(311,179)	(292,557)	(244,386)	(228,630)	(55,404)	(65,274)	(26,591)	(318,343)	(188,673)
Net investment income (loss)	81,322	45,069	244,991	(292,557)	699,750	(21,079)	24,651	(65,274)	68,321	483,643	411,619

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(113,419)	(43,084)	904,674	(72,464)	(186,109)	(191,871)	(131,984)	123,965	(50,909)	169,025	130,838
Realized gain distributions	–	–	950,779	–	111,517	1,473,509	311,758	214,069	–	2,957,180	750,578
Total realized gain (loss) on investments	(113,419)	(43,084)	1,855,453	(72,464)	(74,592)	1,281,638	179,775	338,034	(50,909)	3,126,205	881,416

Change in unrealized appreciation/(depreciation) of investments	267,640	134,820	2,557,264	3,745,073	1,223,200	402,006	68,740	(196,270)	88,735	(2,543,584)	(310,379)
Net increase (decrease) in net assets from operations	$235,543	$136,805	$4,657,707	$3,380,051	$1,848,358	$1,662,565	$273,165	$76,490	$106,147	$1,066,264	$982,656

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

15

Modern Woodmen of America Variable Annuity Account

Statement of Operations (continued)

December 31, 2025

									T. Rowe Price
	Lincoln Variable								International
	Insurance Products Trust*			T. Rowe Price Equity Series, Inc.*					Series, Inc.*
	American	JPMorgan	JPMorgan					Moderate
	Century	Mid Cap	Small Cap	All-Cap	Equity	Health	Mid-Cap	Allocation	International
	Ultra	Value	Core	Opportunities	Income	Sciences	Growth	Portfolio	Stock
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Income:
Dividends	$38,960	$268,152	$390,406	$1,387,498	$344,461	$–	$–	$933,994	$178,987
Expenses:
Mortality and expense risk	(379,944)	(340,698)	(410,209)	(1,267,516)	(282,330)	(445,050)	(1,388,656)	(567,624)	(129,433)
Net investment income (loss)	(340,984)	(72,546)	(19,803)	119,982	62,131	(445,050)	(1,388,656)	366,371	49,553

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,353,615	(582,810)	(688,690)	1,920,656	400,017	1,041,516	(124,442)	251,050	13,073
Realized gain distributions	2,277,548	2,623,597	2,198,086	9,484,832	1,982,726	1,124,498	12,592,998	1,771,117	786,124
Total realized gain (loss) on investments	3,631,163	2,040,787	1,509,397	11,405,488	2,382,743	2,166,014	12,468,556	2,022,167	799,197

Change in unrealized appreciation/(depreciation) of investments	(330,617)	(1,183,305)	1,032,837	1,181,669	24,621	3,092,311	(8,999,976)	2,578,760	577,617
Net increase (decrease) in net assets from operations	$2,959,562	$784,936	$2,522,431	$12,707,139	$2,469,495	$4,813,275	$2,079,925	$4,967,298	$1,426,367

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

16

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets

December 31, 2025

	American Funds Insurance Series*
	Asset Allocation		Capital Income Builder		Capital World Bond		Capital World Growth		Global Small
	Subaccount		Subaccount		Subaccount		and Income Subaccount		Capitalization Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets from operations:
Net investment income (loss)	$114,668	$58,035	$227,981	$245,705	$79,724	$38,212	$81,644	$134,297	$(106,681)	$134,453
Net realized gain (loss) on investments	440,883	175,678	392,718	328,202	(218,488)	(196,209)	1,404,332	39,715	(213,869)	(300,630)
Change in unrealized appreciation (depreciation) of investments	537,884	429,306	1,453,282	379,085	531,493	(83,655)	4,566,708	2,802,978	1,867,889	326,286
Net increase (decrease) in net assets from operations	1,093,435	663,019	2,073,981	952,992	392,729	(241,652)	6,052,684	2,976,990	1,547,339	160,109

Certificate transactions:
Transfers of net premiums	660,673	2,276,092	515,736	265,671	224,192	177,038	1,456,375	1,241,423	776,408	478,057
Transfers of surrenders and death benefits	(422,360)	(356,005)	(1,037,732)	(1,251,816)	(713,052)	(697,457)	(2,342,749)	(2,049,260)	(1,203,673)	(1,071,186)
Transfers of administrative and other charges	(1,096)	(1,012)	(1,629)	(1,551)	(1,587)	(1,734)	(6,560)	(6,553)	(3,481)	(3,830)
Transfers between subaccounts, including
Declared Interest Option account	1,681,784	512,519	1,089,307	(65,290)	147,007	299,594	680,629	5,802	(271,926)	(487,750)
Net increase (decrease) in net assets from certificate transactions	1,919,001	2,431,594	565,682	(1,052,986)	(343,440)	(222,559)	(212,305)	(808,588)	(702,672)	(1,084,709)
Total increase (decrease) in net assets	3,012,436	3,094,613	2,639,663	(99,994)	49,289	(464,211)	5,840,379	2,168,402	844,667	(924,600)

Net assets at beginning of period	6,662,132	3,567,519	10,937,130	11,037,124	5,190,674	5,654,885	25,912,141	23,743,739	11,982,629	12,907,229
Net assets at end of period	$9,674,568	$6,662,132	$13,576,793	$10,937,130	$5,239,963	$5,190,674	$31,752,520	$25,912,141	$12,827,296	$11,982,629

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

17

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets (continued)

December 31, 2025

	American Funds Insurance Series*
	Growth		Growth-Income		Managed Risk Growth		Managed Risk Growth-		New World
	Subaccount		Subaccount		Subaccount		Income Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(304,017)	$(934,253)	$294,168	$(81,558)	$34,052	$(46,044)	$58,775	$17,158	$31,259	$18,668
Net realized gain (loss) on investments	10,369,011	3,930,225	10,501,963	3,121,095	280,835	(98,480)	308,222	137,878	692,037	159,699
Change in unrealized appreciation (depreciation) of investments	11,515,894	20,754,097	(1,371,836)	7,060,739	555,311	1,472,028	257,506	710,471	1,632,577	329,465
Net increase (decrease) in net assets from operations	21,580,888	23,750,069	9,424,295	10,100,276	870,198	1,327,504	624,503	865,507	2,355,873	507,832

Certificate transactions:
Transfers of net premiums	18,330,965	10,802,906	4,843,513	3,592,095	399,719	329,649	241,874	220,661	659,713	431,162
Transfers of surrenders and death benefits	(10,475,568)	(8,852,536)	(5,306,867)	(4,644,055)	(594,200)	(783,644)	(487,544)	(502,811)	(1,015,376)	(967,635)
Transfers of administrative and other charges	(28,716)	(23,758)	(10,335)	(10,071)	(1,179)	(1,217)	(945)	(1,057)	(2,584)	(2,717)
Transfers between subaccounts, including Declared Interest Option account	9,871,948	2,476,485	3,752,954	951,747	254,116	(7,560)	107,320	149,385	219,932	(278,563)
Net increase (decrease) in net assets from certificate transactions	17,698,629	4,403,097	3,279,265	(110,284)	58,456	(462,772)	(139,295)	(133,822)	(138,315)	(817,753)
Total increase (decrease) in net assets	39,279,517	28,153,166	12,703,560	9,989,992	928,654	864,732	485,208	731,685	2,217,558	(309,921)

Net assets at beginning of period	107,519,284	79,366,118	54,948,216	44,958,224	7,150,302	6,285,570	6,027,483	5,295,798	9,149,146	9,459,067
Net assets at end of period	$146,798,801	$107,519,284	$67,651,776	$54,948,216	$8,078,956	$7,150,302	$6,512,691	$6,027,483	$11,366,704	$9,149,146

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

18

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets (continued)

December 31, 2025

	American Funds				BNY Mellon Variable
	Insurance Series*				Investment Fund*
	The Bond Fund of America		Appreciation		Growth and		Small
	Subaccount		Subaccount		Income Subaccount		Cap Subaccount
	Year Ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
	2025	2024	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets from operations:
Net investment income (loss)	$510,014	$629,225	$(79,539)	$(77,146)	$18,786	$(66,469)	$(162,530)	$(163,140)
Net realized gain (loss) on investments	(107,182)	(492,382)	1,022,379	532,104	906,396	528,665	(398,918)	(609,015)
Change in unrealized appreciation (depreciation) of investments	735,619	(102,228)	(292,997)	377,302	267,794	991,804	2,608,563	1,498,873
Net increase (decrease) in net assets from operations	1,138,451	34,615	649,843	832,260	1,192,976	1,454,000	$2,047,115	$726,718

Certificate transactions:
Transfers of net premiums	562,477	1,587,450	193,005	316,374	727,588	131,650	1,444,250	953,203
Transfers of surrenders and death benefits	(5,921,952)	(2,649,386)	(720,898)	(648,467)	(1,191,600)	(614,286)	(2,211,390)	(1,931,938)
Transfers of administrative and other charges	(2,144)	(2,291)	(1,631)	(1,917)	(1,408)	(1,474)	(6,486)	(7,063)
Transfers between subaccounts, including Declared Interest Option account	(307,655)	3,398,851	(80,488)	(99,583)	(214,451)	(211,424)	(405,685)	(640,906)
Net increase (decrease) in net assets from certificate transactions	(5,669,274)	2,334,624	(610,012)	(433,593)	(679,871)	(695,534)	(1,179,311)	(1,626,704)
Total increase (decrease) in net assets	(4,530,823)	2,369,239	39,831	398,667	513,105	758,466	$867,804	$(899,986)

Net assets at beginning of period	21,693,193	19,323,954	7,839,944	7,441,277	7,909,071	7,150,605	22,460,471	23,360,457
Net assets at end of period	$17,162,370	$21,693,193	$7,879,775	$7,839,944	$8,422,176	$7,909,071	$23,328,275	$22,460,471

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

19

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets (continued)

December 31, 2025

	BNY Mellon Sustainable
	U.S. Equity Portfolio, Inc.*		Calvert Variable Trust, Inc.*
	Sustainable		NASDAQ 100		Russell 2000 Small Cap		S&P MidCap 400
	U.S. Equity Subaccount		Index Subaccount		Index Subaccount		Index Subaccount
	Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
	2025	2024	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(69,307)	$(49,796)	$(1,413,559)	$(223,927)	$368,621	$(61,451)	$437,550	$27,955
Net realized gain (loss) on investments	666,592	321,179	6,851,616	12,447,019	1,573,272	641,809	1,745,881	1,444,448
Change in unrealized appreciation (depreciation) of investments	80,177	689,241	17,309,413	10,977,353	2,050,389	2,782,267	(461,476)	1,709,325
Net increase (decrease) in net assets from operations	$677,462	$960,624	$22,747,470	$23,200,445	$3,992,282	$3,362,625	1,721,955	3,181,728

Certificate transactions:
Transfers of net premiums	171,095	214,025	8,810,525	7,329,346	2,679,652	1,951,491	2,368,719	2,152,395
Transfers of surrenders and death benefits	(448,761)	(398,264)	(10,997,713)	(10,832,598)	(3,427,471)	(3,055,575)	(2,899,841)	(2,173,789)
Transfers of administrative and other charges	(1,056)	(1,166)	(25,549)	(25,638)	(9,678)	(10,605)	(6,990)	(7,622)
Transfers between subaccounts, including Declared Interest Option account	(113,516)	93,543	3,541,192	1,450,424	(922,388)	313,706	603,790	198,834
Net increase (decrease) in net assets from certificate transactions	(392,238)	(91,862)	1,328,455	(2,078,466)	(1,679,885)	(800,983)	65,678	169,818
Total increase (decrease) in net assets	$285,224	$868,762	24,075,925	21,121,979	2,312,397	2,561,642	1,787,633	3,351,546

Net assets at beginning of period	5,193,056	4,324,294	121,041,256	99,919,277	37,914,862	35,353,220	30,002,278	26,650,732
Net assets at end of period	$5,478,280	$5,193,056	$145,117,181	$121,041,256	$40,227,259	$37,914,862	$31,789,911	$30,002,278

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

20

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets (continued)

December 31, 2025

							Fidelity Variable
	Federated Hermes Insurance Series*						Insurance Products Fund*
	Quality Bond		Government Money		Managed Volatility		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2025	2024	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets from operations:
Net investment income (loss)	$524,417	$412,592	$218,309	$305,941	$374,003	$116,958	$26,364	$54,653
Net realized gain (loss) on investments	(518,815)	(421,293)	-	-	(58,113)	(160,652)	495,858	69,815
Change in unrealized appreciation (depreciation) of investments	1,339,341	634,618	-	-	354,077	1,817,031	610,155	654,362
Net increase (decrease) in net assets from operations	$1,344,943	$625,917	$218,309	$305,941	$669,967	$1,773,337	1,132,377	778,830

Certificate transactions:
Transfers of net premiums	567,286	1,690,369	1,180,971	884,766	568,157	364,149	1,158,697	1,293,046
Transfers of surrenders and death benefits	(4,639,220)	(3,783,308)	(3,596,882)	(2,531,042)	(1,106,657)	(1,460,923)	(492,245)	(923,461)
Transfers of administrative and other charges	(4,725)	(5,420)	(1,555)	(1,806)	(2,695)	(2,993)	(961)	(859)
Transfers between subaccounts, including Declared Interest Option account	156,952	1,733,476	18,319	3,718,073	(1,039,645)	(418,875)	590,564	1,884,829
Net increase (decrease) in net assets from certificate transactions	(3,919,707)	(364,883)	(2,399,147)	2,069,991	(1,580,840)	(1,518,642)	1,256,055	2,253,555
Total increase (decrease) in net assets	$(2,574,764)	$261,034	(2,180,838)	2,375,932	(910,873)	254,695	2,388,432	3,032,385

Net assets at beginning of period	26,539,422	26,278,388	10,599,185	8,223,253	13,544,426	13,289,731	7,821,294	4,788,909
Net assets at end of period	$23,964,658	$26,539,422	$8,418,347	$10,599,185	$12,633,553	$13,544,426	$10,209,726	$7,821,294

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

21

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets (continued)

December 31, 2025

	Fidelity Variable Insurance Products Fund*
	Contrafund		Energy		Freedom 2015		Freedom 2020		Freedom 2025
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,379,124)	$(1,174,713)	$60,534	$78,068	$20,786	$32,291	$99,450	$127,363	$152,235	$162,043
Net realized gain (loss) on investments	24,551,787	16,116,444	446,439	1,321,226	(39,292)	9,061	311,656	117,128	837,475	120,261
Change in unrealized appreciation (depreciation) of investments	688,853	13,031,325	405,968	(1,026,418)	157,866	30,853	341,307	202,142	593,240	545,316
Net increase (decrease) in net assets from operations	23,861,516	27,973,056	912,941	372,876	139,360	72,205	752,413	446,633	1,582,950	827,620

Certificate transactions:
Transfers of net premiums	10,661,242	7,287,849	324,342	585,687	770,043	97,445	63,865	40,423	151,685	1,065,167
Transfers of surrenders and death benefits	(9,471,638)	(8,211,194)	(741,781)	(1,414,108)	(254,207)	(136,196)	(571,061)	(922,465)	(1,854,797)	(1,090,110)
Transfers of administrative and other charges	(22,727)	(21,689)	(2,530)	(3,190)	(386)	(486)	(1,194)	(1,393)	(2,314)	(2,830)
Transfers between subaccounts, including Declared Interest Option account	4,190,201	2,409,036	(404,197)	(955,361)	(824,468)	(50,569)	128,085	(210,581)	306,920	(22,990)
Net increase (decrease) in net assets from certificate transactions	5,357,078	1,464,002	(824,166)	(1,786,972)	(309,018)	(89,806)	(380,305)	(1,094,016)	(1,398,506)	(50,763)
Total increase (decrease) in net assets	29,218,594	29,437,058	88,775	(1,414,096)	(169,658)	(17,601)	372,108	(647,383)	184,444	776,857

Net assets at beginning of period	117,454,051	88,016,993	10,864,895	12,278,991	1,438,170	1,455,771	6,640,127	7,287,510	12,434,197	11,657,340
Net assets at end of period	$146,672,645	$117,454,051	$10,953,670	$10,864,895	$1,268,512	$1,438,170	$7,012,235	$6,640,127	$12,618,641	$12,434,197

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

22

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets (continued)

December 31, 2025

	Fidelity Variable Insurance Products Fund*
	Freedom 2030		Freedom 2035		Freedom 2040		Freedom 2045		Freedom 2050
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount
	Year ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31		Year Ended December 31
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets from operations:
Net investment income (loss)	$283,800	$260,215	$165,537	$129,716	$63,824	$40,277	$29,310	$15,608	$31,755	$16,547
Net realized gain (loss) on investments	1,499,593	472,023	1,193,137	378,571	839,254	178,654	461,335	217,185	576,670	346,759
Change in unrealized appreciation (depreciation) of investments	1,611,826	1,154,820	908,818	818,004	566,035	614,791	586,768	414,348	670,595	429,215
Net increase (decrease) in net assets from operations	3,395,219	1,887,058	2,267,492	1,326,291	1,469,113	833,722	1,077,413	647,141	1,279,020	792,521

Certificate transactions:
Transfers of net premiums	996,951	1,645,960	687,217	846,883	512,473	723,393	188,534	513,684	628,354	351,021
Transfers of surrenders and death benefits	(2,050,223)	(1,993,698)	(1,401,889)	(813,684)	(939,171)	(256,990)	(207,602)	(305,132)	(455,056)	(1,122,597)
Transfers of administrative and other charges	(7,862)	(8,651)	(3,638)	(3,961)	(2,994)	(3,153)	(2,909)	(3,076)	(6,194)	(6,629)
Transfers between subaccounts, including Declared Interest Option account	(437,013)	(266,543)	67,561	416,091	98,910	(66,484)	214,138	39,511	30,639	207,026
Net increase (decrease) in net assets from certificate transactions	(1,498,147)	(622,932)	(650,749)	445,329	(330,782)	396,766	192,161	244,987	197,743	(571,179)
Total increase (decrease) in net assets	1,897,072	1,264,126	1,616,743	1,771,620	1,138,331	1,230,488	1,269,574	892,128	1,476,763	221,342

Net assets at beginning of period	24,961,372	23,697,246	15,600,428	13,828,808	8,765,622	7,535,134	5,928,876	5,036,748	7,016,146	6,794,804
Net assets at end of period	$26,858,444	$24,961,372	$17,217,171	$15,600,428	$9,903,953	$8,765,622	$7,198,450	$5,928,876	$8,492,909	$7,016,146

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

23

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets (continued)

December 31, 2025

	Fidelity Variable Insurance Products Fund*
	Freedom 2055		Freedom 2060		Freedom 2065		Growth		Growth & Income
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount
	Year Ended December 31		Year Ended December 31		Year Ended December 31		Year ended December 31		Year ended December 31
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets from operations:
Net investment income (loss)	$10,670	$2,473	$2,951	$1,409	$2,517	$178	$(567,817)	$(334,448)	$115,395	$54,446
Net realized gain (loss) on investments	55,436	10,260	27,455	4,779	49,998	20,563	9,674,790	14,110,263	2,739,838	1,852,819
Change in unrealized appreciation (depreciation) of investments	91,019	54,114	41,597	22,121	37,123	15,917	(1,353,241)	(1,249,923)	675,554	1,297,960
Net increase (decrease) in net assets from operations	157,125	66,847	72,003	28,309	89,638	36,658	7,753,732	12,525,892	3,530,787	3,205,225

Certificate transactions:
Transfers of net premiums	774,700	160,482	83,228	107,281	108,926	101,731	4,506,364	4,681,662	1,463,149	630,656
Transfers of surrenders and death benefits	(48,288)	(19,534)	(904)	(28,350)	(10,396)	(41,524)	(5,953,426)	(6,180,844)	(2,572,860)	(2,249,662)
Transfers of administrative and other charges	(1,473)	(1,236)	(1,226)	(1,050)	(1,617)	(1,451)	(10,471)	(10,392)	(4,139)	(3,950)
Transfers between subaccounts, including Declared Interest Option account	13,522	41,504	1,746	37,935	26,910	(63,942)	5,013,721	888,827	1,279,790	212,243
Net increase (decrease) in net assets from certificate transactions	738,461	181,216	82,844	115,816	123,823	(5,186)	3,556,188	(620,747)	165,940	(1,410,713)
Total increase (decrease) in net assets	895,586	248,063	154,847	144,125	213,461	31,472	11,309,920	11,905,145	3,696,727	1,794,512

Net assets at beginning of period	701,562	453,499	359,889	215,764	361,892	330,420	56,966,429	45,061,284	17,659,709	15,865,197
Net assets at end of period	$1,597,148	$701,562	$514,736	$359,889	$575,353	$361,892	$68,276,349	$56,966,429	$21,356,436	$17,659,709

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

24

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets (continued)

December 31, 2025

	Fidelity Variable Insurance Products Fund*
	High Income		Index 500		Mid -Cap		Overseas		Real Estate
	Subaccount		Subaccount		Subaccount		Subaccount		Subaccount
	Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets from operations:
Net investment income (loss)	$1,399,006	$1,321,618	$(75,199)	$(25,583)	$(184,231)	$(84,226)	$27,761	$35,978	$81,322	$384,831
Net realized gain (loss) on investments	(381,700)	(450,557)	5,176,142	4,453,178	3,603,154	4,558,138	1,574,174	960,284	(113,419)	(339,915)
Change in unrealized appreciation (depreciation) of investments	1,272,623	964,057	14,545,222	17,374,935	(436,800)	(261,903)	403,071	(581,365)	267,640	664,201
Net increase (decrease) in net assets from operations	2,289,929	1,835,118	19,646,165	21,802,530	2,982,123	4,212,009	2,005,006	414,897	235,543	709,117

Certificate transactions:
Transfers of net premiums	959,820	835,713	12,460,644	12,070,261	1,168,079	1,379,383	657,449	673,350	519,256	474,321
Transfers of surrenders and death benefits	(2,672,990)	(2,509,859)	(11,291,979)	(9,414,618)	(2,663,188)	(2,290,815)	(1,151,949)	(1,100,318)	(1,156,842)	(1,692,067)
Transfers of administrative and other charges	(6,478)	(7,006)	(23,694)	(22,565)	(7,979)	(8,759)	(3,517)	(3,757)	(4,179)	(4,771)
Transfers between subaccounts, including Declared Interest Option account	(901,246)	1,586,372	3,864,264	2,456,075	(20,414)	114,876	144,900	(55,899)	(836,356)	(860,206)
Net increase (decrease) in net assets from certificate transactions	(2,620,894)	(94,780)	5,009,235	5,089,153	(1,523,502)	(805,315)	(353,117)	(486,624)	(1,478,121)	(2,082,723)
Total increase (decrease) in net assets	(330,965)	1,740,338	24,655,400	26,891,683	1,458,621	3,406,694	1,651,889	(71,727)	(1,242,578)	(1,373,606)

Net assets at beginning of period	27,689,935	25,949,597	118,925,835	92,034,152	31,050,041	27,643,347	11,019,336	11,091,063	14,513,091	15,886,697
Net assets at end of period	$27,358,970	$27,689,935	$143,581,235	$118,925,835	$32,508,662	$31,050,041	$12,671,225	$11,019,336	$13,270,513	$14,513,091

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

25

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets (continued)

December 31, 2025

	Fidelity Variable Insurance Products Fund*				Franklin Templeton Variable Insurance Products Trust*
	Strategic Income		Technology		DynaTech		Income
	Subaccount		Subaccount		Subaccount		Subaccount
	Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
	2025	2024	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets from operations:
Net investment income (loss)	$45,069	$50,865	$244,991	$46,329	$(292,557)	$(213,752)	$699,750	$551,813
Net realized gain (loss) on investments	(43,084)	(19,301)	1,855,453	409,088	(72,464)	(2,064,961)	(74,592)	(108,912)
Change in unrealized appreciation (depreciation) of investments	134,820	32,429	2,557,264	3,227,915	3,745,073	5,909,494	1,223,200	256,742
Net increase (decrease) in net assets from operations	136,805	63,993	4,657,707	3,683,332	3,380,051	3,630,781	1,848,358	699,643

Certificate transactions:
Transfers of net premiums	65,397	205,099	4,685,353	2,895,669	3,726,434	2,284,073	1,769,089	2,455,188
Transfers of surrenders and death benefits	(198,416)	(70,723)	(2,319,496)	(1,281,619)	(1,813,314)	(1,455,189)	(879,823)	(691,156)
Transfers of administrative and other charges	(175)	(194)	(4,684)	(3,316)	(5,039)	(4,117)	(1,427)	(1,369)
Transfers between subaccounts, including Declared Interest Option account	(106,774)	512,499	2,963,370	4,623,917	1,759,358	1,892,731	1,500,481	1,340,824
Net increase (decrease) in net assets from certificate transactions	(239,968)	646,681	5,324,543	6,234,651	3,667,439	2,717,498	2,388,320	3,103,487
Total increase (decrease) in net assets	(103,163)	710,674	9,982,250	9,917,983	7,047,490	6,348,279	4,236,678	3,803,130

Net assets at beginning of period	2,097,453	1,386,779	18,525,017	8,607,034	17,781,563	11,433,284	15,505,427	11,702,297
Net assets at end of period	$1,994,290	$2,097,453	$28,507,267	$18,525,017	$24,829,053	$17,781,563	$19,742,105	$15,505,427

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

26

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets (continued)

December 31, 2025

	Franklin Templeton Variable Insurance Products Trust*
	Rising Dividends		Small Cap Value		Small-Mid Cap Growth		Strategic Income
	Subaccount		Subaccount		Subaccount		Subaccount
	Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
	2025	2024	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(21,079)	$(22,131)	$24,651	$12,538	$(65,274)	$(56,745)	$68,320	$58,372
Net realized gain (loss) on investments	1,281,638	530,362	179,775	(36,708)	338,034	(179,823)	(50,909)	(36,089)
Change in unrealized appreciation (depreciation) of investments	402,006	673,434	68,740	343,143	(196,270)	608,033	88,735	26,613
Net increase (decrease) in net assets from operations	1,662,565	1,181,665	273,165	318,973	76,490	371,465	106,147	48,896

Certificate transactions:
Transfers of net premiums	2,324,205	2,108,226	569,206	501,604	370,536	707,124	100,554	87,333
Transfers of surrenders and death benefits	(666,999)	(641,397)	(423,988)	(227,273)	(325,209)	(272,527)	(259,218)	(102,969)
Transfers of administrative and other charges	(2,323)	(2,321)	(1,177)	(1,070)	(920)	(931)	(315)	(341)
Transfers between subaccounts, including Declared Interest Option account	(44,450)	666,153	306,668	178,886	(103,030)	568,848	(132,380)	270,244
Net increase (decrease) in net assets from certificate transactions	1,610,433	2,130,661	450,709	452,147	(58,623)	1,002,514	(291,359)	254,267
Total increase (decrease) in net assets	3,272,998	3,312,326	723,874	771,120	17,867	1,373,979	(185,213)	303,163

Net assets at beginning of period	14,984,211	11,671,885	3,563,780	2,792,660	4,504,643	3,130,664	1,981,860	1,678,697
Net assets at end of period	$18,257,209	$14,984,211	$4,287,654	$3,563,780	$4,522,510	$4,504,643	$1,796,648	$1,981,860

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

27

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets (continued)

December 31, 2025

	Lincoln Variable Insurance Products Trust*
	American Century Capital		American Century Mid Cap		American Century Ultra		JPMorgan Mid Cap Value		JPMorgan Small Cap Core
	Appreciation Subaccount		Value Subaccount		Subaccount		Subaccount		Subaccount
	Year ended December 31		Year Ended December 31		Year Ended December 31		Year ended December 31		Year ended December 31
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets from operations:
Net investment income (loss)	$483,643	$302,512	411,619	492,361	$(340,984)	$(50,274)	$(72,546)	$28,844	$(19,804)	$278,801
Net realized gain (loss) on investments	3,126,205	826,956	881,416	181,353	3,631,163	2,820,721	2,040,787	3,601,675	1,509,397	(531,095)
Change in unrealized appreciation (depreciation) of investments	(2,543,584)	3,058,618	(310,379)	313,592	(330,617)	3,111,978	(1,183,305)	(587,953)	1,032,837	3,199,723
Net increase (decrease) in net assets from operations	1,066,264	4,188,086	982,656	987,306	2,959,562	5,882,425	784,936	3,042,566	2,522,430	2,947,429

Certificate transactions:
Transfers of net premiums	1,219,931	877,415	515,677	446,742	1,420,239	945,409	1,074,299	987,856	1,325,586	1,276,967
Transfers of surrenders and death benefits	(1,679,503)	(1,662,911)	(1,207,199)	(1,260,976)	(2,811,234)	(3,035,488)	(2,420,556)	(2,857,539)	(2,908,863)	(2,694,336)
Transfers of administrative and other charges	(5,340)	(5,333)	(2,818)	(3,068)	(4,564)	(4,628)	(5,807)	(6,436)	(7,403)	(8,549)
Transfers between subaccounts, including Declared Interest Option account	658,948	293,053	(367,727)	(436,026)	(162,257)	736,068	(647,789)	(703,606)	(837,972)	(632,760)
Net increase (decrease) in net assets from certificate transactions	194,036	(497,776)	(1,062,067)	(1,253,328)	(1,557,816)	(1,358,639)	(1,999,853)	(2,579,725)	(2,428,652)	(2,058,678)
Total increase (decrease) in net assets	1,260,300	3,690,310	(79,411)	(266,022)	1,401,746	4,523,786	(1,214,917)	462,841	93,778	888,751

Net assets at beginning of period	22,018,030	18,327,720	13,567,365	13,833,387	27,380,950	22,857,164	25,368,237	24,905,396	30,537,685	29,648,934
Net assets at end of period	$23,278,330	$22,018,030	$13,487,954	$13,567,365	$28,782,696	$27,380,950	$24,153,320	$25,368,237	$30,631,463	$30,537,685

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

28

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets (continued)

December 31, 2025

	T. Rowe Price Equity Series, Inc.*
	All-Cap Opportunities		Equity Income		Health Sciences		Mid-Cap Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	Year ended December 31		Year ended December 31		Year Ended December 31		Year ended December 31
	2025	2024	2025	2024	2025	2024	2025	2024
Increase (decrease) in net assets from operations:
Net investment income (loss)	$119,981	$1,470,745	$62,130	$104,270	$(445,050)	$(535,865)	$(1,388,656)	$(1,431,459)
Net realized gain (loss) on investments	11,405,488	8,112,696	2,382,743	1,585,597	2,166,014	4,470,629	12,468,556	9,634,993
Change in unrealized appreciation (depreciation) of investments	1,181,669	6,512,191	24,621	289,620	3,092,311	(3,611,243)	(8,999,976)	(587,221)
Net increase (decrease) in net assets from operations	12,707,139	16,095,632	2,469,495	1,979,487	4,813,275	323,521	2,079,925	7,616,313

Certificate transactions:
Transfers of net premiums	6,072,803	5,793,632	811,966	365,602	1,275,004	1,299,097	5,974,834	7,213,065
Transfers of surrenders and death benefits	(8,244,576)	(7,277,958)	(1,711,236)	(2,323,847)	(3,273,182)	(3,425,991)	(8,478,816)	(8,238,965)
Transfers of administrative and other charges	(15,586)	(15,803)	(3,961)	(4,181)	(7,121)	(8,887)	(22,745)	(25,929)
Transfers between subaccounts, including Declared Interest Option account	4,127,098	865,605	107,705	(129,315)	(3,778,433)	(1,533,384)	(3,626,955)	(223,047)
Net increase (decrease) in net assets from certificate transactions	1,939,739	(634,524)	(795,526)	(2,091,741)	(5,783,732)	(3,669,165)	(6,153,682)	(1,274,876)
Total increase (decrease) in net assets	14,646,878	15,461,108	1,673,969	(112,254)	(970,457)	(3,345,644)	(4,073,757)	6,341,437

Net assets at beginning of period	84,641,187	69,180,079	19,364,777	19,477,031	34,329,641	37,675,285	103,422,632	97,081,195
Net assets at end of period	$99,288,065	$84,641,187	$21,038,746	$19,364,777	$33,359,184	$34,329,641	$99,348,875	$103,422,632

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

29

Modern Woodmen of America Variable Annuity Account

Statement of Changes in Net Assets (continued)

December 31, 2025

			T. Rowe Price International
	T. Rowe Price Equity Series, Inc.*		Series, Inc.*
	Moderate Allocation Portfolio		International Stock
	Subaccount		Subaccount
	Year ended December 31		Year ended December 31
	2025	2024	2025	2024
Increase (decrease) in net assets from operations:
Net investment income (loss)	$366,370	$551,109	$49,553	$(48,023)
Net realized gain (loss) on investments	2,022,167	863,540	799,197	123,165
Change in unrealized appreciation (depreciation) of investments	2,578,760	1,890,073	577,617	120,022
Net increase (decrease) in net assets from operations	4,967,297	3,304,722	1,426,367	195,164

Certificate transactions:
Transfers of net premiums	2,362,531	1,572,998	451,414	269,105
Transfers of surrenders and death benefits	(5,139,496)	(3,988,858)	(802,487)	(954,216)
Transfers of administrative and other charges	(6,499)	(7,160)	(2,215)	(2,321)
Transfers between subaccounts, including Declared Interest Option account	(510,550)	(70,141)	(417,138)	(363,021)
Net increase (decrease) in net assets from certificate transactions	(3,294,014)	(2,493,161)	(770,426)	(1,050,453)
Total increase (decrease) in net assets	1,673,283	811,561	655,941	(855,289)

Net assets at beginning of period	39,999,934	39,188,373	8,922,060	9,777,349
Net assets at end of period	$41,673,217	$39,999,934	$9,578,001	$8,922,060

* Fund family name provided for clarity. Please see Note 1.
See accompanying notes.

30

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements

December 31, 2025

1. Organization and Significant Accounting Policies

Organization

Modern Woodmen of America Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Modern Woodmen of America (the Society) and exists in accordance with the rules and regulations of the Illinois Department of Insurance. The Account is a funding vehicle for individual variable annuity certificates issued by the Society.

At the direction of eligible certificate owners, the Account invests in various investment subaccounts which, in turn, own shares of the following open-end registered investment companies (the Funds):

Subaccount	Invests Exclusively in Shares of

American Funds Insurance Series:
Asset Allocation	American Funds IS Asset Allocation – Class 2
Capital Income Builder	American Funds IS Capital Income Builder – Class 1
Capital World Bond	American Funds IS Capital World Bond Fund – Class 2
Capital World Growth and Income	American Funds IS Capital World Growth and Income Fund - Class 1 (1)
Global Small Capitalization	American Funds IS Global Small Capitalization Fund - Class 1
Growth	American Funds IS Growth Fund – Class 2
Growth-Income	American Funds IS Growth-Income Fund – Class 2
Managed Risk Growth	American Funds IS Managed Risk Growth Fund - Class P1
Managed Risk Growth-Income	American Funds IS Managed Risk Growth-Income Fund – Class P1
New World	American Funds IS New World Fund – Class 1
The Bond Fund of America	American Funds IS The Bond Fund of America – Class 1

BNY Mellon Variable Investment Fund:
Appreciation	VIF Appreciation Portfolio–Initial Share Class
Growth and Income	VIF Growth and Income Portfolio – Initial Share Class

31

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements

December 31, 2025

1. Organization and Significant Accounting Policies (continued)

Subaccount	Invests Exclusively in Shares of

BNY Mellon Variable Investment Fund:
Small Cap	VIF Small Cap Portfolio– Initial Share Class

Sustainable U.S. Equity	BNY Mellon Sustainable U.S. Equity Portfolio – Service Share Class

Calvert Variable Trust, Inc.:
NASDAQ 100 Index	CVT NASDAQ– 100 Index Portfolio
Russell 2000 Small Cap Index	CVT Russell 2000 Small Cap Index Portfolio
S&P MidCap 400 Index	CVT S&P MidCap 400 Index Portfolio

Federated Hermes Insurance Series Fund:
Quality Bond	Federated Hermes Quality Bond Fund II – Primary Shares
Government Money	Federated Hermes Government Money Fund II – Service Share Class
Managed Volatility	Federated Hermes Managed Volatility Fund II – Primary Shares

Fidelity®Variable Insurance Products Funds:
Balanced	VIP Balanced Portfolio – Service Class 2
Contrafund	VIP Contrafund®Portfolio– Initial Class
Energy	VIP Energy Portfolio – Service Class 2
Freedom 2015	VIP Freedom 2015 Portfolio– Initial Class
Freedom 2020	VIP Freedom 2020 Portfolio– Initial Class
Freedom 2025	VIP Freedom 2025 Portfolio– Initial Class
Freedom 2030	VIP Freedom 2030 Portfolio – Initial Class
Freedom 2035	VIP Freedom 2035 Portfolio – Initial Class
Freedom 2040	VIP Freedom 2040 Portfolio – Initial Class
Freedom 2045	VIP Freedom 2045 Portfolio – Initial Class
Freedom 2050	VIP Freedom 2050 Portfolio – Initial Class
Freedom 2055	VIP Freedom 2055 Portfolio – Initial Class
Freedom 2060	VIP Freedom 2060 Portfolio – Initial Class
Freedom 2065	VIP Freedom 2065 Portfolio – Initial Class
Growth	VIP Growth Portfolio– Initial Class
Growth & Income	VIP Growth & Income Portfolio– Initial Class
High Income	VIP High Income Portfolio– Service Class 2

32

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements

December 31, 2025

1. Organization and Significant Accounting Policies (continued)

Subaccount	Invests Exclusively in Shares of

Fidelity®Variable Insurance Products Funds:
Index 500	VIP Index 500 Portfolio– Initial Class
Mid-Cap	VIP Mid Cap Portfolio– Service Class 2
Overseas	VIP Overseas Portfolio– Initial Class
Real Estate	VIP Real Estate Portfolio– Initial Class
Strategic Income	VIP Strategic Income Portfolio – Service Class 2
Technology	VIP Technology – Initial Class

Franklin Templeton Variable Insurance Products Trust:
DynaTech	Franklin DynaTech VIP Fund – Class 2
Income	Franklin Income VIP Fund – Class 2
Rising Dividends	Franklin Rising Dividends VIP Fund – Class 1
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2
Small-Mid Cap Growth	Franklin Small-Mid Cap Growth VIP Fund – Class 1
Strategic Income	Franklin Strategic Income VIP Fund – Class 2

Lincoln Variable Insurance Products Trust: (1)
American Century Capital Appreciation	LVIP American Century Capital Appreciation Fund – Standard II Class
American Century Mid Cap Value	LVIP American Century Mid Cap Value Fund – Standard II Class
American Century Ultra	LVIP American Century Ultra® Fund – Standard II Class
JPMorgan Mid Cap Value	LVIP JPMorgan Mid Cap Value Fund– Standard Class
JPMorgan Small Cap Core	LVIP JPMorgan Small Cap Core Fund– Standard Class

T. Rowe Price Equity Series, Inc.:
All-Cap Opportunities	All-Cap Opportunities Portfolio
Equity Income	Equity Income Portfolio
Health Sciences	Health Sciences Portfolio
Mid-Cap Growth	Mid-Cap Growth Portfolio
Moderate Allocation Portfolio	Moderate Allocation Portfolio

T. Rowe International Series, Inc.:
International Stock	International Stock Portfolio

(1)	Effective April 26, 2024, American Century subaccounts reorganized under the Lincoln Variable Insurance Products Trust.

33

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2025

1. Organization and Significant Accounting Policies (continued)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Society’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity certificates is not chargeable with liabilities arising out of any other business the Society may conduct.

Eligible certificate owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Society and pays interest at declared rates guaranteed for each certificate year.

Administrative Services Agreement

The Society performs the administrative duties and compliance services for the Account. Pursuant to an agreement between the Society and Zinnia, Inc, effective April 18, 2011, Zinnia performs the execution of trade purchases and redemptions, tax reporting, recording of accounting transactions, and other services.

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis is used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2025, all mutual fund shares owned by the Account are stated at fair value and were based upon daily unadjusted quoted prices and were therefore classified as Level 1. There were no transfers between levels during the year.

34

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2025

1. Organization and Significant Accounting Policies (continued)

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Certificates in Annuitization Period

Net assets allocated to certificates in the annuitization period are computed according to the Annuity 2000 Mortality Table, with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Society and may result in additional amounts being transferred into the Account by the Society to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Society.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Amounts Due To/Due From Modern Woodmen of America

The amounts due to or from Modern Woodmen of America represent premiums received from certificate holders that have not been remitted to the Account, net of amounts due for surrenders and death benefits, as well as other policy and administrative charges.

Recent Accounting Pronouncements

As of December 31, 2024, the Separate Account adopted the Improvements to Reportable Segment standard. Adoption of the new standard impacted financial statement disclosures only and did not impact the Separate Account’s statement of assets and liabilities, statement of operations or statement of changes in net assets. The intent of this authoritative guidance is to enhance disclosures about a public entity’s reportable segments and addresses requests from investors for additional, more detailed information about a reportable segment’s expenses.

35

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2025

Segment Information

An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources allocated to the segment and assess its performance, and has discrete financial information available. The CODM is responsible for deciding which divisions are made available to policyholders and the ongoing assessment of those divisions.

The Product Portfolio Committee acts as the Separate Account’s CODM assessing performance and making decisions about variable life insurance products. Each division represents a single operating segment, as the CODM monitors the operating results of the division and as a whole, the division’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The change in net assets resulting from operations, which is used by the CODM to assess the segment’s performance, is consistent with that presented within the division’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as total net assets and significant segment expenses are listed on the accompanying Statement of Operations.

Statement of Operations

In the Statement of Operations, STCG dividends are reported in the Income: Dividends line with ordinary dividend income.

2. Expense Charges

The Account reimburses the Society for certain mortality and other risks assumed by the Society. The Society deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.40% of the average daily net asset value of the Account. These charges are assessed in return for the Society’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with certificates issued. The Account also pays the Society certain amounts relating to the distribution and administration of the certificates funded by the Account. The following summarizes those amounts:

36

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2025

Administrative Charge: Prior to the annuity payment period, the Society will deduct an annual administrative charge of $30 to reimburse it for administrative expenses related to the certificate. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

Surrender Charge: A surrender charge is imposed in the event of a full or partial surrender during the first eight certificate years. The amount charged is 8% of the amount surrendered during the first certificate year and declines by 1% in each of the next seven certificate years. In each certificate year, no surrender charge is deducted on annual withdrawals up to 10% of the accumulated value as of the most recent prior certificate anniversary. After eight full certificate years, no surrender charge is deducted.

Transfer Charge: A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one certificate year.

3. Federal Income Taxes

The Society is a tax-exempt fraternal benefit society under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Society does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the certificates. Based on this, no charge is currently being made to the Account for federal income taxes. The Society periodically reviews the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the certificates.

37

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2025

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2025:

Subaccount	Cost of Purchases	Proceeds from Sales
American Funds Insurance Series:
Asset Allocation	$3,076,143	$548,641
Capital Income Builder	2,347,920	1,554,257
Capital World Bond	766,593	1,030,308
Capital Word Growth and Income	3,178,030	2,285,544
Global Small Capitalization	1,017,435	1,570,453
Growth	30,843,200	5,083,097
Growth-Income	17,652,097	4,664,641
Managed Risk Growth	1,140,839	745,779
Managed Risk Growth-Income	913,025	751,460
New World	1,759,137	1,504,060
The Bond Fund of America	2,252,045	7,411,304

BNY Mellon Variable Investment Fund:
Appreciation	1,403,143	924,419
Growth and Income	1,471,756	1,554,466
Small Cap	1,285,713	2,627,554

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
Sustainable U.S. Equity	665,952	688,741

Calvert Variable Trust, Inc.:
NASDAQ 100 Index	9,487,651	7,464,378
Russell 2000 Small Cap Index	4,109,633	3,794,799
S&P MidCap 400 Index	4,669,312	2,679,454

38

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2025

4. Purchases and Sales of Investment Securities (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Federated Hermes Insurance Series Fund:
Quality Bond	$2,154,790	$5,550,080
Government Money	4,557,967	6,738,805
Managed Volatility	1,215,321	2,371,517

Fidelity® Variable Insurance Products Funds:
Balanced	2,538,820	838,360
Contrafund	31,545,563	6,292,033
Energy	862,103	1,625,735
Freedom 2015	1,079,327	1,312,787
Freedom 2020	698,920	629,036
Freedom 2025	1,510,962	2,315,682
Freedom 2030	2,606,833	2,688,351
Freedom 2035	2,003,515	1,652,809
Freedom 2040	1,456,943	1,130,952
Freedom 2045	888,903	274,963
Freedom 2050	1,145,685	447,456
Freedom 2055	847,510	51,203
Freedom 2060	116,291	3,946
Freedom 2065	261,926	107,788
Growth	16,248,313	5,089,396
Growth & Income	4,583,945	2,535,868
High Income	3,030,952	4,252,840
Index 500	12,624,531	7,224,245
Mid-Cap	4,741,151	2,936,737
Overseas	2,302,498	1,535,337
Real Estate	922,150	2,318,950
Strategic Income	273,341	468,240
Technology	8,932,596	2,412,283

39

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2025

4. Purchases and Sales of Investment Securities (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Franklin Templeton Variable Insurance Products Trust:
DynaTech	$4,942,594	$1,567,713
Income	4,505,968	1,306,381
Rising Dividends	4,280,046	1,217,184
Small Cap Value	1,289,154	503,036
Small-Mid Cap Growth	1,029,116	938,944
Strategic Income	340,010	563,047

Lincoln Variable Insurance Products Trust:
American Century Capital Appreciation	5,896,471	2,261,613
American Century Mid Cap Value	2,009,319	1,909,189
American Century Ultra	3,972,811	3,594,063
JPMorgan Mid Cap Value	3,908,515	3,357,317
JPMorgan Small Cap Core	3,470,491	3,720,860

T. Rowe Price Equity Series, Inc.:
All-Cap Opportunities	17,902,682	6,358,130
Equity Income	3,863,578	2,614,249
Health Sciences	2,167,215	7,271,499
Mid-Cap Growth	15,285,487	10,234,827
Moderate Allocation	4,721,375	5,877,903

T. Rowe Price International Series, Inc.:
International Stock	1,439,197	1,373,946

40

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2025

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the years ended December 31, 2025 and 2024:

	Year Ended December 31
	2025			2024
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
American Funds Insurance Series:
Asset Allocation	195,244	46,352	148,892	262,635	51,041	211,594
Capital Income Builder	141,260	109,111	32,149	60,054	134,338	(74,284)
Capital World Bond	95,962	134,462	(38,500)	101,489	126,467	(24,978)
Capital World Growth and Income	161,547	171,477	(9,930)	144,384	188,513	(44,129)
Global Small Capitalization	106,069	151,363	(45,294)	68,705	142,293	(73,588)
Growth	818,272	389,976	428,296	566,559	448,149	118,410
Growth-Income	397,189	277,958	119,231	275,470	280,276	(4,806)
Managed Risk Growth	44,449	41,926	2,523	27,319	49,819	(22,500)
Managed Risk Growth-Income	44,219	49,871	(5,652)	32,889	40,447	(7,558)
New World	98,050	110,138	(12,088)	51,539	104,435	(52,896)
The Bond Fund of America	269,406	879,125	(609,719)	764,100	502,827	261,273

BNY Mellon Variable Investment Fund:
Appreciation	6,591	16,949	(10,359)	7,930	15,734	(7,804)
Growth and Income	17,013	27,904	(10,891)	6,636	20,167	(13,531)
Small Cap	91,448	135,150	(43,702)	78,291	140,745	(62,454)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
Sustainable U.S. Equity	8,503	15,286	(6,783)	13,874	15,943	(2,069)

Calvert Variable Trust, Inc.:
NASDAQ 100 Index	130,080	121,142	8,938	120,713	138,332	(17,619)
Russell 2000 Small Cap Index	119,441	157,453	(38,012)	108,619	128,612	(19,993)
S&P MidCap 400 Index	72,246	70,777	1,469	62,531	59,626	2,905

Federated Hermes Insurance Series Fund:
Quality Bond	235,367	562,435	(327,068)	498,645	531,061	(32,416)
Government Money	571,880	814,595	(242,715)	933,968	717,798	216,170
Managed Volatility	28,090	76,608	(48,518)	22,916	72,158	(49,242)

41

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2025

5. Summary of Changes from Unit Transactions (continued)

	Year Ended December 31
	2025			2024
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
Fidelity® Variable Insurance Products Funds:
Balanced	186,304	90,087	96,217	296,458	104,668	191,790
Contrafund	238,257	176,099	62,158	200,352	183,739	16,613
Energy	103,368	169,228	(65,860)	130,984	273,654	(142,670)
Freedom 2015	44,564	58,210	(13,646)	6,213	10,518	(4,305)
Freedom 2020	8,692	24,558	(15,866)	4,873	52,586	(47,713)
Freedom 2025	33,080	83,255	(50,175)	59,343	60,712	(1,369)
Freedom 2030	50,869	103,184	(52,315)	91,774	114,639	(22,865)
Freedom 2035	55,456	90,255	(34,799)	76,803	51,830	24,973
Freedom 2040	39,200	55,120	(15,920)	47,088	28,589	18,499
Freedom 2045	21,997	13,784	8,213	45,526	31,633	13,893
Freedom 2050	32,457	23,717	8,740	38,338	69,269	(30,931)
Freedom 2055	59,758	4,578	55,180	18,719	2,357	16,362
Freedom 2060	6,608	188	6,420	13,238	3,263	9,975
Freedom 2065	19,038	8,439	10,599	13,966	14,737	(771)
Growth	117,300	84,324	32,976	98,802	108,568	(9,766)
Growth & Income	63,026	59,904	3,122	34,982	62,912	(27,930)
High Income	93,759	180,939	(87,180)	153,568	157,156	(3,588)
Index 500	327,261	249,941	77,320	344,206	252,356	91,850
Mid-Cap	39,268	63,248	(23,980)	54,204	68,621	(14,417)
Overseas	43,657	54,101	(10,444)	38,225	52,383	(14,158)
Real Estate	83,084	169,362	(86,278)	81,043	209,436	(128,393)
Strategic Income	22,923	46,530	(23,607)	87,153	21,779	65,374
Technology	550,202	241,240	308,962	613,492	181,655	431,837

Franklin Templeton Variable Insurance Products Trust:
DynaTech	518,506	223,570	294,936	510,034	253,190	256,844
Income	356,321	160,602	195,719	409,655	140,562	269,093
Rising Dividends	254,652	138,899	115,753	266,653	100,741	165,912
Small Cap Value	97,188	56,148	41,040	90,998	48,856	42,142
Small-Mid Cap Growth	105,213	109,483	(4,270)	184,550	69,174	115,376
Strategic Income	30,392	59,575	(29,183)	55,647	28,858	26,789

Lincoln Variable Insurance Products Trust:
American Century Capital Appreciation	64,363	62,462	1,901	37,836	48,656	(10,820)
American Century Mid Cap Value	28,654	55,196	(26,542)	27,427	60,360	(32,933)
American Century Ultra	37,057	58,238	(21,181)	45,704	68,736	(23,032)
JPMorgan Mid Cap Value	40,621	73,354	(32,733)	32,213	76,856	(44,643)
JPMorgan Small Cap Core	46,576	89,609	(43,034)	47,913	86,461	(38,548)

42

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2025

5. Summary of Changes from Unit Transactions (continued)

	Year Ended December 31
	2025			2024
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
T. Rowe Price Equity Series, Inc.:
All-Cap Opportunities	118,237	101,031	17,206	99,725	106,365	(6,640)
Equity Income	63,507	82,289	(18,782)	40,328	95,541	(55,213)
Health Sciences	174,935	499,841	(324,906)	156,692	353,049	(196,357)
Mid-Cap Growth	113,238	179,826	(66,588)	129,145	142,514	(13,369)
Moderate Allocation	112,092	204,253	(92,161)	104,069	179,449	(75,380)
T. Rowe Price International Series, Inc.:
International Stock	31,077	61,210	(30,133)	26,060	69,284	(43,224)

6. Financial Highlights

The following summarizes units outstanding, unit values, and net assets at December 31, 2025, 2024, 2023, 2022 and 2021 and investment income ratios, expense ratios, and total return ratios for the periods then ended:

		As of December 31
Subaccount	Units	Unit Fair Value (4)	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
American Funds Insurance Series:
Asset Allocation (7):
2025	698,286	$13.85	$9,674,568	2.25%	1.40%	14.25%
2024	549,395	12.13	6,662,132	2.51	1.40	14.82
2023	337,801	10.56	3,567,519	2.36	1.40	12.70
2022	280,117	9.37	2,625,043	2.13	1.40	(14.60)
2021	181,067	10.97	1,986,859	3.49	1.40	9.35
Capital Income Builder:
2025	781,326	17.38	13,576,793	3.27	1.40	19.03
2024	749,177	14.60	10,937,130	3.60	1.40	8.92
2023	823,461	13.40	11,037,124	3.20	1.40	7.77
2022	830,092	12.44	10,323,523	3.03	1.40	(8.18)
2021	830,931	13.54	11,254,377	3.04	1.40	13.72
Capital World Bond:
2025	560,674	9.35	5,239,962	2.92	1.40	7.88
2024	599,175	8.66	5,190,674	2.11	1.40	(4.38)
2023	624,152	9.06	5,654,885	–	1.40	4.68
2022	665,269	8.66	5,758,163	0.24	1.40	(18.83)
2021	693,091	10.66	7,390,619	1.77	1.40	(6.23)

43

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2025

6. Financial Highlights (continued)

		As of December 31
Subaccount	Units	Unit Fair Value (4)	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
American Funds Insurance Series (continued):
Capital World Growth and Income (5):
2025	1,355,580	$23.42	$31,752,521	1.67%	1.40%	23.44%
2024	1,365,510	18.98	25,912,141	1.93	1.40	12.66
2023	1,409,639	16.84	23,743,739	2.11	1.40	19.55
2022	1,491,604	14.09	21,016,093	2.60	1.40	(18.28)
2021	1,515,944	17.24	26,136,184	1.95	1.40	13.44
Global Small Capitalization:
2025	774,715	16.56	12,827,297	0.52	1.40	13.31
2024	820,009	14.61	11,982,629	1.22	1.40	1.17
2023	893,598	14.44	12,907,229	0.49	1.40	14.85
2022	910,376	12.58	11,449,122	-	1.40	(30.35)
2021	899,604	18.06	16,242,826	-	1.40	5.50
Growth Fund:
2025	3,255,717	45.09	146,798,800	0.15	1.40	18.57
2024	2,827,421	38.03	107,519,284	0.34	1.40	29.80
2023	2,709,010	29.30	79,366,118	0.37	1.40	36.58
2022	2,541,576	21.45	54,519,241	0.33	1.40	(30.90)
2021	2,396,549	31.04	74,400,752	0.23	1.40	20.31
Growth-Income Fund:
2025	2,196,385	30.80	67,651,777	0.95	1.40	16.44
2024	2,077,155	26.45	54,948,216	1.13	1.40	22.50
2023	2,081,961	21.59	44,958,224	1.42	1.40	24.40
2022	2,082,750	17.36	36,153,150	1.30	1.40	(17.64)
2021	2,072,219	21.08	43,676,816	1.15	1.40	22.38
Managed Risk Growth:
2025	309,283	26.12	8,078,956	1.84	1.40	12.07
2024	306,760	23.31	7,150,302	0.72	1.40	22.10
2023	329,260	19.09	6,285,570	0.62	1.40	22.07
2022	314,790	15.64	4,923,046	1.59	1.40	(25.66)
2021	326,599	21.04	6,871,125	0.98	1.40	11.52
Managed Risk Growth-Income:
2025	328,595	19.82	6,512,691	2.31	1.40	9.91
2024	334,246	18.03	6,027,483	1.69	1.40	16.39
2023	341,805	15.49	5,295,798	1.64	1.40	14.57
2022	324,479	13.52	4,388,061	2.23	1.40	(17.89)
2021	318,724	16.47	5,249,390	1.42	1.40	13.72

44

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2025

6. Financial Highlights (continued)

		As of December 31
Subaccount	Units	Unit Fair Value(4)	Net Assets	Investment Income Ratio(1)	Expense Ratio(2)	Total Return(3)
American Funds Insurance Series (continued):
New World:
2025	579,453	$19.62	$11,366,704	1.39%	1.40%	26.83%
2024	591,541	15.47	9,149,146	1.59	1.40	5.37
2023	644,437	14.68	9,459,067	1.68	1.40	14.62
2022	677,858	12.81	8,680,583	1.57	1.40	(22.94)
2021	674,831	16.62	11,214,004	1.16	1.40	3.71
The Bond Fund of America (7):
2025	1,799,516	9.54	17,162,371	4.03	1.40	5.92
2024	2,409,236	9.00	21,693,193	4.31	1.40	0.09
2023	2,147,962	9.00	19,323,954	4.11	1.40	3.76
2022	1,328,437	8.67	11,518,468	4.08	1.40	(13.47)
2021	647,263	10.02	6,485,807	3.39	1.40	1.29

BNY Mellon Variable Investment Fund:
Appreciation:
2025	129,405	60.89	7,879,775	0.37	1.40	8.55
2024	139,764	56.09	7,839,944	0.42	1.40	11.24
2023	147,568	50.43	7,441,277	0.71	1.40	19.30
2022	160,200	42.27	6,771,119	0.66	1.40	(19.19)
2021	185,887	52.31	9,723,180	0.44	1.40	25.38
Growth and Income:
2025	132,797	63.42	8,422,176	0.46	1.40	15.22
2024	143,688	55.04	7,909,071	0.54	1.40	21.02
2023	157,219	45.48	7,150,605	0.66	1.40	24.94
2022	160,507	36.40	5,842,822	0.79	1.40	(15.99)
2021	172,254	43.33	7,464,084	0.48	1.40	23.90
Small Cap:
2025	811,990	28.73	23,328,275	0.66	1.40	9.45
2024	855,693	26.25	22,460,471	0.69	1.40	3.16
2023	918,147	25.44	23,360,457	0.33	1.40	7.78
2022	915,698	23.61	21,616,947	–	1.40	(17.77)
2021	923,891	28.71	26,523,533	0.11	1.40	14.85

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
Sustainable U.S. Equity:
2025	83,347	65.73	5,478,280	0.06	1.40	14.08
2024	90,130	57.62	5,193,056	0.37	1.40	22.85
2023	92,199	46.90	4,324,294	0.52	1.40	400.49
2022	92,508	38.51	3,562,040	0.29	1.40	(81.53)
2021	89,760	50.75	4,555,097	0.59	1.40	24.93

45

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2025

6. Financial Highlights (continued)

		As of December 31
Subaccount	Units	Unit Fair Value(4)	Net Assets	Investment Income Ratio(1)	Expense Ratio(2)	Total Return(3)
Calvert Variable Trust, Inc.:
NASDAQ 100 Index:
2025	925,641	$156.77	$145,117,182	0.28%	1.40%	18.73%
2024	916,703	132.04	121,041,256	0.34	1.40	23.47
2023	934,321	106.94	99,919,277	0.34	1.40	52.28
2022	923,570	70.23	64,861,751	0.18	1.40	(33.57)
2021	954,219	105.72	100,884,500	0.28	1.40	25.12
Russell 2000 Small Cap Index:
2025	839,822	47.90	40,227,259	1.58	1.40	10.90
2024	877,834	43.19	37,914,862	1.23	1.40	9.69
2023	897,827	39.38	35,353,220	0.88	1.40	14.99
2022	899,500	34.24	30,800,645	0.83	1.40	(21.61)
2021	890,098	43.68	38,882,076	0.77	1.40	12.95
S&P MidCap 400 Index:
2025	517,260	61.46	31,789,911	1.11	1.40	5.66
2024	515,791	58.17	30,002,278	1.21	1.40	11.94
2023	512,886	51.96	26,650,732	1.22	1.40	14.52
2022	530,870	45.37	24,087,453	0.96	1.40	(14.53)
2021	501,597	53.09	26,628,010	0.87	1.40	22.70

Federated Hermes Insurance Series Fund:
Quality Bond:
2025	1,929,428	12.42	23,964,658	3.51	1.40	5.61
2024	2,256,496	11.76	26,539,422	2.93	1.40	2.44
2023	2,288,912	11.48	26,278,388	2.65	1.40	4.68
2022	2,468,361	10.97	27,072,889	2.57	1.40	(10.53)
2021	2,690,192	12.26	32,977,221	2.47	1.40	(2.76)
Government Money:
2025	842,659	9.99	8,418,347	3.68	1.40	2.30
2024	1,085,374	9.77	10,599,185	4.54	1.40	3.22
2023	869,204	9.46	8,223,253	4.42	1.40	3.08
2022	960,639	9.18	8,816,604	–	1.40	(0.24)
2021	680,577	9.20	6,260,994	–	1.40	(1.38)
Managed Volatility:
2025	368,460	34.29	12,633,553	2.94	1.40	5.56
2024	416,979	32.48	13,544,426	2.26	1.40	13.95
2023	466,220	28.51	13,289,731	1.88	1.40	7.19
2022	484,298	26.59	12,879,573	1.90	1.40	(14.94)
2021	498,143	31.27	15,575,333	1.78	1.40	16.88

46

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2025

6. Financial Highlights (continued)

		As of December 31
Subaccount	Units	Unit Fair Value(4)	Net Assets	Investment Income Ratio(1)	Expense Ratio(2)	Total Return(3)
Fidelity® Variable Insurance Products Funds:
Balanced (7):
2025	731,621	$13.95	$10,209,725	1.69%	1.40%	13.37%
2024	635,404	12.31	7,821,294	1.87	1.40	14.02
2023	443,614	10.80	4,788,909	1.68	1.40	19.57
2022	346,813	9.03	3,131,272	1.26	1.40	(19.32)
2021	167,736	11.19	1,876,984	1.38	1.40	11.80
Contrafund:
2025	1,530,474	95.83	146,672,646	0.15	1.40	19.80
2024	1,468,316	79.99	117,454,051	0.19	1.40	31.93
2023	1,451,703	60.63	88,016,993	0.50	1.40	31.62
2022	1,452,822	46.07	66,925,819	0.51	1.40	(27.33)
2021	1,475,384	63.39	93,524,621	0.06	1.40	26.07
Energy:
2025	829,927	13.20	10,953,671	1.95	1.40	8.82
2024	895,787	12.13	10,864,895	2.05	1.40	2.58
2023	1,038,457	11.82	12,278,991	2.41	1.40	(0.69%)
2022	1,156,800	11.91	13,772,817	2.32	1.40	60.63
2021	917,898	7.41	6,803,674	2.28	1.40	52.69
Freedom 2015:
2025	54,400	23.32	1,268,512	2.74	1.40	10.33
2024	68,046	21.14	1,438,170	3.17	1.40	5.04
2023	72,352	20.12	1,455,771	3.55	1.40	9.42
2022	79,779	18.39	1,466,973	2.15	1.40	(15.78)
2021	86,710	21.83	1,893,062	1.07	1.40	6.21
Freedom 2020:
2025	272,036	25.78	7,012,235	2.76	1.40	11.76
2024	287,902	23.06	6,640,127	2.75	1.40	6.22
2023	335,615	21.71	7,287,510	3.15	1.40	10.85
2022	365,952	19.59	7,168,330	2.09	1.40	(16.85)
2021	388,539	23.56	9,153,111	1.08	1.40	7.96
Freedom 2025:
2025	441,905	28.56	12,618,643	2.46	1.40	13.01
2024	492,080	25.27	12,434,198	2.51	1.40	6.96
2023	493,449	23.62	11,657,341	2.81	1.40	12.05
2022	525,366	21.08	11,076,316	2.02	1.40	(17.58)
2021	560,078	25.58	14,326,741	1.07	1.40	9.30
Freedom 2030:
2025	890,091	30.17	26,858,444	2.35	1.40	13.92
2024	942,406	26.49	24,961,372	2.22	1.40	7.89
2023	965,271	24.55	23,697,246	2.45	1.40	13.12
2022	1,017,707	21.70	22,086,716	1.94	1.40	(18.02)
2021	1,023,718	26.47	27,099,978	1.09	1.40	10.82

47

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2025

6. Financial Highlights (continued)

		As of December 31
Subaccount	Units	Unit Fair Value (4)	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Fidelity® Variable Insurance Products Funds (continued):
Freedom 2035:
2025	813,542	$21.16	$17,217,171	2.17%	1.40%	15.08%
2024	848,340	18.39	15,600,428	1.90	1.40	9.49
2023	823,368	16.80	13,828,808	1.99	1.40	15.24
2022	787,441	14.57	11,476,305	1.72	1.40	(18.83)
2021	743,809	17.95	13,354,829	1.09	1.40	13.86
Freedom 2040:
2025	432,228	22.91	9,903,953	1.75	1.40	17.15
2024	448,148	19.56	8,765,622	1.51	1.40	11.53
2023	429,649	17.54	7,535,134	1.69	1.40	17.29
2022	381,853	14.95	5,709,611	1.65	1.40	(19.38)
2021	368,079	18.55	6,826,710	0.95	1.40	16.21
Freedom 2045:
2025	308,079	23.37	7,198,450	1.51	1.40	18.18
2024	299,866	19.77	5,928,876	1.32	1.40	12.26
2023	285,974	17.61	5,036,748	1.53	1.40	17.82
2022	265,573	14.95	3,970,002	1.64	1.40	(19.38)
2021	253,882	18.54	4,707,500	1.00	1.40	16.20
Freedom 2050:
2025	363,730	23.35	8,492,909	1.47	1.40	18.14
2024	354,990	19.76	7,016,146	1.30	1.40	12.25
2023	385,921	17.61	6,794,804	1.49	1.40	17.80
2022	389,882	14.95	5,827,133	1.63	1.40	(19.35)
2021	389,446	18.53	7,217,238	1.02	1.40	16.21
Freedom 2055 (7):
2025	114,766	13.92	1,597,148	2.11	1.40	18.20
2024	59,586	11.77	701,562	1.37	1.40	12.22
2023	43,224	10.49	453,500	1.89	1.40	17.83
2022	26,158	8.90	232,908	2.13	1.40	(19.38)
2021	2,181	11.04	24,088	2.96	1.40	11.18
Freedom 2060 (7):
2025	36,953	13.93	514,736	1.59	1.40	18.18
2024	30,534	11.79	359,889	1.46	1.40	12.31
2023	20,559	10.49	215,764	2.23	1.40	17.74
2022	7,844	8.91	69,914	2.95	1.40	(19.32)
2021	1,990	11.05	21,987	3.53	1.40	11.12
Freedom 2065 (7):
2025	41,323	13.92	575,353	1.53	1.40	18.21
2024	30,724	11.78	361,892	1.13	1.40	12.27
2023	31,495	10.49	330,420	1.88	1.40	17.71
2022	15,326	8.91	136,591	2.50	1.40	(19.35)
2021	1,618	11.05	17,883	2.45	1.40	11.17

48

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2025

6. Financial Highlights (continued)

		As of December 31
Subaccount	Units	Unit Fair Value (4)	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Fidelity® Variable Insurance Products Funds (continued):
Growth:
2025	604,316	$112.98	$68,276,349	0.30%	1.40%	13.31%
2024	571,340	99.71	56,966,429	-	1.40	28.58
2023	581,106	77.54	45,061,284	0.14	1.40	34.36
2022	563,452	57.71	32,518,190	0.62	1.40	(25.50)
2021	599,434	77.46	46,434,887	-	1.40	21.51
Growth & Income:
2025	340,783	62.67	21,356,436	1.60	1.40	19.83
2024	337,661	52.30	17,659,709	1.43	1.40	20.52
2023	365,591	43.40	15,865,197	1.72	1.40	17.09
2022	361,414	37.06	13,395,322	1.69	1.40	(6.26)
2021	346,559	39.54	13,702,446	2.48	1.40	24.21
High Income:
2025	862,818	31.71	27,358,970	6.53	1.40	8.79
2024	949,997	29.15	27,689,935	6.35	1.40	7.11
2023	953,585	27.21	25,949,597	5.34	1.40	8.72
2022	1,101,104	25.03	27,560,555	4.94	1.40	(12.89)
2021	1,223,032	28.73	35,142,856	5.42	1.40	2.85
Index 500:
2025	2,037,834	70.46	143,581,236	1.18	1.40	16.15
2024	1,960,514	60.66	118,925,835	1.31	1.40	23.17
2023	1,868,662	49.25	92,034,152	1.50	1.40	24.46
2022	1,828,287	39.57	72,350,640	1.49	1.40	(19.34)
2021	1,774,326	49.06	87,051,044	1.28	1.40	26.80
Mid-Cap:
2025	478,076	68.00	32,508,663	0.25	1.40	9.95
2024	502,056	61.85	31,050,041	0.35	1.40	15.55
2023	516,473	53.52	27,643,347	0.39	1.40	13.22
2022	535,369	47.27	25,308,472	0.27	1.40	(16.14)
2021	559,604	56.37	31,545,419	0.37	1.40	23.58
Overseas:
2025	321,235	39.45	12,671,225	1.62	1.40	18.73
2024	331,679	33.22	11,019,336	1.62	1.40	3.59
2023	345,837	32.07	11,091,063	1.07	1.40	18.85
2022	348,851	26.98	9,413,519	1.06	1.40	(25.53)
2021	358,094	36.23	12,974,943	0.53	1.40	18.05
Real Estate:
2025	770,372	17.23	13,270,512	1.93	1.40	1.68
2024	856,651	16.94	14,513,091	3.99	1.40	5.05
2023	985,044	16.13	15,886,697	2.42	1.40	9.66
2022	1,072,184	14.71	15,768,948	1.29	1.40	(28.51)
2021	1,145,976	20.57	23,576,332	1.14	1.40	37.07

49

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2025

6. Financial Highlights (continued)

		As of December 31
Subaccount	Units	Unit Fair Value(4)	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Fidelity® Variable Insurance Products Funds (continued):
Strategic Income (7):
2025	187,057	$10.66	$1,994,290	3.62%	1.40%	7.08%
2024	210,664	9.96	2,097,453	4.45	1.40	4.31
2023	145,290	9.54	1,386,779	4.58	1.40	7.67
2022	129,300	8.86	1,146,196	3.73	1.40	(12.74)
2021	98,849	10.16	1,004,178	5.67	1.40	2.51
Technology (7):
2025	1,449,064	19.67	28,507,267	-	1.40	21.07
2024	1,140,102	16.25	18,525,017	-	1.40	33.71
2023	708,265	12.15	8,607,034	0.16	1.40	56.14
2022	302,196	7.78	2,351,940	-	1.40	(36.74)
2021	203,472	12.30	2,503,345	-	1.40	27.31

Franklin Templeton Variable Insurance Products Trust:
DynaTech (7):
2025	1,780,482	13.95	24,829,053	-	1.40	16.50
2024	1,485,546	11.97	17,781,563	-	1.40	28.64
2023	1,228,702	9.31	11,433,284	-	1.40	41.79
2022	836,879	6.56	5,491,952	-	1.40	(40.79)
2021	397,777	11.08	4,408,307	-	1.40	15.36
Income (7):
2025	1,526,944	12.93	19,742,104	4.95	1.40	11.00
2024	1,331,225	11.65	15,505,427	5.22	1.40	5.72
2023	1,062,132	11.02	11,702,298	4.99	1.40	7.13
2022	666,613	10.28	6,855,924	5.04	1.40	(6.78)
2021	364,940	11.03	4,026,134	3.22	1.40	8.27
Rising Dividends (7):
2025	1,243,915	14.68	18,257,209	1.00	1.40	10.50
2024	1,128,161	13.28	14,984,211	1.18	1.40	9.50
2023	962,250	12.13	11,671,885	1.11	1.40	10.84
2022	728,543	10.94	7,972,592	1.07	1.40	(11.58)
2021	432,322	12.38	5,350,609	0.81	1.40	20.74
Small Cap Value (7):
2025	349,092	12.28	4,287,654	1.12	1.40	32.66
2024	308,052	11.57	3,563,780	0.96	1.40	10.15
2023	265,910	10.50	2,792,660	0.51	1.40	11.19
2022	184,077	9.45	1,738,627	0.97	1.40	(11.30)
2021	102,267	10.65	1,050,668	0.83	1.40	3.74
Small-Mid Cap Growth (7):
2025	482,283	9.38	4,522,510	-	1.40	(18.94)
2024	486,553	9.26	4,504,643	-	1.40	9.77
2023	371,177	8.43	3,130,664	-	1.40	25.38
2022	186,289	6.73	1,253,229	-	1.40	(34.44)
2021	98,665	10.26	1,049,372	-	1.40	8.78

50

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2025

6. Financial Highlights (continued)

		As of December 31
Subaccount	Units	Unit Fair Value(4)	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Franklin Templeton Variable Insurance Products Trust:
Strategic Income (7):
2025	175,093	$10.26	$1,796,647	4.96%	1.40%	5.76%
2024	204,276	9.70	1,981,860	4.43	1.40	2.58
2023	177,487	9.46	1,678,697	4.47	1.40	6.69
2022	143,097	8.86	1,268,529	4.60	1.40	(11.98)
2021	74,490	10.07	750,237	1.85	1.40	1.73

Lincoln Variable Insurance Products Trust: (8) (9)
American Century Capital Appreciation:
2025	419,663	55.47	23,278,329	–	1.40	5.25
2024	417,763	52.70	22,018,030	–	1.40	23.25
2023	428,583	42.76	18,327,720	–	1.40	19.03
2022	424,990	35.93	15,268,696	–	1.40	(29.10)
2021	462,727	50.67	23,448,485	–	1.40	9.62
American Century Mid Cap Value:
2025	326,752	41.28	13,487,954	1.87	1.40	7.49
2024	353,294	38.40	13,567,365	2.49	1.40	7.22
2023	386,226	35.82	13,833,387	2.32	1.40	4.67
2022	390,015	34.22	13,345,455	2.25	1.40	(2.55)
2021	388,969	35.11	13,658,514	1.18	1.40	21.50
American Century Ultra:
2025	361,086	79.71	28,782,697	–	1.40	11.29
2024	382,267	71.63	27,380,950	–	1.40	27.01
2023	405,299	56.40	22,857,164	–	1.40	41.54
2022	373,215	39.85	14,870,990	–	1.40	(33.31)
2021	381,019	59.75	22,764,422	–	1.40	21.46
JPMorgan Mid Cap Value:
2025	386,718	62.46	24,153,320	1.09	1.40	3.27
2024	419,451	60.48	25,368,237	1.22	1.40	12.70
2023	464,094	53.66	24,905,396	3.16	1.40	19.72
2022	495,008	49.06	24,285,095	0.96	1.40	(17.24)
2021	513,523	54.16	27,814,726	0.90	1.40	28.09
JPMorgan Small Cap Core:
2025	511,385	59.90	30,631,463	0.62	1.40	8.75
2024	554,418	55.08	30,537,685	0.80	1.40	10.16
2023	592,966	50.00	29,648,934	1.36	1.40	1.92
2022	618,426	44.83	27,722,074	0.45	1.40	(12.95)
2021	652,177	56.36	36,757,086	0.51	1.40	19.71

51

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2025

6. Financial Highlights (continued)

		As of December 31
Subaccount	Units	Unit Fair Value(4)	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
T. Rowe Price Equity Series, Inc.:
All-Cap Opportunities (6):
2025	774,394	$128.21	$99,288,065	–%	1.40%	14.70%
2024	757,188	111.78	84,641,187	0.08	1.40	23.42
2023	763,828	90.57	69,180,079	0.26	1.40	27.19
2022	764,369	71.21	54,429,803	–	1.40	(22.59)
2021	811,456	91.99	74,647,653	–	1.40	19.13
Equity Income:
2025	492,971	42.68	21,038,744	1.65	1.40	12.78
2024	511,753	37.84	19,364,777	1.81	1.40	10.15
2023	566,966	34.35	19,477,031	2.11	1.40	8.03
2022	576,994	31.80	18,347,709	1.86	1.40	(4.67)
2021	607,298	33.36	20,258,188	1.57	1.40	23.82
Health Sciences:
2025	1,635,951	20.39	33,359,183	–	1.40	16.47
2024	1,960,812	17.51	34,329,641	–	1.40	0.24
2023	2,157,213	17.46	37,675,285	–	1.40	1.54
2022	2,224,607	17.20	38,261,925	–	1.40	(13.68)
2021	2,371,064	19.93	47,244,320	–	1.40	11.54
Mid-Cap Growth:
2025	1,056,381	94.05	99,348,875	–	1.40	2.12
2024	1,122,970	92.10	103,422,632	–	1.40	7.80
2023	1,136,338	85.43	97,081,195	–	1.40	18.31
2022	1,142,534	72.21	82,505,259	–	1.40	(23.65)
2021	1,171,109	94.58	110,761,797	–	1.40	13.26
Moderate Allocation:
2025	1,098,731	37.93	41,673,218	2.26	1.40	12.92
2024	1,190,892	33.59	39,999,934	2.28	1.40	8.53
2023	1,266,272	30.95	39,188,374	2.31	1.40	13.76
2022	1,334,831	27.20	36,313,469	1.55	1.40	(19.44)
2021	1,410,438	33.77	47,630,103	0.99	1.40	8.54
International Stock:
2025	343,158	27.91	9,578,001	1.92	1.40	16.78
2024	373,291	23.90	8,922,060	0.90	1.40	1.82
2023	416,516	23.47	9,777,349	1.00	1.40	14.64
2022	422,277	20.48	8,646,799	0.75	1.40	(16.98)
2021	455,900	24.66	11,243,958	0.59	1.40	(0.08)

(1)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

52

Modern Woodmen of America Variable Annuity Account

Notes to Financial Statements (continued)

December 31, 2025

(2)	These ratios represent the annualized certificate expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to certificate owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, total return has been calculated from the date operations commenced through the end of the reporting period and has not been annualized.

(4)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(5)	Formerly American Funds IS Global Growth and Income Fund. The fund’s name changed effective May 1, 2021.

(6)	Formerly New America Growth Portfolio. The fund’s name changed effective May 1, 2021.

(7)	Subaccounts commenced on February 25, 2021.

(8)	Formerly JPMorgan Insurance Trust. Lincoln Financial acquired the subaccounts on May 1, 2023.

(9)	Formerly American Century Investments. American Century subaccounts reorganized under the Lincoln Variable Insurance Products Trust April 26, 2024.

7. Subsequent Events

The Account is not aware of any transactions or events, which occurred after the Statements of Assets and Liabilities date and before the financial statements were issued on April 24, 2026, which would require recognition or disclosure.

53

Modern Woodmen
FRATERNAL FINANCIAL

Touching lives. Securing futures.®

FINANCIAL STATEMENTS – STATUTORY BASIS

Modern Woodmen of America
Years Ended December 31, 2025, 2024 and 2023
With Reports of Independent Auditors

Modern Woodmen of America

Financial Statements – Statutory Basis

Years Ended December 31, 2025, 2024, and 2023

Ernst & Young LLP Suite 3100 801 Grand Avenue Des Moines, IA 50309-2764	Tel: +1 515 243 2727 ey.com

Report of Independent Auditors

Board of Directors

Modern Woodmen of America

Opinion

We have audited the statutory-basis financial statements of Modern Woodmen of America (the Society), which comprise the balance sheets as of December 31, 2025 and 2024, and the related statements of operations, changes in surplus and cash flow for the three years then ended, and the related notes to the financial statements collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the Society’s accompanying financial statements present fairly, in all material respects, the financial position of the Society at December 31, 2025 and 2024, and the results of its operations and its cash flows for the three years then ended, on the basis of accounting described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Society at December 31, 2025 and 2024 or the results of its operations or its cash flows for the three years then ended.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Society and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

A member firm of Ernst & Young Global Limited

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the Society prepared these financial statements using accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Illinois Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Society's ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

A member firm of Ernst & Young Global Limited

●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Society’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Society’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

Des Moines, IA

April 24, 2026

A member firm of Ernst & Young Global Limited

Modern Woodmen of America

Balance Sheets – Statutory Basis

(Dollars in Thousands)

	December 31
	2025	2024
Admitted assets
Cash, cash equivalents and short-term investments	$267,543	$336,756
Investments:
Bonds:
Government	830,629	1,169,218
Industrial and miscellaneous	12,159,178	11,756,704
	12,989,807	12,925,922

Preferred Stocks (cost: 2025 - $89,158; 2024 - $89,158)	89,148	86,015
Common stocks:
Unaffiliated companies (cost: 2025 - $506,725; 2024 - $449,625)	950,839	881,384
Affiliated companies (cost: 2025 - $17,025; 2024 - $17,025)	3,987	3,069
	954,826	884,453

Mortgage loans	492,466	358,086
Real estate:
Property occupied by the Society	15,815	16,714

Certificateholders’ loans	127,349	126,117
Derivatives	24,776	6,160
Securities lending reinvested collateral assets	362,599	337,261
Receivables for securities	314	–
Other invested assets	1,347,343	1,330,553
Total cash and invested assets	16,671,986	16,408,037

Investment income due and accrued	143,457	141,285
Electronic data processing equipment	1,089	2,459
Receivable from affiliates	4,279	859
Other assets	77,285	79,543
Separate account assets	1,746,575	1,536,886
Total admitted assets	$18,644,671	$18,169,069

Modern Woodmen of America

Balance Sheets – Statutory Basis

(Dollars in Thousands)

	December 31
	2025	2024
Liabilities and surplus
Liabilities:
Aggregate reserves for certificates and contracts:
Life and annuity	$10,813,929	$10,762,400
Accident and health	913	1,011
Certificate and contract claims	55,871	49,593
Other certificateholders’ funds	3,401	3,345
Dividends payable to certificateholders	14,480	11,990
Accrued commissions, general expenses, and taxes	24,854	22,211
Payable for securities	38	13,000
Payable for securities lending collateral	362,599	337,261
FHLB advances	739,179	716,782
Funds held under coinsurance	1,377,316	1,500,233
Derivatives	8,079	2,358
Other liabilities	35,987	41,033
Liability for employees’ and fieldworkers’ benefits	82,261	79,698
Asset valuation reserve	511,751	496,014
Separate account liabilities	1,746,575	1,536,886
Total liabilities	15,777,233	15,573,815

Surplus:
Aggregate write-ins for special surplus funds	41,490	44,153
Unassigned and other surplus funds	2,825,948	2,551,101
Total surplus	2,867,438	2,595,254

Total liabilities and surplus	$18,644,671	$18,169,069

See accompanying notes.

Modern Woodmen of America

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2025	2024	2023

Income:
Premiums and other considerations:
Life	$268,811	$266,238	$265,693
Annuities	740,643	773,075	953,764
Accident and Health	25	26	30
Investment income, net of investment expenses	740,731	730,144	668,917
Amortization of interest maintenance reserve	(13,664)	(9,261)	(1,567)
Other loss	(5,751)	(42,472)	(63,509)
Total income	1,730,795	1,717,750	1,823,328

Benefits and expenses:
Benefits:
Life	267,026	271,655	239,408
Annuities	917,396	928,550	1,091,301
Accident and Health	184	182	212
Increase in aggregate reserves for certificates and contracts and other certificateholders’ funds	77,484	92,556	105,377
Employees’ and fieldworkers’ benefit plans	8,515	9,843	9,189
Commissions	57,150	55,510	54,855
General insurance expenses	162,865	153,198	130,112
Insurance, taxes, licenses, and fees	9,472	8,814	9,160
Net transfers to (from) separate accounts	644	(6,570)	13,717
	1,500,736	1,513,738	1,653,331
Fraternal, charitable, and benevolent expenses	22,382	18,225	18,625
Total benefits and expenses	1,523,118	1,531,963	1,671,956

Net gain from operations before dividends to certificateholders and net realized capital gains	207,677	185,787	151,372

Dividends to certificateholders	14,278	11,831	10,874
Net gain from operations before net realized capital gains	193,399	173,956	140,498

Net realized capital gains	103,041	126,012	93,675
Net income	$296,440	$299,968	$234,173

See accompanying notes.

Modern Woodmen of America

Statements of Changes in Surplus – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2025	2024	2023

Surplus, Balance at beginning of year	$2,595,254	$2,450,914	$2,416,036
Net income	296,440	299,968	234,173
Change in net unrealized capital gains and losses	40,239	(8,247)	36,862
Change in asset valuation reserve	(15,737)	(120,667)	(180,564)
Change in nonadmitted assets	(30,820)	(72,569)	(77,846)
Pension/postretirement plan adjustments	(17,405)	46,161	49,602
Correction of prior year error	–	–	(26,728)
Other decreases, net	(533)	(306)	(621)
Surplus, Balance at end of year	$2,867,438	$2,595,254	$2,450,914

See accompanying notes.

Modern Woodmen of America

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2025	2024	2023
Operating activities
Premium and annuity considerations	$1,009,437	$1,039,725	$1,219,338
Investment income, net	732,566	718,737	649,924
Miscellaneous income	35,160	33,366	29,228
Total cash provided by operations	1,777,163	1,791,828	1,898,490

Benefit and loss-related payments	(1,197,915)	(1,250,094)	(1,450,019)
Commissions and other expenses paid	(275,955)	(238,167)	(221,904)
Dividends paid to certificateholders	(11,788)	(11,071)	(10,304)
Net transfers from (to) separate accounts	(2,061)	2,498	(14,367)
Total cash used in operations	(1,487,719)	(1,496,834)	(1,696,594)
Net cash provided by operating activities	289,444	294,994	201,896

Investing activities
Proceeds from investments sold or matured:
Bonds	2,508,277	2,026,539	1,616,315
Stocks	234,516	276,148	311,476
Mortgage loans	38,281	166,322	46,599
Real Estate	6,894	–	–
Other invested assets	176,175	133,143	55,645
Miscellaneous proceeds	845	40,228	3,852
Total investment proceeds	2,964,988	2,642,380	2,033,887

Cash applied, cost of investments acquired:
Bonds	(2,607,038)	(2,078,650)	(1,857,892)
Stocks	(173,996)	(136,185)	(41,932)
Mortgage loans	(198,631)	(165,761)	(99,977)
Real estate	(703)	(914)	(3,376)
Other invested assets	(181,373)	(184,300)	(241,456)
Miscellaneous applications	(50,274)	(7,356)	(71,166)
Total investment applications	(3,212,015)	(2,573,166)	(2,315,799)

Net (increase) decrease in certificateholders’ loans	(1,098)	875	345
Net cash (used in) provided by investing activities	(248,125)	70,089	(281,567)

Financing and miscellaneous activities
Cash (used) provided:
FHLB advances (repayments)	22,397	(35,040)	29,795
Securities lending	(26,052)	(29,433)	(32,703)
Other cash used	(106,877)	(116,691)	(2,670)
Net cash used by financing and miscellaneous activities	(110,532)	(181,164)	(5,578)

Net (decrease) increase in cash and short-term investments	(69,213)	183,919	(85,249)
Cash, cash equivalents and short-term investments at beginning of year	336,756	152,837	238,086
Cash, cash equivalents and short-term investments at end of year	$267,543	$336,756	$152,837

See accompanying notes.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements
(Dollars in Thousands)

December 31, 2025

1. Nature of Operations and Significant Accounting Policies

Description of Business

Modern Woodmen of America (the Society) was incorporated on May 5, 1884, in the state of Illinois, as a tax-exempt fraternal benefit society. The Society is licensed to sell insurance in every state except Hawaii and New York. The majority of the Society’s business is in the midwestern and southeastern portions of the United States.

MWA Financial Services, Inc. was established as a wholly owned subsidiary of the Society on February 2, 2001, operating as an introducing broker-dealer to engage in the sales of nonproprietary mutual funds, equity securities, and variable products offered by the Society to its members. The equity securities and certain nonproprietary products are cleared through Pershing LLC.

MWAGIA, Inc. was established on September 6, 2001, as a wholly owned subsidiary of MWA Financial Services, Inc. The subsidiary is involved in the sale of nonproprietary insurance products through the Society’s agents licensed to sell this type of coverage.

Conterra Top Holdings LLC was acquired on August 29, 2025, as a 84.579% owned subsidiary of the Society. The subsidiary engages, directly and through subsidiaries, in agricultural loan servicing, agricultural loan origination, agricultural real estate asset management, and related advisory services.

Key Risk Factors

The following is a description of what management believes to be significant risks facing diversified financial service organizations and how the Society mitigates those risks:

•	Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. The Society mitigates this risk by offering a wide range of products and operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices that identify and minimize the adverse impact of this risk.

•	Credit risk is the risk that issuers of securities owned by the Society or borrowers on mortgage loans on real estate will default or that other parties that owe the Society money will not pay. The Society minimizes this risk by adhering to a conservative investment strategy and by maintaining sound credit and collection policies. The Society mitigates this risk by only entering into transactions with creditworthy counterparties.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

•	Interest rate risk is the risk that interest rates will change and cause a decrease in the value of the Society’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. The Society mitigates this risk by charging fees for certain certificateholders’ contract terminations, by offering products that transfer this risk to the purchaser, and by attempting to match the maturity schedule of its assets with the expected payout of its liabilities.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Society’s statutory-basis financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the statutory-basis financial statements and accompanying notes.

Basis of Presentation

The Society’s financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Illinois Department of Insurance (statutory accounting practices), which practices differ in some respects from U.S. generally accepted accounting principles (GAAP).

The more significant differences between statutory accounting practices and GAAP are as follows:

Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners’ (NAIC) rating for statutory purposes. For GAAP purposes, such investments in fixed maturities are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity investments in fixed maturities are reported at amortized cost. The remaining investments in fixed maturities are reported at fair value with the unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of surplus for those designated as available-for-sale.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

U.S. GAAP, a valuation allowance is established at levels considered adequate to absorb estimated expected credit losses within the portfolio. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus for statutory purposes, rather than being included in net income as required by U.S. GAAP.

All single-class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment (OTTI) is considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security. An OTTI is also considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. If it is determined that an OTTI has occurred as a result of the cash flow analysis, the security is written down to the estimated future cash flows discounted at the security’s effective interest rate. If an OTTI has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

Changes in unrealized capital gains and losses on common stock are charged to surplus for statutory purposes. For GAAP purposes unrealized gains and losses are a component of income.

For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS, and ABS securities), other than high-credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the balance sheet date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI is separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in other comprehensive income (OCI). If high-credit quality securities are adjusted, the retrospective method is used.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

Investment and foreclosed real estate are carried at the lower of cost or fair value and are reported net of related obligations for statutory purposes rather than at cost less accumulated depreciation under GAAP. Investment income and operating expenses include imputed rent for the Society’s occupancy of those properties for statutory purposes.

Under a formula determined by the NAIC, the Society defers in the Interest Maintenance Reserve (IMR) the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity. Realized capital gains and losses are reported in operations net of transfers to the IMR for statutory purposes rather than reported in the statements of operations in the period that the asset giving rise to the gain or loss is sold under GAAP.

Declines in the value of investments due to noninterest-related risk are provided for through the establishment of an NAIC formula-determined statutory asset valuation reserve (AVR) with changes charged directly to surplus, rather than solely through recognition in the statements of operations for declines in value, when such declines are judged to be other than temporary under GAAP.

The accounts and operations of the Society’s subsidiaries are not consolidated with the accounts and operations of the Society as would be required under GAAP.

The costs of acquiring and renewing business are charged to current operations as incurred for statutory purposes rather than deferred and amortized over the premium-paying period for GAAP purposes.

Certain assets designated as nonadmitted are excluded from the accompanying statutory-basis balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent these assets are not impaired.

Certificate reserves on traditional life insurance products are based on statutory mortality rates and interest, which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals used for GAAP purposes.

Certificate reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values under GAAP.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

Expense allowances on reinsurance ceded are credited to income at the time the premium is ceded rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Any reinsurance balance amounts deemed to be uncollectible are written off through a charge to operations. In addition, liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets, as would be required under GAAP.

Revenues for universal life-type policies and annuity policies consist of the entire premiums received, and benefits incurred represent the total death benefits paid and the change in policy reserves for statutory purposes. Under GAAP, revenues include only policy charges for the cost of insurance, certificate initiation and administration, surrender charges, and other fees that have been assessed against certificate account values, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

For purposes of calculating the Society’s pension and postretirement benefit obligations, any postretirement benefit plan or other retirement benefit plan in an overfunded status recorded as an asset is considered non-admitted for statutory-basis accounting. In addition, unrecognized gains or losses and unrecognized service costs are included in OCI under GAAP and not recognized under statutory accounting practices.

Dividends to certificateholders are recognized when declared for statutory purposes rather than over the term of the related policies under GAAP.

For securities lending programs, cash collateral received which may be sold or repledged by the Society is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Society’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are presumed to be material.

Other significant statutory accounting practices follow.

Cash, Cash Equivalents and Short-Term Investments

In connection with the preparation of its statutory-basis statements of cash flow, the Society considers all highly liquid investments with a maturity of one year or less when purchased to be short-term investments. These investments have been valued at amortized cost, which approximates fair value.

Investments

Securities are valued in accordance with methods prescribed by the NAIC. Bonds are stated principally at cost, adjusted for amortization of premiums and accretion of discounts, both computed using the interest method. Preferred stocks are stated principally at cost. Common stocks are reported at fair value, as determined by the Securities Valuation Office of the NAIC (SVO) for unaffiliated companies, if available, with changes in unrealized gains or losses credited or charged directly to surplus. For the Society’s noninsurance subsidiaries, the common stock is reported based on underlying GAAP equity. Minor ownership interests in limited partnerships are also carried at a related share of GAAP equity.

Mortgage loans are predominantly first liens on agricultural land and large commercial buildings and are stated primarily at the unpaid principal balance. The Society records impaired loans at the present value of expected future cash flows discounted at the loan’s effective interest rate, or as an expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral-dependent. A loan is impaired when it is probable that the creditor will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement.

Certificateholders’ loans are reported at unpaid principal balance.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

Land is reported at cost. Real estate occupied by the Society, real estate held for the production of income, and real estate held for sale are reported at depreciated cost net of related obligations. Real estate that the Society has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Realized gains and losses on sales are determined on the basis of specific identification of investments. Changes in admitted asset carrying amounts of bonds and common stocks are generally credited or charged directly to unassigned and other surplus funds. However, the carrying amounts of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its estimated fair value, and a specific write-down through realized losses is taken, except for certain mortgage and asset backed securities. For mortgage and asset backed securities where the Society has the ability and intent to hold until recovery, the carrying values are written down through realized losses to the extent the estimated future cash flows discounted at the original effective interest rate are less than the carrying amount. For those same mortgage and asset backed securities, the difference between the estimated discounted cash flows and fair value is charged directly to surplus.

The AVR provides a reserve for losses from investments in bonds, preferred and common stocks, mortgage loans, real estate, and other invested assets, with related increases or decreases being recorded directly to surplus. Unrealized capital gains and losses on investments, including changes in mortgage and security reserves, are recorded directly in surplus.

The IMR primarily defers certain interest-related gains and losses on sales of fixed income securities, which are amortized into net investment income over the estimated remaining lives of the investments sold. The Society has $41,490 and $44,153 of net negative (disallowed) IMR which represents 1.500% and 1.767% of the Society’s $2,765,071 and $2,498,533 adjusted capital and surplus as of December 31, 2025 and 2024, resepectively. All of the net negative (disallowed) IMR is allocated to the general account. In 2025 and 2024 no derivatives generated IMR losses. Fixed income investments generating IMR losses comply with the reporting entity’s documented investment management policies. Asset sales that generated admitted negative IMR were not compelled by liquidity pressures.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

The Society’s investment policy requires it to maintain a diversified, high average quality debt securities portfolio and imposes limits on holdings of lower quality securities, including those with heightened risk-reward exposure. Credit exposure is regularly monitored on an overall basis and from industry, geographic, and individual issuer perspectives. Duration/cash flow characteristics of fixed-income investments are compared with those of insurance liabilities to ascertain that durations are prudently managed.

Interest income is recognized on an accrual basis. Dividends are recorded on the ex-dividend date. Income is generally not recorded on investments when there is evidence of default or another indication that such amounts will not be collected. There was no excluded investment income for the years ended December 31, 2025, 2024, or 2023.

Electronic Data Processing

The admitted value of the Society’s electronic data processing equipment is limited to 3% of surplus. The admitted portion is reported at cost, less accumulated depreciation of $4,977 and $5,074 in 2025 and 2024, respectively. Depreciation expense is computed using the straight-line method over the lesser of the useful lives of the assets or three years. Depreciation expense charged to operations in 2025, 2024, and 2023 was $1,361, $1,470, and $732, respectively.

Reserves for Life, Annuity, and Accident and Health Certificates

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than, or equal to, the minimum or guaranteed certificate cash values or the amounts required by the Illinois Department of Insurance. The Society returns premiums beyond the month of death. Surrender values on certificates do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force. As of December 31, 2025 and 2024 no additional reserves related to cash flow testing were established.

As of December 31, 2025 and 2024, deficiency reserves held by the Society and recorded as life and annuity aggregate reserves for certificate and contracts on the balance sheet were $129,341 and $136,058, respectively.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

For substandard table ratings, midterminal reserves are based on an approximate multiple of the standard mortality rates. For flat extra ratings, midterminal reserves are based on the standard or substandard mortality rates increased by one half of the gross annual premium.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is also determined by formula.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of all reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and cash basis evaluations. Although considerable variability is inherent in such estimates, the Society believes that the liability for unpaid claims is adequate. These estimates are continually reviewed, and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

The liabilities related to guaranteed investment contracts and certificateholder funds left on deposit with the Society generally are equal to fund balances less applicable surrender charges.

The Society started to calculate reserves for life products using VM-20 beginning with 2020 issues.

For variable annuities, the Society complies with VM-21, which replaced Actuarial Guidelines 43. VM-21 specifies statutory reserve requirements for all variable annuities. The aggregate reserve for contracts falling within the scope of these requirements equal the stochastic reserve plus the additional standard projection amount less any applicable pretax interest maintenance reserve. The Society did not use the Alternate Methodology or Phase-in for any contracts.

At December 31, 2025 and 2024, the Society had variable annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserves Held	Reinsurance Reserve Credit

December 31, 2025
Guaranteed minimum death benefit	$2,116,071	$2,073,296	$–
December 31, 2024
Guaranteed minimum death benefit	$1,956,183	$1,912,465	$–

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

The Society enters into reinsurance agreements with unaffiliated reinsurers in the normal course of business to limit its insurance risk, or to assume business.

Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the applicable reinsurance contracts. Premium income, policyholder benefits, and reserves are reported net of reinsurance.

Revenue Recognition and Related Expenses

Life premiums are recognized as income over the premium paying period of the related certificates. Annuity considerations are recognized as revenue when received. Deposits on contracts with no mortality or morbidity risk are recorded directly as a liability when received. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as commissions, are charged to operations as incurred.

Dividends to Certificateholders

Dividends to certificateholders are expensed as incurred. Dividend rates are established by the Society’s Board of Directors. Participating business written accounted for substantially all of total premiums earned in 2025, 2024, and 2023.

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are for individual variable annuities with a nonguaranteed return, and for which the certificateholder, rather than the Society, bears the investment risk. Separate account assets, which consist of investments in mutual funds, are reported at estimated fair value. Revenues and expenses related to the separate accounts, to the extent of benefits paid or provided to the separate accounts’ certificateholders, are excluded from the amounts reported in the accompanying statements of operations. Fees charged on separate account certificateholder deposits are included in other income.

Other

Nonadmitted assets (principally certain investments, receivables, and furniture and equipment) have been excluded from the balance sheets by a charge to surplus.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

1. Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes and Corrections of Errors

During 2023, an error was discovered in the Multi-Year Guaranteed Annuity (MYGA) reserve calculations. A change in the administrative system coding flowed into, and altered, the provided valuation extracts as of June 30, 2022, which resulted in the valuation program using the wrong guaranteed rate for MYGA reserve calculations. The error resulted in the understatement of aggregate annuity reserves of $26,728 at December 31, 2022. This change was recorded in 2023 as a prior period error with the adjustment recorded as an increase to aggregate annuity reserves and a decrease to surplus.

There were no accounting changes or corrections of errors during 2025 and 2024.

Recent Accounting Pronouncements

Effective January 1. 2025, the NAIC adopted revisions to SSAP No. 26 - Bonds, and SSAP No. 43 - Assets-Backed Securities to reflect accounting and reporting guidance under principles based bond definition for qualified investments. As a result of these adoptions, investments qualified as issuer credit obligation (“ICO”) are reported under SSAP No. 26; investments qualified as asset-backed security (“ABS”) are reported under SSAP No. 43.

Effective January 1, 2025, the NAIC adopted revisions to SSAP No.21, Other Admitted Assets to reflect accounting and reporting guidance for investments that do not meet the requirements of the principal based bond definition, and for residual tranches or interests/loss positions.

The adoption of this guidance did not result in the Society reclassifying any assets and there was no change to net income or surplus.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

2. Investments

The amortized cost and estimated fair value of bonds and preferred and common stocks as of December 31, 2025 and 2024, are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2025
ICOs:
U.S. Government Obligations (Exempt from RBC)	$366,465	$2,745	$(21,639)	$347,571
Municipal Bonds – General Obligations (Direct & Guaranteed)	98,744	6	(13,398)	85,352
Municipal Bonds – Special Revenue	411,609	825	(43,092)	369,342
Corporate Bonds	6,424,600	93,861	(264,392)	6,254,069
SVO-Identified Bond Exchange Traded Funds – Fair Value	42	-	-	42
Bonds Issued by Funds Representing Operating Entities	1,236,104	15,056	(19,001)	1,232,159
Other Issuer Credit Obligations	12,432	32	(162)	12,302
Total ICOs:	8,549,996	112,525	(361,684)	8,300,837

ABS:
Financial Asset-Backed Securities – Self Liquidating
Agency Residential Mortgage-Backed Securities – Guaranteed (Exempt from RBC)	$60,766	$1,528	$(5,433)	$56,861
Agency Commercial Mortgage-Backed Securities – Guaranteed (Exempt from RBC)	120,003	-	(6,985)	113,018

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

2. Investments (continued)

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2025 (cont’d)
Agency Residential Mortgage-Backed Securities – Not/Partially Guaranteed (Not Exempt from RBC)	235,845	3,895	(22,921)	216,819
Non-Agency Residential Mortgage-Backed Securities	659,154	6,247	(83,994)	581,407
Non-Agency Commercial Mortgage-Backed Securities	358,142	1,968	(14,117)	345,993
Non-Agency – CLOs/CBOs/CDOs	981,863	5,629	(5,155)	982,337
Other Financial Asset-Backed Securities – Self Liquidating	1,957,102	20,333	(20,117)	1,957,318
Financial Asset-Backed Securities – Not Self-Liquidating
Other Financial Asset-Backed Securities – Not Self-Liquidating	59,936	64	-	60,000
Non-Financial Asset-Backed Securities – Practical Expedient
Lease-Backed Securities – Practical Expedient	7,000	150	-	7,150
Total ABS:	4,439,811	39,814	(158,722)	4,320,903
Bonds	$12,989,807	$152,339	$(520,406)	$12,621,740
Preferred stocks	$89,158	$934	$(944)	$89,148
Common stocks – unaffiliated	$506,725	$456,928	$(12,814)	$950,839

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

2. Investments (continued)

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2024
Bonds:
U.S. government and agencies	$1,065,432	$724	$(130,312)	$935,844
States and political subdivisions	103,786	-	(17,841)	85,945
Corporate securities	8,022,392	44,036	(464,291)	7,602,137
Mortgage and asset-backed securities	3,734,274	27,499	(182,029)	3,579,744
Bond ETFs	38	-	-	38
	$12,925,922	$72,259	$(794,473)	$12,203,708
Preferred stocks	$89,158	$327	$(3,470)	$86,015
Common stocks – unaffiliated	$449,625	$449,001	$(17,242)	$881,384

The following tables show amortized costs, gross unrealized losses, and fair values of bonds aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position.

	December 31, 2025
	Carrying Value	Gross Unrealized Loss	Estimated Fair Value
Less than 12 months:
ICO	$915,388	$(18,544)	$896,844
ABS	414,192	(2,778)	411,414
	1,329,580	(21,322)	1,308,258

Greater than 12 months:
ICO	4,449,665	(343,139)	4,106,526
ABS	1,629,231	(155,945)	1,473,286
	6,078,896	(499,084)	5,579,812
Total	$7,408,476	$(520,406)	$6,888,070

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

2. Investments (continued)

	December 31, 2024
	Carrying Value	Gross Unrealized Loss	Estimated Fair Value
Less than 12 months:
U.S. government and agencies	$239,672	$(9,048)	$230,624
States and political subdivisions	3,962	(196)	3,766
Corporate securities	1,779,940	(60,955)	1,718,985
Mortgage and asset-backed securities	269,894	(3,222)	266,672
	2,293,468	(73,421)	2,220,047

Greater than 12 months:
U.S. government and agencies	784,108	(121,264)	662,844
States and political subdivisions	99,824	(17,645)	82,179
Corporate securities	4,830,515	(403,336)	4,427,179
Mortgage and asset-backed securities	1,660,553	(178,807)	1,481,746
	7,375,000	(721,052)	6,653,948
Total	$9,668,468	$(794,473)	$8,873,995

Included in the above tables are 1,218 securities from 716 issuers at December 31, 2025, and 1,674 securities from 940 issuers at December 31, 2024. Approximately 90% and 87% of the unrealized losses on fixed maturity securities are on securities that are rated investment grade at December 31, 2025 and 2024, respectively. Investment grade securities are defined as those securities rated a “1” or “2” by the SVO. Unrealized losses on investment grade securities are principally related to changes in market interest rates or changes in credit spreads since the securities were acquired.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

2. Investments (continued)

The Society defines its exposure to subprime mortgages as those securities that are not backed by FNMA, FHLMC, or GNMA; whole loans not classified as either Prime or Alt-A; and any CDO that has exposure to subprime collateral. The Society does not buy any subprime collateral directly. All exposure to subprime collateral was taken thru the CDO structure with managers that had significant experience in investing in this asset class. The Society monitors its whole loan portfolio closely for signs of mortgage-related risk exposure. At December 31, 2025 the whole loan positions were rated the equivalent of an NAIC 1 with the exception of one position that was an equivalent of an NAIC 4 and reported at fair value. At December 31, 2024 the whole loan positions were rated the equivalent of an NAIC 1 with the exception of one position that was an equivalent of an NAIC 5 and reported at amortized cost. The whole loan positions showed no signs that any were impaired.

The Society monitors the financial condition and operations of the securities rated below investment grade and of certain investment grade securities for which it has concerns regarding credit quality. In determining whether or not an unrealized loss is other than temporary, the Society reviews factors such as:

•	Historical operating trends.

•	Business prospects.

•	Status of the industry in which the issuer operates.

•	Quality of management.

•	Size of the unrealized loss.

•	Length of time the security has been in an unrealized loss position.

•	Whether or not the Society plans to sell a security prior to its maturity at an amount below its carrying amount.

•	Whether or not the Society has the ability to hold a security for a period of time to allow for recovery of the value to its carrying amount.

The Society believes the issuers of the securities in an unrealized loss position will continue to make payments as scheduled, and the Society has the ability and intent to hold these securities until they recover in value or mature.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

2. Investments (continued)

At December 31, 2025, the Society had $7,884 of gross unrealized losses on preferred and common stock securities with an estimated fair value of $87,639 that have been in an unrealized loss position for more than one year and $5,874 of gross unrealized losses on preferred and common stock securities with an estimated fair value of $75,183 that have been in an unrealized loss position for less than one year. At December 31, 2024, the Society had $11,205 of gross unrealized losses on preferred and common stock securities with an estimated fair value of $100,473 that have been in an unrealized loss position for more than one year and $9,507 of gross unrealized losses on preferred and common stock securities with an estimated fair value of $62,883 that have been in an unrealized loss position for less than one year.

The Society is required to categorize its loan-backed and structured securities impairments based upon the reason for which the Society recognized an OTTI. The following summarizes those securities for which the OTTI was recorded during the years ended 2025, 2024, and 2023:

	Year Ended December 31
	2025	2024	2023
OTTI recognized based on:
Inability or lack of intent to hold the investment in the security for a period of time sufficient to recover the amortized cost basis	$–	$-	$20,734
Total OTTI on loan-backed securities	$–	$-	$20,734

The unrealized losses of asset-backed securities where fair value is less than cost or amortized cost for which OTTI has not been recognized in earnings at December 31, 2025, is as follows:

Continuous Unrealized Loss Position	Amortized Cost	Unrealized Loss	Fair Value

Less Than 12 Months	$414,192	$(2,778)	$411,414
12 Months or Longer	1,629,231	(155,945)	1,473,286

No securities were held at December 31, 2025 and 2024 with a recognized OTTI where the present value of cash flows expected to be collected were less than the amortized cost basis of the securities.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

2. Investments (continued)

The amortized cost and estimated fair value of bonds at December 31, 2025, by final contractual maturity, are shown below. Expected maturities will differ from final contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Value	Estimated Fair Value

Maturity – ICOs:
Due in one year or less	$968,431	$960,313
Due one through five years	2,376,982	2,333,957
Due five through ten years	1,399,614	1,387,169
Due ten through twenty years	1,778,014	1,737,783
Over twenty years	2,026,913	1,881,573
No maturity date	42	42
Total ICO	8,549,996	8,300,837

Maturity – ABS:
Due in one year or less	$836,391	$831,694
Due one through five years	1,872,065	1,853,205
Due five through ten years	1,072,940	1,061,602
Due ten through twenty years	499,859	434,448
Over twenty years	158,556	139,954
No maturity date	–	–
Total ABS	4,439,811	4,320,903
Total ICO/ABS	$12,989,807	$12,621,740

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

2. Investments (continued)

Major categories of net investment income are summarized as follows:

	Year Ended December 31
	2025	2024	2023

Bonds	$647,514	$612,696	$581,656
Preferred stocks (unaffiliated)	3,992	3,618	3,371
Common stocks (unaffiliated)	17,165	17,757	19,599
Mortgage loans	22,709	33,738	24,478
Real estate	4,417	3,866	3,846
Certificateholders’ loans	8,700	8,688	8,642
Cash and short-term investments	6,869	6,244	6,418
Other invested assets	82,304	96,706	71,945
Other	1,728	1,543	5,166
	795,398	784,856	725,121
Less investment expenses	54,667	54,712	56,204
	$740,731	$730,144	$668,917

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

2. Investments (continued)

The major components of realized capital gains (losses) on investments reflected in operations and unrealized capital gains (losses) on investments reflected directly in surplus for the years ended December 31, are summarized as follows:

	Realized			Change in Unrealized
	2025	2024	2023	2025	2024	2023

Bonds	$(51,778)	$(23,911)	$(55,378)	$9,486	$(7,736)	$2,682
Preferred stock	–	–	–	3,133	7,665	2,312
Common stocks	117,621	130,990	111,997	13,272	3,061	47,350
Mortgage loans	350	(15,865)	–	–	–	–
Real Estate	1,065	–	–	–	–	–
Cash, cash equivalents, short term investments	846	1,782	126	–	–	432
Derivatives	285	2,008	2,037	4,658	513	(2,078)
Other invested assets	2,175	6,645	384	9,690	(11,750)	(13,836)
Total capital gains (losses)	70,564	101,649	59,166	40,239	(8,247)	36,862

Transferred to interest maintenance reserve	(32,477)	(24,363)	(34,509)	–	–	–
Net capital gains (losses)	$103,041	$126,012	$93,675	$40,239	$(8,247)	$36,862

Proceeds from sales of bonds and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2025	2024	2023
Proceeds	$1,058,631	$826,925	$691,654
Gross realized gains	25,042	2,040	8,543
Gross realized losses	(68,005)	(25,628)	(43,252)
Net realized capital losses	$(42,963)	$(23,588)	$(34,709)

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

2. Investments (continued)

OTTIs included in the realized capital losses of bonds and mortgages were as follows:

	Year Ended December 31
	2025	2024	2023
Bonds	$6,361	$-	$20,734
Other Invested Assets	11	-	-
Mortgages	-	13,676	-
OTTIs included in realized capital losses	$6,372	$13,676	$20,734

The corporate private placement bond portfolio is diversified by issuer and industry. At December 31, 2025 and 2024, 60.5%, or $7,860,366, and 60.3%, or $7,805,641, respectively, of the Society’s bond portfolio was invested in private placement bonds.

At December 31, 2025 and 2024, 100.0% and 100.0%, respectively, of the Society’s bond portfolio is carried at amortized cost, with the remainder carried at the lower of amortized cost or fair value. Investments totaling $0 were non-income producing at December 31, 2025, 2024 and 2023. At December 31, 2025, the gross interest income due and accrued was $143,619 and the admitted interest income due and accrued was $143,457.

At December 31, 2025, the Society had outstanding funding commitments of $87,602 for private placement bonds, $7,385 for mortgages, and $669,865 for other invested asset contributions.

At December 31, 2025 and 2024, the Society had $621,582 and $560,131, respectively, of securities on loan to approved brokers to earn additional income. The Society receives collateral against the loaned securities and maintains collateral in an amount not less than 102% of the fair value of the loaned securities during the period of the loan. Although risk is mitigated by the collateral, the Society could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2025 and 2024, the aggregate amount of collateral received under 30-day terms or less was $673,637 and $583,272, respectively, and the aggregate fair value of all securities acquired from the sale, trade, or use of the accepted collateral was $362,664 and $337,034, respectively. The carrying value of the collateral reinvested was $362,599 and $337,261 or 2.0% and 2.0% of both the total assets and total admitted assets at December 31, 2025 and 2024, respectively. All collateral was invested in a custom, separately managed account at The Northern Trust Company.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

2. Investments (continued)

Maturities of collateral reinvested from securities lending were as follows:

	December 31
	2025	2024

30 days or less	$49,021	$71,087
31 to 60 days	83,833	42,434
61 to 90 days	29,474	34,500
91 to 120 days	93,500	101,381
121 to 180 days	45,854	52,750
181 to 365 days	60,917	35,109
1 to 2 years	-	-
2 to 3 years	-	-
Greater than 3 years	-	-
Total collateral reinvested	$362,599	$337,261

Securities in which documentation necessary to permit a full credit analysis of the security by the SVO does not exist, interest and principal payments are current and the Society expects to receive payment of all contracted interest and principal are classified as 5GI securities. At December 31, 2025, the Society had one 5GI security with a book adjusted carrying value of $4,644 and a fair value of $4,896. December 31, 2024, the Society had one 5GI security with a book adjusted carrying value of $4,631 and a fair value of $4,757. During the year ended December 31, 2025 and 2024, the Society had 69 and 47 securities, respectively, with prepayment penalty and acceleration fees resulting in $2,069 and $64, respectively, in investment income.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

2. Investments (continued)

The following shows pledged or restricted assets at December 31, 2025 and 2024:

	December 31, 2025
	Total General Account (G/A)	G/A Supporting S/A Restricted Assets	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Gross Restricted to Total Assets (%)	Admitted Restricted to Total Admitted Assets (%)
Collateral held under security lending arrangements	$673,637	–	–	–	$673,637	3.555	3.613
Placed under option contracts	25,344	–	–	–	25,344	0.134	0.136
Letter stock or securities restricted as to sale	39,503	–	–	–	39,503	0.208	0.212
FHLB capital stock	33,531	–	–	–	33,531	0.177	0.180
On deposit with state	611	–	–	–	611	0.003	0.003
Pledged as collateral to FHLB	1,343,725	–	–	–	1,343,725	7.092	7.207
Pledged as collateral to New York	99,423	–	–	–	99,423	0.525	0.533
Assets held under modco reinsurance agreements	76,545	–	–	–	76,545	0.404	0.411
Assets held under funds withheld reinsurance agreements	1,354,242	–	–	–	1,354,242	7.147	7.263
Total Restricted Assets	$3,646,561	$–	$–	$–	$3,646,561	19.245	19.558

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

2. Investments (continued)

	December 31, 2024
	Total General Account (G/A)	G/A Supporting S/A Restricted Assets	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Gross Restricted to Total Assets (%)	Admitted Restricted to Total Admitted Assets (%)
Collateral held under security lending arrangements	$337,261	$–	$–	$–	$337,261	1.829	1.856
Placed under option contracts	52,118	–	–	–	52,118	0.283	0.287
Letter stock or securities restricted as to sale	3,069	–	–	–	3,069	0.017	0.017
FHLB capital stock	33,402	–	–	–	33,402	0.181	0.184
On deposit with state	606	–	–	–	606	0.003	0.003
Pledged as collateral to FHLB	1,301,366	–	–	–	1,301,366	7.057	7.163
Pledged as collateral to New York	103,451	–	–	–	103,451	0.561	0.569
Total Restricted Assets	$1,831,273	$–	$–	$–	$1,831,273	9.931	10.079

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

2. Investments (continued)

Commercial mortgage loans and corporate bonds originated or acquired by the Society represent its primary areas of credit risk exposure. At December 31, 2025 and 2024, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property-Type Distribution
	December 31			December 31
	2025	2024		2025	2024

Mountain	30%	23%	Agriculture	78%	77%
South Central	23	32	Apartments	14	3
Pacific	21	18	Industrial	7	1
Mid Atlantic	13	19	Other	1	19
North Central	9	8
South Atlantic	4	–

The credit quality for mortgage loans is monitored based on their watch list status, as determined by stringent parameters considering continued viability of the tenants providing the income stream, remaining amortization, and cross collateralization. At December 31, 2025 and 2024, the breakdown of mortgage loans by watch list status is as follows:

	December 31
	2025	2024
Watch List	$7,530	$13,010
Non-Watch List	484,936	345,076
	$492,466	$358,086

A review of each mortgage loan is performed quarterly to determine if impairments are necessary. Mortgage loans are considered impaired when collectability of amounts due according to the contractual terms of the mortgage agreement is not probable.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

2. Investments (continued)

During 2025, the respective maximum and minimum lending rates for new farm loans were 9.27% and 6.39% and commercial mortgage loans were 13.745% and 7.038%. During 2024, the respective maximum and minimum lending rates for new farm loans were 8.50% and 6.62% and commercial mortgage loans were 10.479% and 7.68%. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2025, the Society held one mortgage with interest overdue more than 180 days. At December 31, 2024, the Society held two mortgages with interest overdue more than 180 days. During 2025 and 2024, no interest rates were reduced. The Society accrues interest income on impaired loans to the extent it is deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis. There were no tax assessments or advances made on mortgage loans during 2025. There were no impairments on mortgage loans during 2025. The Society recognized an impairment on two mortgage loans during 2024 in the amount of $13,676, representing the current value of the mortgage loans, which resulted in a new book value at the time of impairment of $12,971. At December 31, 2025, the Society held one restructured mortgage. At December 31, 2024, the Society held two restructured mortgages. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building. The Society has unfunded loan commitments of $7,385 at December 31, 2025.

There were no impairments or re-classifications on real estate during 2025 or 2024.

During the third quarter, the Society took title through foreclosure to the Avenues Recovery property in Fort Collins, Colorado. This property was classified as held for sale and had a book value of $5,829. The property was sold on October 21, 2025. A gain of $1,065 was realized.

During the second quarter, the Society took title through foreclosure to the Pistachio Farmlands in Mendota and Helm, California. These properties are classified as held for sale and have a combined book value of $22,262.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

3. Investments in Affiliated Companies

At December 31, 2025 and 2024 the Society’s investments in affiliated companies carried at the underlying GAAP basis equity for MWA Financial Services, Inc. was $3,987 and $3,069, respectively. Conterra Top Holdings LLC was acquired during 2025 and had an underlying GAAP basis equity of $30,616 as of December 31, 2025.

NAIC filing response information is as follows:

	Type of NAIC Filing	Date of Filing To NAIC	NAIC Valuation Amount	NAIC Response Received	Resubmission Required

MWA Financial Services	S2	05/05/2025	$3,069	Y	N
Conterra Top Holdings LLC	S1	11/25/2025		Y
Total			$3,069

At December 31, 2025 and 2024, the total consolidated assets of MWA Financial Services, Inc. were $7,952 and $6,286, respectively. Net income for the years ended December 31, 2025 and 2024 were $919 and $495, respectively and net loss for the year ended December 31, 2023 was $125.

The Society entered into a servicing agreement with MWA Financial Services, Inc. where it will reimburse the Society for direct and allocated indirect costs. Total costs reimbursed by MWA Financial Services, Inc. were $5,280, $5,305, and $4,174 during 2025, 2024, and 2023, respectively. The Society made no capital contributions to MWA Financial Services, Inc. during 2025, 2024 or 2023.

At December 31, 2025, the total consolidated assets of Conterra Top Holdings LLC were $47,823. Net income for the year ended December 31, 2025 was $1,850. The Society purchased 52,113 common units of Conterra Top Holdings LLC for $30,195 and $5,000 of non-convertible preferred equity of Conterra Top Holdings LLC for $5,000 in 2025.

The Society has an agreement with Conterra Top Holdings LLC and it subsidiaries (Conterra), in which Conterra underwrites and services agricultural mortgage loans. Conterra charges the Society for servicing those loans. Since becoming an affiliate the Society has recevied $7,561 in income and paid $1,484 in fees under this agreement.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

4. Business Combinations and Goodwill

The Society purchased an 84.579% interest of Conterra Top Holdings LLC (Conterra) on August 29, 2025 (see Note 1). The transaction was accounted for as a statutory purchase and reflects the following:

Cost of Acquired Entity	$30,195
Original Amount of Goodwill	14,913
Original Amount of Admitted Goodwill	14,913
Admitted Goodwill as of the Reporting Date	14,789
Amortized During the Reporting Period	124
Book Value of SCA	30,516
Admitted Goodwill as a percentage of Book Value	48.5%

Subcomponents and calculation of adjusted surplus are as follows:

Prior Quarter Numbers
Capital and Surplus	$2,814,533
Less:
Admitted Positive Goodwill	14,913
Admitted EDP Equipment	1,419
Adjusted Capital and Surplus	2,798,201
10% Goodwill limitation	279,820

Current Reporting Period
Admitted Goodwill	$14,789
Admitted Goodwill as percentage of prior period Adjusted Capital and Surplus	0.5%

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

5. Derivative Instruments

The Society uses derivative financial instruments in the normal course of business to manage investment risks, to reduce interest rate and duration imbalances determined in asset/liability analysis and to offset risks associated with the fixed indexed annuity products. Purchased and sold call options associated with the fixed indexed annuities products are reported at fair value. The changes in fair value of the options are recorded in unrealized gains and losses.

The Society also writes covered call options on various common stock holdings to generate income. Covered call options on equities are not exposed to market risk because they have been written at a specific price, thereby locking in the gain (income) for the transactions. The Society is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments but mitigates this risk by entering into transactions with creditworthy counterparties. The Society is not subject to cash requirements for these transactions. Written covered call options grant the purchaser, for a premium payment, the right but not the obligation, to purchase a financial instrument at a specified price within a specified time frame. The premium received is recorded as a liability and marked to market at each statement date. On exercise, premiums received are recognized immediately by combining them with gains or losses on the covering asset. On expiration, gains or losses are recognized immediately as a component of realized gains or losses. The average fair value of covered call options written for income generation was $527, $409 and $622, during 2025, 2024 and 2023, respectively.

The notional and carrying values of the derivatives are as follows:

	December 31, 2025		December 31, 2024
	Notional Value	Carrying Value	Notional Value	Carrying Value
Purchased Call Options
Hedging	$493,134	$24,776	$225,726	$6,160

Written Call Options
Hedging	$110,445	$8,002	$34,450	$2,094
Income Generation	25,344	76	52,118	263

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

6. Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheets approximate their fair value due to their liquid nature or expected short-term settlement.

Bonds, preferred stocks, and unaffiliated common stocks: Fair values are based on quoted market prices in active markets or dealer quotes. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, or in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit, and maturity of the investment.

Mortgage loans: Fair values for mortgage loans are estimated using discounted cash flow analyses using interest rates currently being offered for loans with similar terms to borrowers with similar credit quality.

Other invested assets: The funds are valued at net asset value (NAV) provided by the administrators of the fund. Significant investment strategies include small cap US growth. There is no unfunded commitment for this fund. Redemption of this fund requires prior written notice (monthly redemption with at least 5 days’ notice). Fair values for remaining other invested assets are not required to be disclosed as they are accounted for under the equity method.

Certificateholders’ loans: Certificateholders’ loans have no defined maturity and are secured by the value of the underlying insurance policies. The Society believes that the carrying value approximates the fair value of the certificateholder loans.

Separate account assets: Separate account assets are reported at estimated fair value in the Society’s statutory-basis balance sheets based upon net asset values provided by the underlying mutual funds.

Securities lending reinvested collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash and short-term investments and Bonds, preferred stocks, and unaffiliated stocks.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

6. Fair Value of Financial Instruments (continued)

Aggregate reserves for interest-sensitive certificates and contracts, life and annuity: As there have been no significant changes in the credit quality of the instruments or significant fluctuations in interest rates, their fair value is estimated at their carrying value less expected surrender charges.

Certificate and contract claims, other certificateholders’ funds, and dividends payable to certificateholders: The carrying amounts reported in the statutory-basis balance sheets for these items approximate their fair value because short-term settlement is expected.

Liabilities related to separate accounts: Separate account liabilities are estimated at cash surrender value, the cost the Society would incur to extinguish the liability.

Fair values for the Society’s insurance contracts other than investment-type contracts (including separate account liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Society’s overall management of interest rate risk, such that the Society’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Society’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy designed to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value, (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable in the market. Observable inputs are inputs that reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

6. Fair Value of Financial Instruments (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – Unadjusted quoted prices in active markets that are accessible to the reporting entity at the measurement date for identical assets and liabilities.

Level 2 – Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

•	Quoted prices for similar assets and liabilities in active markets

•	Quoted prices for identical or similar assets or liabilities in markets that are not active

•	Observable inputs other than quoted prices that are used in the valuation of the assets or liabilities (e.g., interest rate and yield curve quotes at commonly quoted intervals)

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means

Level 3 – Unobservable inputs for the asset or liability (i.e., supported by little or no market activity). Level 3 inputs include management’s own assumption about the assumptions that market participants would use in pricing the asset or liability.

The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level of input that is significant to the fair value measurement in its entirety.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

6. Fair Value of Financial Instruments (continued)

The valuation techniques used by the Society to measure fair value during the years ended December 31, 2025 and 2024, maximized the use of observable inputs and minimized the use of unobservable inputs. The estimated carrying amounts and fair values of the Society’s financial instruments subject to provisions of Statement of Statutory Accounting Principles (SSAP) No. 100 Fair Value Measurements are as follows:

	December 31, 2025
	Carrying Value	Fair Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial assets:
Cash, cash equivalents and short-term investments	$267,543	$267,570	$254,652	$12,918	$–	$–
Issuer Credit Obligations	8,549,996	8,300,837	42	8,300,795	–	–
Asset-Backed Securities	4,439,811	4,320,903	–	4,320,903	–	–
Preferred stocks	89,148	89,148	89,148	–	–	–
Common stocks – unaffiliated	950,839	950,839	917,308	–	33,531	–
Mortgage loans	492,466	485,444	–	–	485,444	–
Other invested assets	156,455	152,491	–	51,313	–	101,178
Derivatives	24,776	24,776	–	24,776	–	–
Certificateholders’ loans	127,349	127,349	–	127,349	–	–
Separate account assets	1,746,575	1,746,575	–	–	–	1,746,575
Securities lending reinvested collateral	362,599	362,664	–	362,664	–	–
Financial liabilities:
Aggregate reserves for interest- sensitive certificates and contracts, life and annuity	7,222,047	6,640,911	–	–	6,640,911	–
Separate account liabilities	1,746,575	1,746,575	1,746,575	–	–	–
Securities lending reinvested collateral	362,599	362,599	–	362,599	–	–
Call options	8,079	8,079	76	8,002	–	–

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

6. Fair Value of Financial Instruments (continued)

	December 31, 2024
	Carrying Value	Fair Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial assets:
Cash, cash equivalents and short-term investments	$336,756	$336,835	$318,951	$17,884	$–	$–
Bonds	12,925,922	12,203,709	38	12,203,671	–	–
Preferred stocks	86,015	86,015	86,015	–	–	–
Common stocks – unaffiliated	881,384	881,384	847,982	–	33,402	–
Mortgage loans	358,086	354,599	–	–	354,599	–
Other invested assets	177,915	170,516	–	66,973	–	103,543
Derivatives	6,160	6,160	–	6,160	–	–
Certificateholders’ loans	126,117	126,117	–	126,117	–	–
Separate account assets	1,536,886	1,536,886	–	–	–	1,536,886
Securities lending reinvested collateral	337,261	337,238	–	337,238	–	–
Financial liabilities:
Aggregate reserves for interest- sensitive certificates and contracts, life and annuity	6,974,626	6,439,017	–	–	6,439,017	–
Separate account liabilities	1,536,886	1,536,886	1,536,886	–	–	–
Securities lending reinvested collateral	337,261	337,261	–	337,261	–	–
Call options	2,358	2,358	263	2,095	–	–

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

6. Fair Value of Financial Instruments (continued)

The following table provides information as of December 31, 2025 and 2024 about the Society’s financial assets measured at fair value.

	December 31, 2025
	Level 1	Level 2	Level 3	NAV	Total
Assets at Fair Value
Bonds – issuer credit obligations	$42	$–	$–	$–	$42
Bonds – asset-backed securities	–	261	–	–	261
Perpetual preferred stock	89,148	–	–	–	89,148
Common stock – unaffiliated	917,308	–	33,531	–	950,839
Other invested assets	–	5,203	–	101,178	106,381
Derivatives	–	24,776	–	–	24,776
Separate account assets	–	–	–	1,746,575	1,746,575
Total	$1,006,498	$30,240	$33,531	$1,847,753	$2,918,022
Liabilities at Fair Value
Call options	$76	$8,002	$–	$–	$8,078
Total	$76	$8,002	$–	$–	$8,078

	December 31, 2024
	Level 1	Level 2	Level 3	NAV	Total
Assets at Fair Value
Bonds – industrial & misc	$–	$2,942	$–	$–	$2,942
Bonds – commercial MBS	–	2,843	–	–	2,843
Bond ETFs	38	–	–	–	38
Perpetual preferred stock	86,015	–	–	–	86,015
Common stock – unaffiliated	847,982	–	33,402	–	881,384
Other invested assets	–	21,630	–	103,543	125,173
Derivatives	–	6,160	–	–	6,160
Separate account assets	–	–	–	1,536,886	1,536,886
Total	$934,035	$33,575	$33,402	$1,640,429	$2,641,441
Liabilities at Fair Value
Call options	$263	$2,095	$–	$–	$2,358
Total	$263	$2,095	$–	$–	$2,358

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

6. Fair Value of Financial Instruments (continued)

The following table summarizes the changes in assets classified in Level 3 for 2025:

	Balance at January 1, 2025	Transfers into (out of) Level 3	Amortization	Total Gains and (Losses) Included in Net Income (a)	Total Gains and (Losses) Included in Surplus (b)	Purchases, Issuances, and Settlements	Sales	Balance at December 31, 2025
Common stock
FHLB	$33,402	$–	$–	$–	$–	$2,966	$(2,837)	$33,531
Total	$33,402	$–	$–	$–	$–	$2,966	$(2,837)	$33,531

(a)	Recorded as a component of net realized capital gains (losses) in the statement of operations

(b)	Recorded as a component of change in net unrealized capital (losses) gains in the statements of changes in surplus.

As of December 31, 2025, the reported fair value of Level 3 NAIC 6 securities was $0. Federal Home Loan Bank of Chicago (FHLB) common stock of $33,531 is valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

The following table summarizes the changes in assets classified in Level 3 for 2024:

	Balance at January 1, 2024	Transfers into (out of) Level 3	Amortization	Total Gains and (Losses) Included in Net Income (a)	Total Gains and (Losses) Included in Surplus (b)	Purchases, Issuances, and Settlements	Sales	Balance at December 31, 2024
Common stock
FHLB	$32,817	$–	$–	$–	$–	$585	$–	$33,402
Total	$32,817	$–	$–	$–	$–	$585	$–	$33,402

(a)	Recorded as a component of net realized capital gains (losses) in the Statement of Operations.

(b)	Recorded as a component of change in net unrealized capital (losses) gains in the Statements of Changes in Surplus.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

6. Fair Value of Financial Instruments (continued)

As of December 31, 2024, the reported fair value of Level 3 NAIC 6 securities was $0. Federal Home Loan Bank of Chicago (FHLB) common stock of $33,402 is valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

7. Funding Arrangements and Debt

The Society has a $100,000 collateralized line of credit available from The Northern Trust Company to borrow funds to complete the purchase of investments or otherwise meet the short-term cash needs of the Society. Interest is payable quarterly at a variable rate. The agreement has no date of expiration. The Society paid $0 in interest during 2025 and 2024 and had no borrowings from this line of credit at December 31, 2025 and 2024. The line of credit agreement is secured by investment securities held in safekeeping at The Northern Trust Company.

The Society is a member of the Federal Home Loan Bank (FHLB) of Chicago. The maximum amount borrowed during 2025 and 2024 was $760,940 and $740,300, respectively. Through its membership agreement, the Society has a total of $739,101 and $718,312 Discount Note and Fixed Rate Fixed Term borrowings from the FHLB Chicago at December 31, 2025 and 2024, respectively. These borrowings are subject to prepayment penalties. This represents a secured borrowing and is accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations as borrowed money. The Society utilized these funds as part of its paired borrowing strategy. During the years ended December 31, 2025 and 2024, interest of $33,351 and $38,142, respectively, was paid on these borrowings. As of December 31, 2025 and 2024, collateral was equal to 7.1% and 7.1% of total assets and 7.2% and 7.2% of total admitted assets, respectively.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

7. Funding Arrangements and Debt (continued)

A summary of FHLB borrowings as of December 31, 2025 is as follows:

Issue	Maturity	Interest	Carrying	Face
Date	Date	Rate	Amount	Amount
09/15/21	09/09/26	3.905%	$10,024	$10,000
10/15/21	10/09/26	4.232	30,192	29,900
10/20/21	10/14/26	4.218	20,183	20,000
11/19/21	11/13/26	4.173	10,056	10,000
01/19/22	01/13/27	4.218	26,591	26,350
01/21/22	01/15/27	4.237	21,692	21,500
01/24/22	01/20/27	4.182	10,082	10,000
02/25/22	02/19/27	4.152	15,071	15,000
03/11/22	03/15/27	2.140	5,009	5,000
03/18/22	07/15/27	2.400	5,010	5,000
03/18/22	03/15/27	2.360	5,010	5,000
04/13/22	04/07/27	4.227	5,050	5,000
04/18/22	04/14/27	4.218	12,110	12,000
04/20/22	04/14/27	4.218	40,971	40,600
04/22/22	04/16/27	4.237	22,550	22,350
04/27/22	04/27/27	3.110	5,013	5,000
07/12/22	02/17/26	3.190	4,011	4,000
07/15/22	07/09/27	4.232	10,097	10,000
07/20/22	07/15/26	4.208	5,045	5,000
10/21/22	10/15/27	4.237	10,089	10,000
10/24/22	10/20/27	4.182	7,562	7,500
11/18/22	05/15/26	4.280	4,015	4,000
10/20/23	02/17/26	5.110	5,022	5,000
10/31/23	04/15/26	5.050	8,035	8,000
10/31/23	04/15/26	5.000	5,022	5,000
04/17/24	04/12/28	4.278	10,093	10,000
05/10/24	05/08/26	4.195	2,013	2,000
07/17/24	10/16/26	4.430	6,274	6,250
07/23/24	01/19/27	4.390	4,216	4,200
08/12/24	05/17/27	3.950	4,515	4,500
09/10/24	06/15/27	3.600	4,765	4,750
01/14/25	05/04/29	4.295	13,085	13,000
01/15/25	01/12/28	4.338	5,552	5,500
01/17/25	01/14/28	4.357	9,083	9,000
01/17/25	01/14/28	4.357	4,037	4,000
01/17/25	01/14/28	4.357	5,046	5,000

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

7. Funding Arrangements and Debt (continued)

Issue	Maturity	Interest	Carrying	Face
Date	Date	Rate	Amount	Amount
01/17/25	01/12/29	4.387%	$4,037	$4,000
01/22/25	01/19/28	4.302	14,119	16,100
01/24/25	01/18/30	4.347	10,083	10,000
01/29/25	01/24/29	4.288	4,403	5,000
02/21/25	02/16/29	4.352	9,582	9,500
02/28/25	02/22/30	4.352	10,086	10,000
02/28/25	02/23/29	4.268	11,587	11,500
03/05/25	02/28/29	4.278	5,038	5,000
03/07/25	03/02/29	4.352	8,573	8,500
03/21/25	03/16/29	4.362	10,086	10,000
03/28/25	03/23/29	4.362	7,060	7,000
04/24/25	04/15/27	3.860	3,010	3,000
05/14/25	05/08/30	4.517	3,029	3,000
07/16/25	01/14/26	4.188	12,109	12,000
07/16/25	01/14/26	4.188	14,369	80,200
07/16/25	01/14/26	4.188	2,119	21,000
08/06/25	02/04/26	4.147	2,959	2,940
10/08/25	10/21/26	4.182	5,041	5,000
10/10/25	04/10/26	4.202	11,107	11,000
10/10/25	10/21/26	4.192	10,083	10,000
10/15/25	04/15/26	4.198	35,318	35,000
10/22/25	10/17/29	4.462	5,044	5,000
10/22/25	10/17/29	4.462	5,044	5,000
10/22/25	04/22/26	4.152	3,529	3,500
10/22/25	04/22/26	4.152	33,270	33,000
10/22/25	04/22/26	4.152	6,049	6,000
10/22/25	04/22/26	4.152	4,033	4,000
10/22/25	04/22/26	4.152	10,082	10,000
10/24/25	04/24/26	4.147	18,143	18,000
10/24/25	04/24/26	4.147	8,870	8,800
10/24/25	04/24/26	4.147	15,774	15,650
10/24/25	10/20/28	4.377	6,050	6,000
11/06/25	01/21/28	4.329	8,054	8,000
11/14/25	05/15/26	4.143	10,055	10,000
11/19/25	05/20/26	4.123	6,030	6,000
12/04/25	01/30/29	4.250	10,033	10,000
12/04/25	12/03/27	4.150	13,042	13,000
12/23/25	01/16/30	4.113	10,010	10,000
Total			$739,101	$821,090

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

7. Funding Arrangements and Debt (continued)

The table below indicates the amount of FHLB stock purchased, collateral pledged, and assets and liabilities related to the agreement with FHLB as of December 31, 2025 and 2024. Stock purchased is classified as Activity Stock for FHLB purposes. Maximum borrowing capacity is calculated as 25% of total net admitted assets excluding separate accounts as of December 31, 2025.

	December 31
	2025	2024

FHLB stock purchased/owned as part of the agreement	$33,531	$33,402
Collateral pledged to the FHLB – carrying value	1,343,725	1,301,366
Collateral pledged to the FHLB – fair value	1,191,428	1,101,438
Maximum borrowing capacity	4,224,524	4,158,046

At December 31, 2025, the Society had no outstanding commitments for additional FHLB advances to be made in 2026.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

8. Annuity Reserves and Deposit Fund Liabilities

The Society’s annuity reserves and other certificate holder funds that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	December 31, 2025
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
At book value less current surrender charge of 5% or more	$2,306,963	$–	$367,842	$2,674,805	24%
Total with adjustment or at market value	2,306,963	–	367,842	2,674,805	24

Subject to discretionary withdrawal (without adjustment) at book value with minimal or no change or adjustment	5,862,427	–	1,342,367	7,204,794	64
Not subject to discretionary withdrawal	1,349,143	–	64	1,349,207	12
Total annuity reserves and deposit fund liabilities – before reinsurance	9,518,533	–	1,710,273	11,228,806	100%

Less reinsurance ceded	2,642,951	–	–	2,642,951
Net annuity reserves and deposit fund liabilities	$6,875,582	$–	$1,710,273	$8,585,855

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

8. Annuity Reserves and Deposit Fund Liabilities (continued)

	December 31, 2024
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
At book value less current surrender charge of 5% or more	$2,000,244	$–	$364,800	$2,365,044	21%
Total with adjustment or at market value	2,000,244	–	364,800	2,365,044	21

Subject to discretionary withdrawal (without adjustment) at book value with minimal or no change or adjustment	6,244,009	–	1,137,092	7,381,101	66
Not subject to discretionary withdrawal	1,390,288	–	109	1,390,397	13
Total annuity reserves and deposit fund liabilities – before reinsurance	9,634,541	–	1,502,001	11,136,542	100%

Less reinsurance ceded	2,796,322	–	–	2,796,322
Net annuity reserves and deposit fund liabilities	$6,838,219	$–	$1,502,001	$8,340,220

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

8. Annuity Reserves and Deposit Fund Liabilities (continued)

A reconciliation of total annuity actuarial reserves and deposit fund liabilities is as follows:

	December 31
	2025	2024
Life and Accident and Health Annual Statement:
Annuity reserves, total net	$6,833,559	$6,797,136
Supplementary contracts with life contingencies, total net	42,023	41,083
Deposit-type contracts, total net	274,192	300,244
	7,149,774	7,138,463
Separate Accounts Annual Statement:
Annuity reserves, total net	1,710,273	1,502,001
Total annuity actuarial reserves and deposit fund liabilities	$8,860,047	$8,640,464

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)
(Dollars in Thousands)

8. Annuity Reserves and Deposit Fund Liabilities (continued)

Life actuarial reserves in the General Account as of December 31, 2025 are as follows:

	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies	$-	$25,719	$89,418
Universal life	1,125,799	1,103,755	1,131,524
Universal life with secondary guarantees	106,124	94,743	463,253
Other permanent cash values life insurance	431,542	1,465,070	1,868,605

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			184,059
Accidental death benefits			5,031
Disability – active lives			23,166
Disability – disabled lives			48,384

Total – gross	1,663,465	2,689,287	3,813,440
Reinsurance ceded	-	-	149,284

Total – net	$1,663,465	$2,689,287	$3,664,156

Reconciliation of total life insurance reserves as of December 31, 2025 is as follows:

Life Annual Statement
Exhibit 5, life insurance section	$3,587,575
Exhibit 5, accidental death benefits section	5,031
Exhibit 5, disability – active lives section	23,166
Exhibit 5, disability – disabled lives section	48,384

Total	$3,664,156

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Separate Accounts

Information regarding the nonguaranteed separate accounts of the Society as of, and for the years ended December 31, are as follows:

	Year Ended December 31
	2025	2024	2023
Premiums, deposits, and other considerations	$122,343	$105,248	$80,884

Reserves:
For accounts with assets at:
Market value	$1,710,273	$1,502,001
Total	$1,710,273	$1,502,001

	December 31
	2025	2024
Reserves for nonguaranteed separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
At market value	$1,710,209	$1,501,892
Not subject to discretionary withdrawal	64	109
Total separate account reserves	$1,710,273	$1,502,001

A reconciliation of the amounts transferred to and from the separate accounts is as follows:

	Year Ended December 31
	2025	2024	2023
Transfers as reported in the summary of operations of the separate account statement:
Transfers to separate accounts	$122,343	$105,248	$80,884
Transfers from separate accounts	121,699	111,818	67,167
Transfers as reported in the statements of operations herein	$644	$(6,570)	$13,717

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

9. Separate Accounts (continued)

Some separate account liabilities are guaranteed by the general account. As of December 31, 2025 and 2024, the general account of the Society had a maximum guarantee for separate account liabilities of $172 and $83, respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $16,191, $14,718, and $11,988 to the general account in 2025, 2024, and 2023, respectively. As of December 31, 2025, 2024, and 2023, the general account of the Society had paid $1,594, $1,492, and $1,717, respectively, toward separate account guarantees.

10. Surplus

The Society is required to maintain minimum surplus levels established by the Illinois Department of Insurance. The Society is also subject to risk-based capital (RBC) requirements promulgated by the NAIC and adopted by the Illinois Department of Insurance. The RBC standards establish uniform minimum capital requirements for insurance companies. The RBC formula applies various weighting factors to financial balances or various levels of activities based on the perceived degree of risk. As of December 31, 2025, the Society’s surplus exceeded the minimum levels required by the Illinois Department of Insurance and RBC standards.

11. Employee Benefit Plans

The Society has noncontributory defined-benefit pension plans providing benefits for substantially all employees and full-time fieldworkers who have completed one year of continuous service. The benefits are generally based on years of service and the employee’s compensation during employment. The Society’s funding method is the level dollar entry age normal method. The employees’ retirement plan (the Plan) includes a medical benefit component in addition to the normal retirement benefits to fund a portion of the postretirement obligations for retirees and their beneficiaries in accordance with Section 401(h) of the Internal Revenue Code (IRC). A separate account has been established and maintained in the Plan for net assets related to the medical benefit component (401(h) account). In accordance with IRC Section 401(h), the Plan’s investments in the 401(h) account may not be used for, or directed to, any purpose other than providing health benefits for retirees and their beneficiaries. The related obligations for health benefits are not included in this Plan’s obligations. Pension benefit for 2025, 2024, and 2023 was $7,112, $6,741 and $3,066, respectively, including $6,430, $6,328 and $4,479, respectively, related to the medical benefit plans.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

11. Employee Benefit Plans (continued)

A summary of assets, obligations, and assumptions of the pension and other postretirement benefit plans are as follows, with the Society using a December 31 measurement date:

	Pension Benefits		Other Postretirement Benefits
	December 31		December 31
	2025	2024	2025	2024
Change in benefit obligation
Benefit obligation at beginning of year	$625,222	$651,096	$92,604	$94,291
Service cost	11,990	12,408	1,813	1,792
Interest cost	35,792	33,168	5,959	4,739
Plan amendments	–	–	–	–
Actuarial (gain)/loss	18,626	(39,771)	20,022	(4,501)
Benefits paid	(33,575)	(31,679)	(3,703)	(3,717)
Benefit obligation at end of year	$658,055	$625,222	$116,695	$92,604

Change in plan assets
Fair value of plan assets at beginning of year	$702,988	$684,342	$161,497	$142,885
Actual return on plan assets	48,394	31,110	27,979	22,133
Employer contributions	19,221	19,215	486	196
Benefits paid	(33,575)	(31,679)	(3,703)	(3,717)
Fair value of plan assets at end of year	$737,028	$702,988	$186,259	$161,497

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

11. Employee Benefit Plans (continued)

			Other Postretirement
	Pension Benefits		Benefits
	December 31		December 31
	2025	2024	2025	2024
Funded status
Overfunded – nonadmitted assets:
Prepaid benefit costs	$160,981	$139,869	$28,265	$21,834
Over/(under) funded plan assets	10,726	23,465	46,828	52,749
Total nonadmitted assets	$171,707	$163,334	$75,093	$74,583

Underfunded – liabilities
Accrued benefit costs	$74,775	$72,223	$5,151	$5,204
Liability for pension benefits	17,959	13,345	378	486
Total Liabilities	92,734	85,568	5,529	5,690
Total liabilities recognized	$92,734	$85,568	$5,529	$5,690
Total liabilities unrecognized	$-	$-	$-	$-

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$597,872	$581,052	$116,695	$92,604

Weighted-average assumptions used to determine projected benefit obligation as of December 31
Weighted-average discount rate	5.74%	5.78%	5.84%	5.82%
Rate of compensation increase	5.00%	5.00%	N/A	N/A

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

11. Employee Benefit Plans (continued)

	Pension Benefits			Other Postretirement Benefits
	2025	2024	2023	2025	2024	2023
Weighted-average assumptions used to determine net periodic benefit cost as of December 31
Weighted-average discount rate	5.78%	5.10%	5.25%	5.82%	5.10%	5.30%
Expected long-term rate of return on plan assets	7.00	7.00	7.00	7.00	7.00	7.00
Rate of compensation increase	5.00	5.00	5.00	N/A	N/A	N/A

Components of net periodic benefit cost
Service cost	$11,990	$12,408	$11,543	$1,814	$1,792	$1,608
Interest cost	35,792	33,168	32,128	5,959	4,739	4,435
Expected return on plan assets	(48,520)	(47,248)	(41,988)	(11,170)	(9,888)	(8,332)
Amortization of prior service cost	895	895	895	–	–	-
Net actuarial (gain)/loss	505	1,636	-	(2,600)	(2,490)	(1,729)
Net periodic benefit cost	$662	$859	$(2,578)	$(5,997)	$(5,847)	$(4,018)

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

11. Employee Benefit Plans (continued)

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:

	Pension Benefits		Other Postretirement Benefits
	December 31		December 31
	2025	2024	2025	2024
Items not yet recognized as a component of net periodic cost-prior year	$(10,120)	$16,044	$(52,263)	$(38,007)
Net prior service cost or credit arising during the period	–	–	–	–
Net prior service cost or credit recognized	(895)	(895)	–	–
Net (gain) and loss arising during the period	18,752	(23,633)	3,213	(16,746)
Net gain and (loss) recognized	(505)	(1,636)	2,600	2,490
Items not yet recognized as a component of net periodic cost- current year	$7,232	$(10,120)	$(46,450)	$(52,263)

Amounts in unassigned funds (surplus) that have not been recognized as components of net periodic benefit cost:

	Pension Benefits		Other Postretirement Benefits
	December 31		December 31
	2025	2024	2025	2024
Net prior service cost or credit	$4,227	$5,122	$-	$-
Net recognized (gains) and losses	3,005	(15,242)	(46,450)	(52,263)

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

11. Employee Benefit Plans (continued)

The pension benefits disclosure combines the employees’ retirement plan and supplemental executive retirement plan values. At December 31, 2025, the fair value of plan assets for the employees’ retirement plan of $737,028 exceeded the projected benefit obligation of $565,321. For the supplemental executive retirement plan, the projected benefit obligation of $92,734 exceeded the fair value of plan assets of $0 at December 31, 2025.

The other postretirement benefits disclosure combines the medical benefit plan and postretirement life insurance plan values. At December 31, 2025, the fair value of plan assets for the medical benefit plan of $186,259 exceed the projected benefit obligation of $111,166. For the postretirement life insurance plan, the projected benefit obligation of $5,529 exceeded the fair value of plan assets of $0 at December 31, 2025.

The accumulated benefit obligation for all defined-benefit plans was $597,872 and $581,052 at December 31, 2025 and 2024, respectively. The defined-benefit plans include the employees’ retirement plan and the supplemental executive retirement plan. At December 31, 2025, the fair value of plan assets of $737,028 exceeded the accumulated benefit obligation of the employees’ retirement plan of $514,913. For the supplemental executive retirement plan, the accumulated benefit obligation of $82,959 exceeded the fair value of plan assets of $0 at December 31, 2025.

For measurement purposes, a 5.4% annual rate of increase in the per capita cost of covered healthcare benefits was assumed for 2025. The rate was assumed to decrease gradually to 4.5% for 2033 and remain at that level thereafter.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

11. Employee Benefit Plans (continued)

Pension Plan Assets

Pension plan weighted-average asset allocations at December 31, 2025 and 2024, by asset category, are as follows:

	Retirement Plan
	Assets at December 31
	2025	2024
Asset category
Equity	14.9%	22.3%
Fixed income (Non-LDI)	7.0	8.6
Fixed income (LDI)	59.7	49.7
Alternative investments	15.9	17.2
Cash and Short-term Investments	2.5	2.2
	100.0%	100.0%

	401(h) Plan Assets
	at December 31
	2025	2024
Asset category
Equity	99%	99%
Short-term Investments	1%	1%

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

11. Employee Benefit Plans (continued)

The Society’s long-range asset allocation model for the defined benefit retirement plan is 14% equities, 10% fixed income, 65% liability driven investments (LDI), 10% alternative investments, and 1% short-term investments as of December 31, 2025. The objective of the Plan is to meet commitments to employees at a reasonable cost to the Society. This is primarily accomplished through the growth of capital and safety of funds invested. The Plan will therefore be actively invested to achieve real growth of capital over inflation through appreciation of securities held and through the accumulation and reinvestment of dividend and interest income.

Asset allocations and investment performance are formally reviewed annually by the Board of Directors. The Retirement Plan Portfolio Manager continually monitors the portfolio and makes recommendations regarding asset allocation and portfolio rebalancing.

At December 31, 2025, the Society utilized an expected long-term return of 7.0% on pension fund assets. The estimated rate of return is reviewed annually and is based on many factors including the expected forecast for inflation, risk premiums for each asset class, as well as current and future financial market conditions. Forecasting of asset and liability growth is performed annually.

The expected benefit payments to be paid in the next 10 years ending December 31 are outlined below:

Years ending December 31:
2026	$30,245
2027	31,396
2028	32,587
2029	33,619
2030	34,713
2031–2035	187,458

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

11. Employee Benefit Plans (continued)

The valuation techniques used to measure fair value of plan assets at December 31, 2025 and 2024 maximized the use of observable inputs and minimized the use of unobservable inputs. Refer to Note 4 for methods and assumptions used to estimate the fair value of plan assets. There were no transfers between levels in the limited partnerships and hedge funds during 2025 and 2024. Transfers between fair value hierarchy levels are recognized at the end of the reporting period.

	Assets at Fair Value as of December 31, 2025*
	Level 1	Level 2	Level 3	Total
Bonds:
Government	$–	$146	$–	$146
States and political subdivisions	–	2,762	–	2,762
Commercial mortgage-backed	–	2	–	2
Mutual funds:
Stock – Large-cap value	8,877	–	–	8,877
Stock – Large-cap blend	9,571	–	–	9,571
Stock – Emerging Markets	14,744	–	–	14,744
Stock – Intermediate Bond	31,709	–	–	31,709
Stock – Mid-cap growth	2,678	–	–	2,678
Stock – Small-cap value	2,708	–	–	2,708
Common collective trust	138,644	315,314	–	453,958
Limited partnerships and hedge funds	–	101,708	95,884	197,592
Short-term investments	12,197	–	–	12,197
Assets held in 401(h) account:
Mutual funds:
Stock – Intermediate bond	20,921	–	–	20,921
Stock – Large-cap growth	89,225	–	–	89,225
Stock – Small-cap blend	18,395	–	–	18,395
Stock – Balanced	56,909	–	–	56,909
Short-term investments	991	–	–	991
Total	$407,569	$419,932	$95,884	$923,385

* Note that these amounts exclude cash and receivables.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

11. Employee Benefit Plans (continued)

	Assets at Fair Value as of December 31, 2024*
	Level 1	Level 2	Level 3	Total
Bonds:
Government	$–	$277	$–	$277
States and political subdivisions	–	2,572	–	2,572
Commercial mortgage-backed	–	4	–	4
Mutual funds:
Stock – Large-cap value	19,513	–	–	19,513
Stock – Large-cap blend	17,325	–	–	17,325
Stock – Emerging Markets	16,707	–	–	16,707
Stock – Intermediate Bond	22,257	–	–	22,257
Stock – Mid-cap growth	10,044	–	–	10,044
Stock – Small-cap value	10,103	–	–	10,103
Common collective trust	78,816	301,100	–	379,916
Limited partnerships and hedge funds	–	111,305	99,546	210,851
Short-term investments	13,344	–	–	13,344
Assets held in 401(h) account:
Mutual funds:
Stock – Intermediate bond	20,300	–	–	20,300
Stock – Large-cap growth	72,372	–	–	72,372
Stock – Small-cap blend	16,902	–	–	16,902
Stock – Balanced	50,770	–	–	50,770
Short-term investments	1,708	–	–	1,708
Total	$350,161	$415,258	$99,546	$864,965

* Note that these amounts exclude cash and receivables.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

11. Employee Benefit Plans (continued)

The Society expects total contributions to the qualified defined benefit pension plan of approximately $13,600 in 2026.

The Society also has a defined-contribution 401(k) plan covering substantially all employees and full-time fieldworkers. Participants may contribute up to 15% of their annual compensation to the plan, and the Society contributes an amount equal to 50% of each participant’s contribution for the first 6% of the participant’s compensation contributed. Total contributions to the plan by the Society, net of forfeitures, for 2025, 2024, and 2023 were $2,993, $2,933, and $2,742, respectively.

The Society sponsors a retiree healthcare benefit plan that provides a prescription drug benefit that is at least actuarially equivalent to Medicare Part D. The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) includes features concerning Medicare Part D that affect the measurement of the accumulated postretirement benefit obligation and net periodic postretirement cost for this plan. The Society’s gross benefit payments for 2025 were $3,217, including the prescription drug benefit, and will increase with the medical trend rate for 2026. Effective January 1, 2019, Medicare eligible retirees were moved to a Part D drug plan. As a result, the Society’s subsidy related to the Act was no longer applicable and had no effect on the Society’s net postretirement benefit costs in 2025 and 2024.

The Society pays substantially all administrative and operating expenses of its employee benefit plans.

12. Contingencies

Various lawsuits arise in the ordinary course of the Society’s business. Contingent liabilities arising from litigation and other matters do not have an impact on the financial position of the Society.

Modern Woodmen of America

Notes to Statutory-Basis Financial Statements (continued)

(Dollars in Thousands)

13. Reinsurance

The Society reinsures certain risks related to a portion of its business. Reinsurance premiums, expenses, and reserves related to reinsured business are accounted for on a basis consistent with that used for the original policies issued and the terms of the reinsurance contracts.

The Society also has a coinsurance agreement with RGA Reinsurance Company to fully reinsure it’s in-force 4% deferred fixed annuity liabilities. The agreement splits the block evenly between 50% coinsurance and 50% coinsurance funds withheld. Assets supporting the funds withheld account are still held by the Society and recorded in the statutory financial statements according to their statutory book value. Settlement under the agreement are made monthly, and there are no provisions resulting in payment delays. Upon the material breach by either party, including insolvency of the reinsurer, payment failure, and the RBC Ratio of the reinsurer falling below certain criteria, the Society may recapture the reinsured business. Assets supporting the funds withheld account recorded on the Society’s balance sheet totaled $1,364,881 and $1,465,530 as of December 31, 2025 and 2024. In 2025 and 2024, the interest maintance reserve was (increased)reduced by ($790) and $1,013, respectively, due to transfers to the reinsuer.

Premiums and expenses are stated net of amounts related to reinsurance agreements. In 2025, 2024, and 2023, insurance premiums were reduced by $64,633, $65,355, and $68,396, respectively, for amounts paid under the cession agreements. In addition, benefits were reduced by $148,797, $132,910, and $122,679 in 2025, 2024, and 2023, respectively, for amounts received under the cession agreements. Insurance reserves applicable to reinsurance ceded have also been reported as reductions of reserves (2025 – $2,807,964; 2024 – $2,959,935). The Society is contingently liable with respect to reinsurance ceded to other entities in the event the reinsurer is unable to meet the obligations that it has assumed.

The standard applicable for XXX/AXXX reinsurance is Actuarial Guideline 48. The Society does not have any Covered Policies in force as defined by Actuarial Guideline 48.

14. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, April 24, 2026, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in any adjustment of the financial statements themselves (Type II). As of April 24, 2026, the Society has not identified any Type I or Type II subsequent events.

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Certified resolution of the board of directors of Modern Woodmen of America (the “Society”) establishing Modern Woodmen of America Variable Annuity Account (the “Account”) (1)

(b)	Not Applicable.

(c)	Distribution Agreement between the Society and MWA Financial Services, Inc. (“MWAFS”) (1)

(1)	First Amendment to Distribution Agreement (5)

(2)	Second Amendment to Distribution Agreement (13)

(3)	Paymaster Agreement between the Society and MWA Financial Services, Inc. (“MWAFS”) (13)

(4)	Expense Sharing Agreement between the Society and MWA Financial Services, Inc. (“MWAFS”) (13)

(5)	Third Amendment to Distribution Agreement (19)

(d)	(1)	Certificate Form (2)

(2)	Variable Supplemental Contract (2)

(3)	Endorsement to Certificate Form– 2011 DIO-INT (19)

(4)	Endorsement to Certificate Form– 2013 ALLOCATION (8)

(5)	Amended Certificate Form(8)

(6)	Endorsement to Certificate Form– 2020 SO-END (15)

(7)	Endorsement to Certificate Form– Roth IRA (19)

(8)	Endorsement to Certificate Form– Traditional IRA (19)

(9)	Endorsement to Certificate Form– SIMPLE IRA (19)

(10)	Endorsement to Certificate Form– 403(b)Tax Sheltered Annuity (19)

(11)	Endorsement to Certificate Form– Inherited Nonqualified Annuity (20)

(12)	Endorsement to Certificate Form– Removal of Variable Settlement Options (20)

(13)	Endorsement to Certificate Form– Surrender Charge (20)

(14)	Endorsement to Certificate Form– Florida Surrender Charge (20)

(15)	Endorsement to Certificate Form– Transfer (20)

(16)	Endorsement to Certificate Form– Zero Accumulated Value (20)

(e)	(1)	Certificate Application (18)

(2)	Suitability Supplement (18)

(3)	Variable Settlement Election (21)

(f)	By-Laws and Articles of Incorporation of the Society (19)

(g)	Not Applicable

(h)	(1)	Participation Agreement relating to BNY Mellon (formerly Dreyfus Funds) (3)

(a)	Supplemental Agreement (4)

(b)	Amendment to Fund Participation Agreement (4)

(c)	Amendment to Administrative Services Agreement (17)

(d)	2nd Amendment to Administrative Services Agreement (17)

(e)	Amendment to 12B-1 Letter Agreement (17)

(f)	Amendment to Fund Participation Agreement (19)

(g)	Amendment to Participation Agreement Regarding Rules 30e-3 and 498A (17)

(h)	Amendment to Participation Agreement (22)

(2)	Participation Agreement relating to Fidelity® Variable Insurance Products Funds (2)

(a)	Amended and Restated Participation Agreement (5)

(b)	Amendment to Amended and Restated Participation Agreement (13)

(c)	Amendment to Amended and Restated Participation Agreement (17)

(3)	Participation Agreement relating to Lincoln Variable Insurance Products Trust (18)

(a)	Administrative Services Agreement (18)

(b)	First Amendment to Fund Participation Agreement (19)

(c)	First Amendment to Administrative Services Agreement (19)

(4)	Administrative Services Agreement and Participation Agreement relating to Calvert Variable Trust, Inc. (formerly Summit Pinnacle Series) (2)

(a)	Consent to Assignment of Participation Agreement (9)

(b)	Fund Participation Agreement relating to Calvert Variable Products, Inc. (12)

(c)	Consent to Assignment of Administrative Services Agreement (13)

(d)	Administrative Services Agreement relating to Calvert Variable Products, Inc. (13)

(e)	Amendment to Participation Agreement (17)

(f)	Second Amendment to Participation Agreement (21)

(5)	Participation Agreement relating to T. Rowe Price Equity Series Fund, Inc. and T. Rowe Price International Series, Inc. (3)

(a)	Amendment to Participation Agreement (9)

(b)	Amendment to Participation Agreement (10)

(c)	Amendment to Participation Agreement Regarding Rules 30e-3 and 498A (17)

(d)	Administrative Services Agreement (18)

(e)	Variable Insurance Portfolio Administrative Fee Agreement (19)

(f)	Supplement to the Variable Insurance Portfolio Administrative Fee Agreement (19)

(6)	Participation Agreement relating to Federated Insurance Series Fund (6)

(a)	Notices Amendment to Fund Participation Agreement (14)

(b)	Amendment to Participation Agreement Regarding Rules 30e-3 and 498A (17)

(c)	Third Amendment to Participation Agreement (21)

(7)	Participation Agreement relating to American Funds Insurance Series (10)

(a)	Business Agreement (10)

(b)	Amendment No. 1 to Fund Participation and Service Agreement (16)

(c)	Amendment No. 2 to Fund Participation and Service Agreement (17)

(d)	Amendment No. 3 to Fund Participation and Service Agreement (21)

(8)	Participation Agreement relating to Franklin Templeton Variable Insurance Products Trust (16)

(a)	Participation Agreement Addendum (16)

(b)	Amendment to Participation Agreement (17)

(9)	(a)	T. Rowe Price Shareholder Information Agreement (Rule 22c-2) (4)

(b)	Fidelity® Shareholder Information Agreement (Rule 22c-2) (4)

(c)	Calvert Variable Trust, Inc.(formerly Summit Pinnacle Series) Shareholder Information Agreement (Rule 22c-2) (4)

(d)	American Funds Shareholder Information Agreement (Rule 22c-2) (10)

(e)	Franklin Templeton Shareholder Information Agreement (Rule 22c-2) (16)

(f)	Federated Shareholder Information Agreement (Rule 22c-2) (17)

(i)	Master Service Agreement By And Between se2, inc. and Modern Woodmen of America (7)

(1)	Amendment No. 1 to Master Services Agreement (9)

(2)	Amendment No. 2 to Master Services Agreement (12)

(3)	Amendment No. 3 to Master Services Agreement (11)

(4)	Amendment No. 1 to Statement of Work No. 1 (11)

(5)	Amendment No. 1 to Statement of Work No. 2 (11)

(6)	Amendment No. 2 to Statement of Work No. 2 (12)

(j)	Not Applicable

(k)	Opinion and Consent of Lester L. Bohnert, Esquire (22)

(l)	(1)	Consent of Eversheds Sutherland (US) LLP (22)

(2)	Consent of Ernst & Young LLP (22)

(3)	Consent of Michael S. Andrews, Chief Product Actuary and Vice President (22)

(m)	Not Applicable

(n)	Not Applicable

(o)	Not Applicable

(p)	Powers of Attorney (22)

(q)	Not Applicable

(r)	Not Applicable

(1) Incorporated herein by reference to the Initial Filing of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on June 27, 2001.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on January 31, 2002.

(3) Incorporated herein by reference to Post-Effective Amendment No. 2 of this Registration Statement (File No. 333-63972) as filed with the Securities and Exchange Commission on May 1, 2002.

(4) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 30, 2007.

(5) Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 29, 2010.

(6) Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on February 27, 2012.

(7) Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 29, 2013.

(8) Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on February 27, 2014.

(9) Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 22, 2014.

(10) Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 16, 2015.

(11) Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 18, 2016.

(12) Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 18, 2017.

(13) Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 20, 2018.

(14) Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 24, 2020.

(15) Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on November 23, 2020.

(16) Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on February 12, 2021.

(17) Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 27, 2022.

(18) Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 28, 2023.

(19) Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 26, 2024.

(20) Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on February 27, 2025.

(21) Incorporated herein by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-4 (File No. 333-63972) filed with the Securities and Exchange Commission on April 29, 2025.

(22) Filed herein.

Item 28. Directors and Officers of the Society*

Name	Title
Jerald J. Lyphout	President and Director
Shea E. Doyle	National Secretary, Executive Vice President and Director
Lester L. Bohnert	General Counsel, Executive Vice President and Director
Todd D. Swanson	Chief Financial Officer, Executive Vice President and Director
Joseph A. Sztapka	Director
Sandra L. Stosz	Director
Jackie R. Zachmeyer	Director
Thomas H. Harris	Director
Bruce K. Baude	Director
Brett M. Van	Executive Investment Consultant and Executive Vice President
Steward Lyman	Chief Distribution & Agency Officer and Senior Vice President
Dr. Ahmed F. Okba	Chief Medical Officer and Senior Vice President
Teresa J. Richhart	Chief Human Resources Officer and Senior Vice President
Mark E. Singleton	Chief Strategy Officer and Senior Vice President
Michael S. Andrews	Chief Product Actuary and Vice President
Robert D. Cleppe	Chief Investment Officer, Treasurer and Vice President
Darwin D. Larrison, Sr.	Chief Information Security Officer and Vice President
Xin Liu	Chief Financial Actuary and Vice President
Steven J. Ollenburg	Chief Risk Officer and Vice President
Jason V. Nickles	Chief Fraternal Officer and Vice President
Charles E. Simms	Chief Products & Sales Officer and Vice President

*	Unless otherwise indicated, the principal business address of each person is 1701 1st Avenue, Rock Island, Illinois 61201.

Item 29. Persons Controlled By Or Under Common Control With The Society Or the Registered Separate Account

The registered separate account is a segregated asset account of the Society and is therefore owned and controlled by the Society.

MODERN WOODMEN OF AMERICA

Organizational Chart

01/01/2026

Item 30. Indemnification

Pursuant to Section 50 of the Society’s By-Laws, the Society shall indemnify each officer, director or employee, now or hereafter serving the Society, against the reasonable expenses, including attorney’s fees, of any and all claims, liabilities, penalties, forfeitures and fines to which he or she may be or become subject by reason of having served in any such capacity, except as to matters as to which such director, officer or employee was guilty of gross negligence or misconduct in the performance of his or her duties. Such indemnification shall also extend to instances where at the request of the Society the individual serves as a director, officer, employee, trustee or agent of another enterprise. The foregoing right of indemnification shall not be deemed exclusive of any other rights to which such director, officer or employee may be entitled.

Item 31. Principal Underwriter

(a)   MWA Financial Services, Inc. is the registered separate account’s principal underwriter.

(b)   Directors and Officers of MWA Financial Services, Inc.

Name and Principal Business Address*	Positions and Offices
Clint J. Pogemiller	President and Director
Shea E. Doyle	Secretary and Director
Todd D. Swanson	Treasurer
Lester L. Bohnert	Director
Jerald J. Lyphout	Director
Charles E. Simms	Director

*	The principal business address of all of the persons listed above is 1701 1st Avenue, Rock Island, Illinois 61201.

(c)    Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commission	Compensation
MWA Financial Services, Inc.	$9,723,273	NA	NA	$1,609,767*

*	Includes Variable Product Distribution Fees and reimbursements for certain MWA Financial Services, Inc. expenses.

Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment

Not applicable.

Item 32. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept pursuant to Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Society at 1701 1st Avenue, Rock Island, Illinois 61201.

Item 33. Management Services

Not applicable.

Item 34. Fee Representation and Undertakings

Modern Woodmen of America hereby represents that the fees and charges deducted under the Certificate described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Modern Woodmen of America.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Modern Woodmen of America Variable Annuity Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Rock Island, and State of Illinois, on this 29th day of April, 2026.

Modern Woodmen Of America

By:	/s/ Jerald J. Lyphout
Jerald J. Lyphout President

Modern Woodmen Of America Variable Annuity Account

By:	/s/ Jerald J. Lyphout
Jerald J. Lyphout President Modern Woodmen of America

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.

Signature	Title	Date

/s/ Jerald J. Lyphout Jerald J. Lyphout	President and Director [Principal Executive Officer]	April 29, 2026

/s/ Shea E. Doyle Shea E. Doyle	National Secretary, Executive Vice President and Director	April 29, 2026

/s/ Lester L. Bohnert Lester L. Bohnert	General Counsel, Executive Vice President and Director	April 29, 2026

/s/ Todd D. Swanson	Chief Financial Officer, Executive Vice President and Director	April 29, 2026
Todd D. Swanson

/s/ Jeffrey B. Bach	Controller	April 29, 2026
Jeffrey B. Bach

* Joseph Sztapka	Director	April 29, 2026

* Sandra L. Stosz	Director	April 29, 2026

* Jackie R. Zachmeyer	Director	April 29, 2026

*	Director	April 29, 2026
Thomas H. Harris

*	Director	April 29, 2026
Bruce K. Baude

*By:	/s/ Lester L. Bohnert
Attorney in Fact Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Description

(h)(1)(h)	Amendment to Participation Agreement

(k)	Opinion and Consent of Lester L. Bohnert, Esquire

(l)(1)	Consent of Eversheds Sutherland (US) LLP.

(l)(2)	Consent of Ernst & Young LLP.

(l)(3)	Consent of Michael S. Andrews, Chief Product Actuary and Vice President

(p)	Powers of Attorney